UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Brian H. Lawrence, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2025

Nuveen Emerging Markets Debt Fund
Class A Shares/TEDLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$104	0.97%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.58% for Class A Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.58%	13.41%	3.04%	5.70%

Class A at maximum sales charge (Offering Price)	(2.48)%	8.92%	2.20%	5.27%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R623_AR_1225 5092483

4

Annual Shareholder Report December 31, 2025

Nuveen Emerging Markets Debt Fund
Class I Shares/TEDHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.68%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.54% for Class I Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.54%	13.85%	3.31%	6.00%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses .including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R318_AR_1225 5092483

4

Annual Shareholder Report December 31, 2025

Nuveen Emerging Markets Debt Fund
Premier Class Shares/TEDPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$84	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.63% for Premier Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	1.63%	13.63%	3.23%	5.88%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R599_AR_1225 5092483

4

Annual Shareholder Report December 31, 2025

Nuveen Emerging Markets Debt Fund
Class R6 Shares/TEDNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.56% for Class R6 Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	1.56%	13.83%	3.38%	6.05%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R581_AR_1225 5092483

4

Annual Shareholder Report December 31, 2025

Nuveen Emerging Markets Debt Fund
Retirement Class Shares/TEDTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$93	0.87%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.50% for Retirement Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	1.50%	13.57%	3.15%	5.80%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	4.40%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R615_AR_1225 5092483

4

Annual Shareholder Report December 31, 2025

Nuveen Emerging Markets Debt Fund
Class W Shares/TEDVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Emerging Markets Debt Fund returned 1.70% for Class W Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 1.14%.

•
Top contributors to relative performance

•
Security selections within Mexican and Peruvian corporate debt.

•
Exposure to local currency debt, most notably in South Africa, Chile and Turkey.

•
Yield curve positioning amid a lower-duration portfolio relative to the benchmark.

•
Top detractors from relative performance

•
An allocation to emerging-markets (EM) corporates at the expense of an underweight to EM sovereigns.

•
No exposure to Venezuela, which includes the state-owned oil producer Petróleos de Venezuela.

•
Overweight to Senegal sovereign and Peruvian corporate debt, where Petroleos del Peru (quasi-sovereign energy company) abruptly announced plans at year end to reorganize the business without providing details.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	1.70%	14.64%	4.04%	5.93%

J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	1.14%	14.30%	1.78%	3.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$829,377,701

Total number of portfolio holdings	419

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 749,980

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two‑month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N701_AR_1225 5092483

4

Annual Shareholder Report December 31, 2025

Nuveen Inflation Linked Bond Fund
Class A Shares/TCILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 6.76% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.76%	2.10%	2.82%

Class A at maximum sales charge (Offering Price)	2.76%	1.32%	2.43%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W474_AR_1225 5092485

3

Annual Shareholder Report December 31, 2025

Nuveen Inflation Linked Bond Fund
Class I Shares/TIIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$41	0.40%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 6.92% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.92%	2.29%	3.04%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P668_AR_1225 5092485

3

Annual Shareholder Report December 31, 2025

Nuveen Inflation Linked Bond Fund
Premier Class Shares/TIKPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 7.03% for Premier Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	7.03%	2.27%	2.99%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M459_AR_1225 5092485

3

Annual Shareholder Report December 31, 2025

Nuveen Inflation Linked Bond Fund
Class R6 Shares/TIILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.25%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 7.08% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	7.08%	2.43%	3.15%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W482_AR_1225 5092485

3

Annual Shareholder Report December 31, 2025

Nuveen Inflation Linked Bond Fund
Retirement Class Shares/TIKRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 6.84% for Retirement Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.84%	2.17%	2.89%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 7,264,374

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315696_AR_1225 5092485

3

Annual Shareholder Report December 31, 2025

Nuveen Inflation Linked Bond Fund
Class W Shares/TIIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Inflation Linked Bond Fund returned 7.35% for Class W Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 7.47%.

•
Top contributors to relative performance

•
Yield curve positioning.

•
Top detractors from relative performance

•
Year‑end pricing.

•
Asset allocation in government securities away from TIPS

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	7.35%	2.67%	3.90%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.14%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	7.47%	2.52%	3.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$3,180,750,822

Total number of portfolio holdings	51

Portfolio turnover (%)	27%

Total management fees paid for the year	$7,264,374

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P379_AR_1225 5092485

3

Annual Shareholder Report December 31, 2025

Nuveen International Bond Fund
Class A Shares/TIBEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$91	0.89%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.28)% for Class A Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	(0.28)%	3.88%	0.27%	1.81%

Class A at maximum sales charge (Offering Price)	(4.22)%	(0.28)%	(0.54)%	1.37%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P486_AR_1225 5092489

4

Annual Shareholder Report December 31, 2025

Nuveen International Bond Fund
Class I Shares/TIBNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.18)% for Class I Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Class I Shares at NAV	(0.18)%	4.21%	0.57%	2.11%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P528_AR_1225 5092489

4

Annual Shareholder Report December 31, 2025

Nuveen International Bond Fund
Premier Class Shares/TIBLX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at
(800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$71	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.19)% for Premier Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Premier Class Shares at NAV	(0.19)%	4.17%	0.48%	2.01%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P510_AR_1225 5092489

4

Annual Shareholder Report December 31, 2025

Nuveen International Bond Fund
Class R6 Shares/TIBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$54	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.26)% for Class R6 Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Class R6 Shares at NAV	(0.26)%	4.24%	0.61%	2.16%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P536_AR_1225 5092489

4

Annual Shareholder Report December 31, 2025

Nuveen International Bond Fund
Retirement Class Shares/TIBVX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at  https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$81	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.27)% for Retirement Class Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	(0.27)%	3.89%	0.36%	1.90%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.41%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P494_AR_1225 5092489

4

Annual Shareholder Report December 31, 2025

Nuveen International Bond Fund
Class W Shares/TIBUX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 2 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Bond Fund returned (0.24)% for Class W Shares at net asset value (NAV) for the abbreviated two‑month reporting period ended December 31, 2025. The Fund performed in line with the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned (0.40)%.

•
Top contributors to relative performance

•
Yield curve positioning including an underweight to Japanese yen‑denominated securities, out‑of‑benchmark duration exposure to U.S. dollar-denominated securities and exposure to South African rand-denominated debt.

•
Security selection within global treasuries, most notably Italy, Spain and France.

•
Top detractors from relative performance

•
Foreign currency exposure due to the cost of hedging.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	2‑Month	1‑Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	(0.24)%	4.84%	1.20%	3.13%

Bloomberg Global Aggregate Bond Index	0.49%	8.17%	(2.15)%	0.80%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	(0.40)%	2.80%	0.79%	2.36%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$1,420,792,299

Total number of portfolio holdings	755

Portfolio turnover (%)	4%

Total management fees paid for the year	$ 1,133,584

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•
Change in fiscal and tax year end: On October 8, 2025, the Board of Trustees approved a change in the Fund’s fiscal and tax year ends from October 31 to December 31. The Fund continued to follow its October 31 regulatory reporting schedule through October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N800_AR_1225 5092489

4

Annual Shareholder Report December 31, 2025

Nuveen Real Estate Securities Select Fund
Class A Shares/TCREX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$88	0.87%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.72% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.72%	3.39%	5.69%

Class A at maximum sales charge (Offering Price)	(4.14)%	2.17%	5.06%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.15 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$12,743,604

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W771_AR_1225 5092491

3

Annual Shareholder Report December 31, 2025

Nuveen Real Estate Securities Select Fund
Class I Shares/TIRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.97% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.97%	3.57%	5.88%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.15 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$ 12,743,604

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P593_AR_1225 5092491

3

Annual Shareholder Report December 31, 2025

Nuveen Real Estate Securities Select Fund
Premier Class Shares/TRRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$66	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.94% for Premier Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	1.94%	3.53%	5.84%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.15 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$12,743,604

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M327_AR_1225 5092491

3

Annual Shareholder Report December 31, 2025

Nuveen Real Estate Securities Select Fund
Class R6 Shares/TIREX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$50	0.49%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 2.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	2.09%	3.69%	6.00%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.15 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$ 12,743,604

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W797_AR_1225 5092491

3

Annual Shareholder Report December 31, 2025

Nuveen Real Estate Securities Select Fund
Retirement Class Shares/TRRSX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$75	0.74%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Real Estate Securities Select Fund returned 1.85% for Retirement Class Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out‑of‑benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	1.85%	3.43%	5.74%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Return of Capital: During the current reporting period, $0.15 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$2,536,861,205

Total number of portfolio holdings	44

Portfolio turnover (%)	26%

Total management fees paid for the year	$12,743,604

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W789_AR_1225 5092491

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the Registrant’s Board of Directors or Trustees (“Board”) had determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the Registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025	$70,985	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

December 31, 2024	$72,950	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	Reflects fees billed to all funds except for Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund.

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025	$102,585	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

October 31, 2025	$114,493	$0	$2,250	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

October 31, 2024	$116,325	$0	$1,500	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	Reflects fees billed to Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund. The fiscal year end for these funds was changed from October 31 to December 31 effective November 1, 2025.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended[1]	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

1	Reflects fees billed to all funds except for Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund.

Fiscal Year Ended[1]	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

1	Reflects fees billed to Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund. The fiscal year end for these funds was changed from October 31 to December 31 effective November 1, 2025.

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025	$0	$0	$11,542,000	$11,542,000
December 31, 2024[1]	$0	$0	$293,312	$293,312

1	Reflects fees billed to all funds except for Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025	$0	$0	$11,542,000	$11,542,000
October 31, 2025	$2,250	$0	$11,376,794	$11,379,044
October 31, 2024[1]	$1,500	$0	$303,870	$305,370

1	Reflects fees billed to Nuveen Emerging Markets Debt Fund and Nuveen International Bond Fund.

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (four of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of
December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, and the changes in each of their net assets, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Nuveen Emerging Markets Debt Fund (1)
Nuveen Inflation Linked Bond Fund (2)
Nuveen International Bond Fund (1)
Nuveen Real Estate Securities Select Fund (2)
(1) Statement of operations for the period November 1, 2025 through December 31, 2025 and the year ended October 31, 2025, and statement of changes in net assets for the period November 1, 2025 through December 31, 2025 and the years ended October
31, 2025 and 2024. The financial statements of Nuveen International Bond Fund are presented on a consolidated basis.
(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended
December 31, 2025, the period April 1, 2024 through December 31, 2024 and the year ended March 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuer, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Emerging Markets Debt
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.1%
BANK LOAN OBLIGATIONS - 0.5%
PUERTO RICO - 0.5%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 6 .865% 10/15/29 $ 1,825,050
2,000,000 (a) Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR1M + 3.250%) 7 .155 01/30/32 1,966,000
TOTAL PUERTO RICO 3,791,050
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,822,881) 3,791,050
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.7%
MEXICO - 0.7%
252,421 (b) Grupo Aeromexico SAB de C.V. (ADR) 5,543,165
TOTAL MEXICO 5,543,165
TOTAL COMMON STOCKS
(Cost $4,744,816) 5,543,165
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 45.1%
ANGOLA - 0.1%
850,000 (c) Azule Energy Finance PLC 8 .125 01/23/30 851,105
TOTAL ANGOLA 851,105
ARGENTINA - 1.5%
3,025,000 (c) Arcor SAIC 7 .600 07/31/33 3,052,225
2,500,000 (c) Pampa Energia S.A. 7 .875 12/16/34 2,514,750
3,025,000 (c) Transportadora de Gas del Sur S.A. 7 .750 11/20/35 2,988,276
500,000 (c) YPF S.A. 6 .950 07/21/27 503,967
1,200,000 (c) YPF S.A. 8 .750 09/11/31 1,240,564
2,000,000 (c) YPF S.A. 8 .250 01/17/34 2,043,924
TOTAL ARGENTINA 12,343,706
AUSTRALIA - 0.3%
2,425,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,322,087
TOTAL AUSTRALIA 2,322,087
BRAZIL - 3.7%
2,900,000 (c) Banco Bradesco S.A. 6 .500 01/22/30 3,050,568
3,625,000 (c) Caixa Economica Federal 5 .625 05/13/30 3,681,006
1,775,000 (c) Corp Quiport S.A. 9 .000 12/15/37 1,899,699
2,200,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 2,426,831
1,000,000 (c) Klabin Austria GmbH 5 .750 04/03/29 1,016,154
1,725,000 (c) LD Celulose International GmbH 7 .950 01/26/32 1,797,124
2,100,000 (c) Minerva Luxembourg S.A. 8 .875 09/13/33 2,293,509
207,066 (c),(d) Oi S.A., (cash 10.000% or cash 7.500% and 6.000 PIK or PIK 13.500%) 10 .000 06/30/27 91,109
1,950,000 Petrobras Global Finance BV 6 .250 01/10/36 1,913,306
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,479,317
1,800,000 (c) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,377,118
2,600,000 (c) Rede D'or Finance Sarl 6 .450 09/09/35 2,674,100
950,000 (c) Rio Oil Finance Trust 8 .200 04/06/28 980,875
2,200,000 (c) Rumo Luxembourg Sarl 4 .200 01/18/32 2,013,880
1,000,000 (c) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 1,004,581
1,435,000 Suzano Netherlands BV 5 .500 01/15/36 1,422,630
1,880,000 Vale Overseas Ltd 6 .400 06/28/54 1,918,540
TOTAL BRAZIL 31,040,347
CHILE - 4.3%
2,000,000 (c) AES Andes S.A. 6 .250 03/14/32 2,084,256
1,075,000 (c) AES Andes S.A. 8 .150 06/10/55 1,124,869
2,559,643 (c) Alfa Desarrollo S.p.A 4 .550 09/27/51 2,059,330
1,525,000 (c) Antofagasta plc 5 .625 09/09/35 1,569,988
2,300,000 (c),(e),(f),(g) Banco de Credito e Inversiones S.A. 7 .500 N/A 2,439,150
1,000,000 (c),(f),(g) Banco de Credito e Inversiones S.A. 8 .750 N/A 1,080,900
2,100,000 (c),(f),(g) Banco del Estado de Chile 7 .950 N/A 2,226,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 1,900,000 (c) Celulosa Arauco y Constitucion S.A. 6 .180% 05/05/32 $ 1,960,895
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,260,410
977,505 (c) Chile Electricity Lux Mpc II Sarl 5 .580 10/20/35 1,001,762
2,450,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,222,524
2,200,000 (c) Colbun S.A. 5 .375 09/11/35 2,202,750
1,000,000 (c) Corp Nacional del Cobre de Chile 6 .330 01/13/35 1,067,000
850,000 (c) Corp Nacional del Cobre de Chile 6 .440 01/26/36 921,719
2,150,000 (c) Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,704,523
450,000 (c) Corp Nacional del Cobre de Chile 6 .780 01/13/55 484,452
1,500,000 (c) Embotelladora Andina S.A. 3 .950 01/21/50 1,177,365
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,278,040
2,200,000 (c) Empresa Nacional del Petroleo 3 .450 09/16/31 2,027,800
500,000 (c) Empresa Nacional del Petroleo 6 .150 05/10/33 529,088
2,000,000 (c) Inversiones CMPC S.A. 6 .700 12/09/57 2,006,120
1,000,000 (c) Latam Airlines Group S.A. 7 .875 04/15/30 1,051,770
1,700,000 (c) Latam Airlines Group S.A. 7 .625 01/07/31 1,784,885
TOTAL CHILE 35,265,596
CHINA - 0.2%
600,000 Fortune Star BVI Ltd, Reg S 6 .800 09/09/29 590,646
1,500,000 (c) Lenovo Group Ltd 3 .421 11/02/30 1,426,775
TOTAL CHINA 2,017,421
COLOMBIA - 1.8%
1,643,000 (c),(g) Banco Davivienda S.A. 8 .125 07/02/35 1,720,846
1,500,000 (g) Bancolombia S.A. 8 .625 12/24/34 1,607,684
2,075,000 Ecopetrol S.A. 4 .625 11/02/31 1,858,811
1,000,000 Ecopetrol S.A. 8 .875 01/13/33 1,067,942
1,000,000 Ecopetrol S.A. 5 .875 11/02/51 718,285
2,000,000 (c) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,879,300
1,000,000 (c) Empresas Publicas de Medellin ESP 4 .375 02/15/31 912,179
1,050,000 (c) Gran Tierra Energy, Inc 9 .500 10/15/29 738,591
2,575,000 (c) Grupo Aval Ltd 4 .375 02/04/30 2,412,914
2,200,000 (c) Grupo Nutresa S.A. 8 .000 05/12/30 2,376,050
TOTAL COLOMBIA 15,292,602
COSTA RICA - 0.6%
1,500,902 (c) Autopistas del Sol S.A. 7 .375 12/30/30 1,502,778
3,000,000 (c) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 3,150,000
TOTAL COSTA RICA 4,652,778
DOMINICAN REPUBLIC - 0.5%
2,300,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,415,000
1,700,000 (c) AES Andres BV 5 .700 05/04/28 1,678,750
TOTAL DOMINICAN REPUBLIC 4,093,750
EL SALVADOR - 0.3%
2,450,000 (c) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 2,627,625
TOTAL EL SALVADOR 2,627,625
GHANA - 0.3%
1,100,000 (c) Kosmos Energy Ltd 7 .500 03/01/28 743,179
1,075,000 (c),(e) Kosmos Energy Ltd 8 .750 10/01/31 607,515
1,522,000 (c) Tullow Oil plc 10 .250 05/15/26 1,103,450
TOTAL GHANA 2,454,144
GUATEMALA - 0.9%
700,000 (c) CT Trust 5 .125 02/03/32 673,242
3,300,000 (c) Energuate Trust 2 0 6 .350 09/15/35 3,298,729
1,650,000 (c) Investment Energy Resources Ltd 6 .250 04/26/29 1,657,508
1,750,000 (c) Millicom International Cellular S.A. 7 .375 04/02/32 1,818,640
TOTAL GUATEMALA 7,448,119
HONG KONG - 0.2%
2,000,000 (c) Melco Resorts Finance Ltd 5 .375 12/04/29 1,979,613
TOTAL HONG KONG 1,979,613
INDIA - 2.7%
2,100,000 (c) Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 2,037,627
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,595,321

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIA (continued)
$ 697,914 (c) Azure Power Energy Ltd 3 .575% 08/19/26 $ 682,385
1,646,313 (c) Continuum Green Energy India Pvt 7 .500 06/26/33 1,699,071
3,050,000 (c) IRB Infrastructure Developers Ltd 7 .110 03/11/32 3,147,651
2,225,000 (c) Muthoot Finance Ltd 6 .375 04/23/29 2,258,706
3,500,000 (c),(f) Network i2i Ltd 3 .975 N/A 3,484,916
2,700,000 (c) ReNew Wind Energy AP2 4 .500 07/14/28 2,590,390
2,400,000 (c) Sammaan Capital Ltd 8 .950 08/28/28 2,472,971
2,100,000 (c) Shriram Finance Ltd 6 .150 04/03/28 2,147,472
TOTAL INDIA 22,116,510
INDONESIA - 2.0%
2,400,000 (f) Bank Negara Indonesia Persero Tbk PT, Reg S 4 .300 N/A 2,343,394
1,085,000 (c) Freeport Indonesia PT 5 .315 04/14/32 1,106,205
1,800,000 (c) Indika Energy Tbk PT 8 .750 05/07/29 1,781,025
1,500,000 (c) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,510,667
1,500,000 (c) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,564,137
1,250,000 (c) Pertamina Persero PT 4 .700 07/30/49 1,056,589
1,000,000 (c) Perusahaan Listrik Negara PT 5 .250 10/24/42 934,897
2,000,000 (c) Perusahaan Listrik Negara PT 6 .150 05/21/48 2,031,192
2,000,000 (c) Perusahaan Penerbit SBSN Indonesia III 4 .500 12/01/30 2,003,600
1,632,510 (c) Sorik Marapi Geothermal Power PT 7 .750 08/05/31 1,667,575
995,000 (c) Star Energy Geothermal Darajat II 4 .850 10/14/38 964,006
TOTAL INDONESIA 16,963,287
ISRAEL - 1.0%
2,000,000 (c),(g) Bank Hapoalim BM, Reg S 3 .255 01/21/32 1,961,000
2,841,000 (c) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 2,801,950
500,000 (c) Energean Israel Finance Ltd, Reg S 5 .875 03/30/31 483,055
985,000 (c) Energean Israel Finance Ltd, Reg S 8 .500 09/30/33 1,053,950
1,600,000 (c) Leviathan Bond Ltd, Reg S 6 .750 06/30/30 1,628,194
TOTAL ISRAEL 7,928,149
JAMAICA - 0.8%
3,500,000 (c) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 3,596,250
2,850,000 (c) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 2,839,455
TOTAL JAMAICA 6,435,705
KAZAKHSTAN - 0.5%
1,550,000 (c) KazMunayGas National Co JSC 6 .375 10/24/48 1,559,880
2,225,000 (c) QazaqGaz NC JSC 4 .375 09/26/27 2,217,514
TOTAL KAZAKHSTAN 3,777,394
KOREA, REPUBLIC OF - 0.3%
2,750,000 (c) GS Caltex Corp 4 .250 10/28/30 2,720,346
TOTAL KOREA, REPUBLIC OF 2,720,346
MACAU - 0.3%
200,000 (c),(e) MGM China Holdings Ltd 7 .125 06/26/31 211,677
2,000,000 Sands China Ltd 3 .250 08/08/31 1,845,084
TOTAL MACAU 2,056,761
MALAYSIA - 0.6%
3,320,000 (c) Petronas Capital Ltd 5 .340 04/03/35 3,452,687
1,300,000 (c) Petronas Capital Ltd 5 .848 04/03/55 1,360,028
TOTAL MALAYSIA 4,812,715
MAURITIUS - 0.1%
987,888 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 1,027,236
TOTAL MAURITIUS 1,027,236
MEXICO - 6.1%
3,100,000 (c),(f),(g) Banco Mercantil del Norte S.A. 8 .375 N/A 3,255,000
1,500,000 (c) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,472,145
3,000,000 (c),(g) BBVA Bancomer S.A. 5 .125 01/18/33 2,949,150
1,100,000 (c),(g) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,155,000
2,900,000 (c),(f) Cemex SAB de C.V. 7 .200 N/A 3,024,410
2,776,673 (c) CFE FIBRA E 5 .875 09/23/40 2,771,310
860,000 (c) Comision Federal de Electricidad 6 .125 06/16/45 815,260
1,640,000 (c) Comision Federal de Electricidad 6 .264 02/15/52 1,535,156
1,981,015 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,082,106

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 975,000 (c) Gruma SAB de C.V. 5 .761% 12/09/54 $ 978,164
2,100,000 (c),(e) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 2,143,953
2,000,000 Grupo Televisa SAB 6 .125 01/31/46 1,517,076
1,000,000 (c) Mexico City Airport Trust 5 .500 10/31/46 881,041
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12 .500 10/15/31 2,575,000
2,200,000 (c) Nemak SAB de C.V. 3 .625 06/28/31 1,907,812
960,000 (c) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 948,077
1,000,000 (c) Orbia Advance Corp SAB de C.V. 7 .500 05/13/35 970,110
2,100,000 Pemex Project Funding Master Trust 6 .625 06/15/35 1,992,738
3,947,000 Petroleos Mexicanos 6 .840 01/23/30 4,008,185
5,619,000 Petroleos Mexicanos 6 .700 02/16/32 5,603,999
2,200,000 (e) Petroleos Mexicanos 5 .625 01/23/46 1,653,003
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,628,647
1,500,000 Petroleos Mexicanos 6 .950 01/28/60 1,221,150
500,000 (c) Saavi Energia Sarl 8 .875 02/10/35 542,275
2,226,000 (c) Trust 2401 4 .869 01/15/30 2,192,610
1,149,000 (c) Trust Fibra Uno 4 .869 01/15/30 1,124,405
TOTAL MEXICO 50,947,782
MOROCCO - 0.6%
1,200,000 (c) OCP S.A. 6 .700 03/01/36 1,286,856
4,000,000 (c) OCP S.A. 5 .125 06/23/51 3,305,000
TOTAL MOROCCO 4,591,856
MULTI-NATIONAL - 0.3%
2,200,000 (c) MOBILIARE S.A. 6 .750 11/10/32 2,189,000
TOTAL MULTI-NATIONAL 2,189,000
NETHERLANDS - 0.2%
200,000 (c) Veon Midco BV 3 .375 11/25/27 189,548
1,600,000 (c) Veon Midco BV 9 .000 07/15/29 1,664,889
TOTAL NETHERLANDS 1,854,437
NIGERIA - 0.5%
1,000,000 (c) IHS Holding Ltd 6 .250 11/29/28 994,818
3,100,000 (c),(e) IHS Holding Ltd 7 .875 05/29/30 3,193,000
TOTAL NIGERIA 4,187,818
PANAMA - 0.8%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,626,000
3,000,000 (c) Banco Nacional de Panama 2 .500 08/11/30 2,657,639
1,200,000 (c) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 922,188
200,000 (c) Sable International Finance Ltd 7 .125 10/15/32 202,383
1,322,978 (c) UEP Penonome II S.A. 6 .500 10/01/38 1,178,112
TOTAL PANAMA 6,586,322
PERU - 2.3%
3,000,000 (c) Auna S.A. 8 .750 11/06/32 3,026,340
1,250,000 (c) Banco BBVA Peru S.A. 6 .200 06/07/34 1,293,624
2,000,000 (c) Banco de Credito del Peru S.A. 5 .650 01/15/37 2,009,000
1,700,000 (c) Banco Internacional del Peru SAA Interbank 6 .397 04/30/35 1,785,000
1,400,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 7 .750 11/05/38 1,538,376
1,125,000 (c) Kallpa Generacion S.A. 5 .500 09/11/35 1,128,375
745,612 (c) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 725,831
1,600,000 (c) Niagara Energy SAC 5 .746 10/03/34 1,629,574
1,500,200 (c) Peru LNG Srl 5 .375 03/22/30 1,447,938
2,750,000 (c) Petroleos del Peru S.A. 5 .625 06/19/47 1,747,989
2,690,000 (c) Volcan Cia Minera SAA 8 .500 10/28/32 2,767,687
TOTAL PERU 19,099,734
SAUDI ARABIA - 2.5%
3,900,000 (c) Arabian Centres Sukuk II Ltd 5 .625 10/07/26 3,890,815
2,500,000 BSF Finance, Reg S 5 .761 09/03/35 2,495,487
2,500,000 (c) EIG Pearl Holdings Sarl 4 .387 11/30/46 2,111,495
2,500,000 (c) S.A. Global Sukuk Ltd 4 .125 09/17/30 2,457,697
1,250,000 (c) Saudi Arabian Oil Co 4 .375 04/16/49 1,032,613
1,800,000 (c) Saudi Arabian Oil Co 3 .250 11/24/50 1,202,022
4,300,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 4,361,562

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SAUDI ARABIA (continued)
$ 2,925,000 SNB Funding Ltd, Reg S 6 .000% 06/24/35 $ 3,010,670
TOTAL SAUDI ARABIA 20,562,361
SOUTH AFRICA - 2.3%
800,000 (f),(g) Absa Group Ltd, Reg S 6 .375 N/A 800,163
2,575,000 (c) Bidvest Group UK plc 6 .200 09/17/32 2,623,577
2,875,000 (c) Eskom Holdings SOC Ltd 6 .350 08/10/28 2,977,465
5,600,000 (c) Eskom Holdings SOC Ltd 8 .450 08/10/28 6,003,736
3,400,000 (c) Transnet SOC Ltd 8 .250 02/06/28 3,589,011
3,200,000 (c) Windfall Mining Group, Inc 5 .854 05/13/32 3,342,109
TOTAL SOUTH AFRICA 19,336,061
SUPRANATIONAL - 0.3%
KZT 1,010,000,000 International Bank for Reconstruction & Development 13 .750 06/11/26 1,955,987
UZS 10,300,000,000 International Finance Corp 11 .000 11/13/26 839,703
TOTAL SUPRANATIONAL 2,795,690
THAILAND - 0.5%
2,000,000 (c) Bangkok Bank PCL 5 .082 11/26/35 1,998,327
2,100,000 (c),(g) Bangkok Bank PCL 3 .466 09/23/36 1,910,624
TOTAL THAILAND 3,908,951
TOGO - 0.2%
1,600,000 (c) Ecobank Transnational, Inc 10 .125 10/15/29 1,696,672
TOTAL TOGO 1,696,672
TRINIDAD AND TOBAGO - 0.3%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 781,515
1,350,000 (c) Trinidad Generation UnLtd 7 .750 06/16/33 1,398,938
TOTAL TRINIDAD AND TOBAGO 2,180,453
TURKEY - 3.3%
1,950,000 (c) Akbank TAS 7 .498 01/20/30 2,062,636
3,700,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 3,459,370
2,700,000 (c) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,792,817
3,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9 .750 07/25/29 3,327,778
3,350,000 (c) Turk Telekomunikasyon AS. 6 .950 10/07/32 3,423,164
1,990,000 (c) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,115,907
2,500,000 (c) Turkiye Garanti Bankasi AS. 8 .125 01/08/36 2,597,351
1,200,000 (c) Turkiye Garanti Bankasi AS. 7 .625 04/15/36 1,215,850
2,875,000 (c) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 3,027,065
1,300,000 (c) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 1,351,700
2,000,000 (c) Yapi ve Kredi Bankasi AS. 9 .250 01/17/34 2,132,596
TOTAL TURKEY 27,506,234
UKRAINE - 0.2%
2,335,120 (c) NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/28 1,785,526
TOTAL UKRAINE 1,785,526
UNITED ARAB EMIRATES - 0.8%
2,000,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,855,245
1,747,975 (c) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,582,059
1,000,000 (c) MDGH GMTN RSC Ltd 4 .375 11/22/33 984,209
2,290,250 (c) Sweihan PV Power Co PJSC 3 .625 01/31/49 1,968,722
TOTAL UNITED ARAB EMIRATES 6,390,235
UNITED KINGDOM - 0.4%
2,000,000 (c),(f),(g) Standard Chartered plc 7 .000 N/A 2,058,340
1,500,000 (c),(f),(g) Standard Chartered plc 7 .625 N/A 1,601,700
TOTAL UNITED KINGDOM 3,660,040
UNITED STATES - 0.3%
2,944,000 (c),(e) SIERRACOL EN AND 9 .000 11/14/30 2,798,817
TOTAL UNITED STATES 2,798,817
ZAMBIA - 0.2%
1,265,000 (c) First Quantum Minerals Ltd 8 .000 03/01/33 1,350,953
TOTAL ZAMBIA 1,350,953
TOTAL CORPORATE BONDS
(Cost $377,282,359) 373,655,938

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 48.5%
ANGOLA - 0.6%
$ 2,250,000 (c) Angolan Government International Bond 8 .250% 05/09/28 $ 2,258,831
1,250,000 (c) Angolan Government International Bond 8 .000 11/26/29 1,219,911
1,950,000 (c) Angolan Government International Bond 9 .375 05/08/48 1,713,180
TOTAL ANGOLA 5,191,922
ARGENTINA - 2.3%
3,675,000 Argentina Republic Government International Bond 2 .500 07/09/41 2,543,100
2,420,000 Argentina Republic Government International Bond (Step Bond) 0 .750 07/09/30 2,057,000
4,050,000 Argentine Republic Government International Bond 5 .000 01/09/38 3,142,800
12,009,989 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 8,935,432
2,709,263 (c) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 2,076,460
TOTAL ARGENTINA 18,754,792
AZERBAIJAN - 0.4%
3,900,000 (c) Republic of Azerbaijan International Bond 3 .500 09/01/32 3,664,755
TOTAL AZERBAIJAN 3,664,755
BARBADOS - 0.5%
4,125,000 (c) Barbados Government International Bond 8 .000 06/26/35 4,335,375
TOTAL BARBADOS 4,335,375
BENIN - 0.4%
1,700,000 (c) Benin Government International Bond 7 .960 02/13/38 1,762,304
725,000 (c) Benin Government International Bond 8 .375 01/23/41 760,600
EUR 1,125,000 (c) Benin Government International Bond 6 .875 01/19/52 1,194,953
TOTAL BENIN 3,717,857
BRAZIL - 2.3%
BRL 14,282,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 2,523,721
BRL 26,175,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 4,192,853
BRL 7,750,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 1,190,330
1,500,000 Brazilian Government International Bond 5 .500 11/06/30 1,523,400
4,010,000 Brazilian Government International Bond 6 .000 10/20/33 4,052,105
2,400,000 Brazilian Government International Bond 6 .625 03/15/35 2,472,480
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 881,045
300,000 Brazilian Government International Bond 4 .750 01/14/50 218,250
1,475,000 Brazilian Government International Bond 7 .125 05/13/54 1,458,037
930,000 Brazilian Government International Bond 7 .250 01/12/56 919,863
TOTAL BRAZIL 19,432,084
CAMEROON - 0.1%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5 .950 07/07/32 989,268
TOTAL CAMEROON 989,268
CHILE - 0.7%
CLP 635,000,000 (c) Bonos de la Tesoreria de la Republica en pesos, Reg S 5 .000 10/01/28 710,650
CLP 2,630,000,000 (c) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 3,042,506
EUR 1,830,000 Chile Government International Bond 3 .800 07/01/35 2,150,143
TOTAL CHILE 5,903,299
COLOMBIA - 1.9%
EUR 2,385,000 Colombia Government International Bond 5 .000 09/19/32 2,665,441
2,675,000 Colombia Government International Bond 7 .500 02/02/34 2,787,350
1,525,000 Colombia Government International Bond 8 .000 11/14/35 1,624,888
1,500,000 Colombia Government International Bond 7 .750 11/07/36 1,563,225
3,550,000 Colombia Government International Bond 5 .625 02/26/44 2,868,400
COP 5,820,000,000 Colombian TES 7 .750 09/18/30 1,262,325
COP 9,450,000,000 Colombian TES 7 .000 06/30/32 1,844,522
COP 6,600,000,000 Colombian TES 6 .250 07/09/36 1,081,552
TOTAL COLOMBIA 15,697,703
COSTA RICA - 0.7%
1,050,000 (c) Costa Rica Government International Bond 6 .550 04/03/34 1,144,500
4,075,000 (c) Costa Rica Government International Bond 7 .000 04/04/44 4,462,125
TOTAL COSTA RICA 5,606,625
COTE D'IVOIRE - 0.6%
1,500,000 (c) Ivory Coast Government International Bond 8 .075 04/01/36 1,617,451
2,043,030 (c) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 2,048,189

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COTE D’IVOIRE (continued)
$ 1,200,000 (c) Ivory Coast Government International Bond (Step Bond) 8 .250% 01/30/37 $ 1,304,147
TOTAL COTE D'IVOIRE 4,969,787
CZECH REPUBLIC - 0.7%
CZK 66,600,000 Czech Republic Government Bond, Reg S 0 .950 05/15/30 2,841,199
CZK 62,900,000 Czech Republic Government Bond 1 .750 06/23/32 2,625,317
TOTAL CZECH REPUBLIC 5,466,516
DOMINICAN REPUBLIC - 1.5%
700,000 (c) Dominican Republic Government International Bond 7 .050 02/03/31 751,100
5,025,000 (c) Dominican Republic Government International Bond 4 .875 09/23/32 4,830,030
1,585,000 (c) Dominican Republic Government International Bond 7 .450 04/30/44 1,747,383
3,825,000 (c) Dominican Republic Government International Bond 5 .875 01/30/60 3,406,545
1,725,000 (c) Dominican Republic International Bond 5 .875 10/28/35 1,727,933
TOTAL DOMINICAN REPUBLIC 12,462,991
ECUADOR - 0.9%
2,384,600 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 2,350,643
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 4,087,533
820,000 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 641,650
TOTAL ECUADOR 7,079,826
EGYPT - 1.8%
850,000 (c) Egypt Government International Bond 5 .800 09/30/27 858,873
1,725,000 (c) Egypt Government International Bond 7 .600 03/01/29 1,835,954
2,625,000 (c) Egypt Government International Bond 8 .625 02/04/30 2,912,011
3,200,000 (c) Egypt Government International Bond 7 .053 01/15/32 3,329,311
5,400,000 (c) Egypt Government International Bond 8 .500 01/31/47 5,297,308
1,000,000 (c) Egypt Government International Bond 8 .150 11/20/59 937,354
TOTAL EGYPT 15,170,811
EL SALVADOR - 0.6%
3,100,000 (c) El Salvador Government International Bond 7 .625 02/01/41 3,089,150
1,900,000 (c) El Salvador Government International Bond 7 .125 01/20/50 1,743,250
1,500,000 (c) Republic of El Salvador 0 .250 04/17/30 39,375
TOTAL EL SALVADOR 4,871,775
GHANA - 0.8%
2,038,338 (c) Ghana Government International Bond 5 .000 07/03/29 1,998,936
5,456,164 (c) Ghana Government International Bond 5 .000 07/03/35 4,984,787
TOTAL GHANA 6,983,723
GUATEMALA - 1.1%
3,950,000 (c) Guatemala Government Bond 6 .250 08/15/36 4,127,750
1,000,000 (c) Guatemala Government Bond 6 .875 08/15/55 1,067,500
525,000 (c) Guatemala Government International Bond 4 .900 06/01/30 523,162
2,775,000 (c) Guatemala Government International Bond 3 .700 10/07/33 2,479,463
1,250,000 (c) Guatemala Government International Bond 4 .650 10/07/41 1,079,375
TOTAL GUATEMALA 9,277,250
HONDURAS - 0.3%
950,000 (c) Honduras Government International Bond 5 .625 06/24/30 940,500
1,075,000 (c) Honduras Government International Bond 8 .625 11/27/34 1,209,698
TOTAL HONDURAS 2,150,198
HUNGARY - 1.8%
HUF 600,000,000 Hungary Government Bond 4 .500 03/23/28 1,769,498
1,900,000 (c) Hungary Government International Bond 6 .125 05/22/28 1,970,294
4,900,000 (c) Hungary Government International Bond 2 .125 09/22/31 4,223,298
HUF 452,750,000 Hungary Government International Bond 4 .750 11/24/32 1,244,959
3,825,000 (c) Hungary Government International Bond 6 .000 09/26/35 3,976,205
2,375,000 (c) Hungary Government International Bond 3 .125 09/21/51 1,460,830
TOTAL HUNGARY 14,645,084
INDIA - 0.6%
INR 164,500,000 India Government Bond 7 .180 07/24/37 1,868,102
INR 246,000,000 India Government International Bond 7 .180 08/14/33 2,815,619
TOTAL INDIA 4,683,721
INDONESIA - 0.8%
IDR 44,560,000,000 Indonesia Treasury Bond 7 .000 09/15/30 2,811,618

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
IDR 59,634,000,000 Indonesia Treasury Bond 6 .625% 02/15/34 $ 3,690,851
TOTAL INDONESIA 6,502,469
IRAQ - 0.2%
$ 1,273,438 (c) Iraq Government International Bond 5 .800 01/15/28 1,268,299
TOTAL IRAQ 1,268,299
ISRAEL - 0.3%
2,000,000 Israel Government International Bond 5 .375 02/19/30 2,068,638
TOTAL ISRAEL 2,068,638
JAMAICA - 0.5%
1,650,000 Jamaica Government International Bond 8 .000 03/15/39 1,988,250
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,186,263
TOTAL JAMAICA 4,174,513
JORDAN - 0.5%
450,000 (c) Jordan Government International Bond 7 .500 01/13/29 473,528
2,000,000 (c) Jordan Government International Bond 5 .750 11/12/32 1,961,607
2,000,000 (c) Jordan Government International Bond 7 .375 10/10/47 2,005,818
TOTAL JORDAN 4,440,953
KAZAKHSTAN - 0.7%
1,875,000 (c) Baiterek National Managing Holding JSC 5 .450 05/08/28 1,902,130
1,500,000 (c) Kazakhstan Government International Bond 5 .000 07/01/32 1,526,833
1,975,000 (c) Kazakhstan Government International Bond 5 .500 07/01/37 2,035,577
TOTAL KAZAKHSTAN 5,464,540
LEBANON - 0.2%
3,200,000 (d) Lebanon Government International Bond, Reg S 6 .250 11/04/24 740,160
3,800,000 (d) Lebanon Government International Bond, Reg S 6 .850 03/23/27 885,107
TOTAL LEBANON 1,625,267
MALAYSIA - 0.8%
MYR 9,775,000 Malaysia Government Bond 4 .642 11/07/33 2,598,694
MYR 6,000,000 Malaysia Government International Bond 4 .254 05/31/35 1,564,016
MYR 7,825,000 Malaysia Government International Bond 4 .762 04/07/37 2,123,167
TOTAL MALAYSIA 6,285,877
MEXICO - 2.8%
3,250,000 (c) Eagle Funding Luxco Sarl 5 .500 08/17/30 3,310,417
MXN 27,480,000 Mexican Bonos 8 .500 05/31/29 1,538,743
MXN 33,440,000 Mexican Bonos 7 .750 05/29/31 1,788,945
MXN 66,100,000 Mexican Bonos 7 .750 11/23/34 3,404,421
MXN 53,800,000 Mexican Bonos 8 .500 11/18/38 2,799,930
3,200,000 Mexico Government International Bond 5 .625 09/22/35 3,155,200
2,725,000 Mexico Government International Bond 6 .000 05/07/36 2,760,425
2,250,000 Mexico Government International Bond 4 .280 08/14/41 1,806,750
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,347,725
1,300,000 Mexico Government International Bond 7 .375 05/13/55 1,400,100
TOTAL MEXICO 23,312,656
MOROCCO - 0.5%
2,475,000 (c) Morocco Government International Bond 3 .000 12/15/32 2,179,216
2,175,000 (c) Morocco Government International Bond 5 .500 12/11/42 2,069,532
TOTAL MOROCCO 4,248,748
NIGERIA - 1.4%
2,300,000 (c) Nigeria Government International Bond 7 .143 02/23/30 2,382,692
2,375,000 (c) Nigeria Government International Bond 7 .875 02/16/32 2,480,842
950,000 (c) Nigeria Government International Bond 7 .375 09/28/33 966,173
2,150,000 (c) Nigeria Government International Bond 10 .375 12/09/34 2,550,523
2,000,000 (c) Nigeria Government International Bond 8 .631 01/13/36 2,147,426
1,050,000 (c) Nigeria Government International Bond 7 .696 02/23/38 1,048,661
TOTAL NIGERIA 11,576,317
OMAN - 1.0%
1,575,000 (c) Oman Government International Bond 5 .375 03/08/27 1,591,156
950,000 (c) Oman Government International Bond 5 .625 01/17/28 971,339
1,325,000 (c) Oman Government International Bond 6 .500 03/08/47 1,421,875

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OMAN (continued)
$ 4,175,000 (c) Oman Government International Bond 6 .750% 01/17/48 $ 4,597,191
TOTAL OMAN 8,581,561
PAKISTAN - 0.4%
875,000 (c) Pakistan Government International Bond 7 .375 04/08/31 871,306
1,140,000 (c) Pakistan Government International Bond 8 .875 04/08/51 1,120,909
1,500,000 Pakistan Water & Power Development Authority, Reg S 7 .500 06/04/31 1,420,461
TOTAL PAKISTAN 3,412,676
PANAMA - 0.4%
1,075,000 Panama Government International Bond 6 .700 01/26/36 1,155,195
1,750,000 Panama Government International Bond 8 .000 03/01/38 2,043,300
TOTAL PANAMA 3,198,495
PARAGUAY - 0.8%
4,275,000 (c) Paraguay Government International Bond 2 .739 01/29/33 3,812,279
1,275,000 (c) Paraguay Government International Bond 6 .100 08/11/44 1,318,635
1,050,000 (c) Paraguay Government International Bond 5 .600 03/13/48 1,010,574
350,000 (c) Paraguay Government International Bond 6 .650 03/04/55 380,247
TOTAL PARAGUAY 6,521,735
PERU - 1.1%
PEN 3,525,000 Peru Government Bond 5 .400 08/12/34 1,044,427
975,000 Peruvian Government International Bond 1 .862 12/01/32 804,082
2,895,000 Peruvian Government International Bond 3 .000 01/15/34 2,518,216
PEN 6,725,000 (c) Peruvian Government International Bond 5 .400 08/12/34 1,992,560
1,600,000 Peruvian Government International Bond 5 .375 02/08/35 1,634,400
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,389,780
TOTAL PERU 9,383,465
PHILIPPINES - 0.3%
3,050,000 Philippine Government International Bond 4 .200 03/29/47 2,553,483
TOTAL PHILIPPINES 2,553,483
POLAND - 2.3%
830,000 (c) Bank Gospodarstwa Krajowego 5 .375 05/22/33 852,831
1,500,000 (c) Bank Gospodarstwa Krajowego 5 .750 07/09/34 1,577,374
PLN 3,475,000 Republic of Poland Government Bond 4 .750 07/25/29 984,876
PLN 5,500,000 Republic of Poland Government Bond 5 .000 10/25/34 1,523,478
PLN 3,575,000 Republic of Poland Government International Bond 5 .750 04/25/29 1,043,829
PLN 8,100,000 Republic of Poland Government International Bond 2 .750 10/25/29 2,135,941
1,400,000 Republic of Poland Government International Bond 5 .750 11/16/32 1,501,677
500,000 Republic of Poland Government International Bond 4 .875 10/04/33 508,458
PLN 7,150,000 Republic of Poland Government International Bond 6 .000 10/25/33 2,126,656
2,450,000 Republic of Poland Government International Bond 5 .375 02/12/35 2,539,788
EUR 1,700,000 Republic of Poland Government International Bond, Reg S 3 .875 07/07/37 1,987,181
2,198,000 Republic of Poland Government International Bond 5 .500 04/04/53 2,109,231
TOTAL POLAND 18,891,320
REPUBLIC OF SERBIA - 0.5%
2,650,000 (c) Serbia Government International Bond 2 .125 12/01/30 2,313,818
1,650,000 (c) Serbia Government International Bond 6 .500 09/26/33 1,765,472
TOTAL REPUBLIC OF SERBIA 4,079,290
ROMANIA - 2.1%
RON 6,450,000 Romanian Government International Bond 4 .150 01/26/28 1,423,676
1,860,000 (c) Romanian Government International Bond 5 .875 01/30/29 1,919,215
RON 12,900,000 Romanian Government International Bond 8 .000 04/29/30 3,117,423
350,000 (c) Romanian Government International Bond 3 .000 02/14/31 317,104
3,270,000 (c) Romanian Government International Bond 3 .625 03/27/32 2,988,477
EUR 920,000 (c) Romanian Government International Bond 5 .250 05/30/32 1,103,397
5,600,000 (c) Romanian Government International Bond 5 .750 03/24/35 5,548,503
1,400,000 (c) Romanian Government International Bond 4 .000 02/14/51 957,003
TOTAL ROMANIA 17,374,798
RWANDA - 0.3%
2,675,000 (c) Rwanda International Government Bond 5 .500 08/09/31 2,479,916
TOTAL RWANDA 2,479,916
SAUDI ARABIA - 1.1%
1,950,000 (c) Saudi Government International Bond 5 .375 01/13/31 2,042,934

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SAUDI ARABIA (continued)
$ 1,250,000 (c) Saudi Government International Bond 5 .000% 01/16/34 $ 1,278,661
2,400,000 (c) Saudi Government International Bond 5 .625 01/13/35 2,544,059
1,425,000 (c) Saudi Government International Bond 3 .250 11/17/51 937,552
2,000,000 (c) Saudi Government International Bond 3 .750 01/21/55 1,413,218
1,500,000 (c) Saudi Government International Bond 3 .450 02/02/61 955,223
TOTAL SAUDI ARABIA 9,171,647
SENEGAL - 0.5%
3,600,000 (c) Senegal Government International Bond 6 .250 05/23/33 2,082,378
3,300,000 (c) Senegal Government International Bond 6 .750 03/13/48 1,770,269
TOTAL SENEGAL 3,852,647
SOUTH AFRICA - 2.3%
ZAR 7,650,000 Republic of South Africa Government Bond 8 .500 01/31/37 456,968
1,875,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,863,498
ZAR 23,025,000 Republic of South Africa Government International Bond 7 .000 02/28/31 1,356,211
ZAR 49,875,000 Republic of South Africa Government International Bond 8 .875 02/28/35 3,130,289
2,050,000 (c) Republic of South Africa Government International Bond 7 .100 11/19/36 2,201,372
ZAR 43,400,000 Republic of South Africa Government International Bond 9 .000 01/31/40 2,621,369
ZAR 20,900,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,205,736
1,250,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,066,116
2,075,000 Republic of South Africa Government International Bond 5 .650 09/27/47 1,753,407
775,000 Republic of South Africa Government International Bond 5 .750 09/30/49 653,318
2,600,000 Republic of South Africa Government International Bond 7 .300 04/20/52 2,627,058
TOTAL SOUTH AFRICA 18,935,342
SRI LANKA - 0.5%
1,212,281 (c) Sri Lanka Government International Bond 3 .350 03/15/33 1,041,854
2,253,220 (c) Sri Lanka Government International Bond 3 .600 06/15/35 1,712,447
1,633,502 (c) Sri Lanka Government International Bond 3 .600 02/15/38 1,488,546
TOTAL SRI LANKA 4,242,847
SUPRANATIONAL - 0.4%
INR 176,300,000 Asian Development Bank 6 .150 02/25/30 1,917,358
INR 57,100,000 Asian Infrastructure Investment Bank, Reg S 6 .000 12/08/31 603,206
INR 79,000,000 Inter-American Development Bank 7 .350 10/06/30 899,552
TOTAL SUPRANATIONAL 3,420,116
TURKEY - 2.2%
800,000 Turkey Government International Bond 5 .125 02/17/28 806,256
825,000 Turkey Government International Bond 5 .250 03/13/30 820,050
2,050,000 Turkey Government International Bond 6 .000 01/14/41 1,848,498
4,350,000 Turkey Government International Bond 4 .875 04/16/43 3,353,703
TRY 20,000,000 Turkiye Government Bond 37 .000 02/18/26 465,496
TRY 87,000,000 Turkiye Government Bond 37 .840 07/14/27 2,105,983
EUR 1,725,000 Turkiye Government International Bond 5 .200 08/17/31 2,107,509
4,200,000 Turkiye Government International Bond 7 .125 07/17/32 4,443,990
2,500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7 .500 02/06/28 2,612,157
TOTAL TURKEY 18,563,642
UGANDA - 0.3%
UGX 10,893,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 2,684,870
TOTAL UGANDA 2,684,870
UKRAINE - 0.5%
3,108,800 (c) Ukraine Government International Bond 4 .000 02/01/32 2,347,144
1,579,875 (c) Ukraine Government International Bond 0 .000 02/01/35 892,629
337,395 (c) Ukraine Government International Bond 0 .000 02/01/36 189,785
1,550,000 (c) Ukraine Government International Bond 1 .750 02/01/36 906,750
TOTAL UKRAINE 4,336,308
UNITED ARAB EMIRATES - 0.2%
2,600,000 Emirate of Dubai Government International Bonds, Reg S 3 .900 09/09/50 1,964,013
TOTAL UNITED ARAB EMIRATES 1,964,013
URUGUAY - 0.8%
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,400,250
UYU 70,575,000 Uruguay Government International Bond 8 .250 05/21/31 1,856,711
UYU 18,940,950 Uruguay Government International Bond 9 .750 07/20/33 542,209
600,000 Uruguay Government International Bond 5 .750 10/28/34 639,300

Emerging Markets Debt

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
URUGUAY (continued)
UYU 21,400,000 Uruguay Government International Bond 8 .000% 10/29/35 $ 561,644
$ 1,770,000 Uruguay Government International Bond 5 .442 02/14/37 1,839,119
TOTAL URUGUAY 6,839,233
UZBEKISTAN - 0.7%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16 .625 05/29/27 804,106
3,000,000 (c) Republic of Uzbekistan International Bond 5 .375 02/20/29 3,011,613
1,400,000 (c) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,299,269
775,000 (c) Republic of Uzbekistan International Bond 6 .900 02/28/32 832,935
TOTAL UZBEKISTAN 5,947,923
ZAMBIA - 0.5%
1,918,906 (c) Zambia Government International Bond 5 .750 06/30/33 1,889,482
3,180,173 (c) Zambia Government International Bond 0 .500 12/31/53 2,223,329
TOTAL ZAMBIA 4,112,811
TOTAL GOVERNMENT BONDS
(Cost $398,458,643) 402,571,777
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.3%
UNITED STATES - 0.3%
2,867,985 (c),(h) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,605,564
TOTAL UNITED STATES 2,605,564
TOTAL STRUCTURED ASSETS
(Cost $2,867,985) 2,605,564
TOTAL LONG-TERM INVESTMENTS
(Cost $787,176,684) 788,167,494
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
11,060,481 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (j) 11,060,481
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,060,481) 11,060,481
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0.2%
EGP 81,000,000 Egypt Treasury Bills 0 .000 03/31/26 1,599,397
TOTAL GOVERNMENT AGENCY DEBT 1,599,397
REPURCHASE AGREEMENT - 2.0%
17,096,000 (k) Fixed Income Clearing Corporation 3 .810 01/02/26 17,096,000
TOTAL REPURCHASE AGREEMENT 17,096,000
TREASURY DEBT - 0.7%
EGP 26,150,000 Egypt Treasury Bills 0 .000 03/10/26 523,548
5,000,000 United States Treasury Bill 0 .000 03/03/26 4,970,385
TOTAL TREASURY DEBT 5,493,933
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,188,561) 24,189,330
TOTAL INVESTMENTS - 99.3%
(Cost $822,425,726) 823,417,305
OTHER ASSETS & LIABILITIES, NET - 0.7% 5,960,396
NET ASSETS - 100.0% $ 829,377,701

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
ADR American Depositary Receipt
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
RON Romanian Leu
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $537,715,979 or 65.3% of Total
Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,695,961.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.0% of Total Investments.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $17,099,619 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $17,437,962.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 1,926,549 $ 2,222,994 Australia and New Zealand Banking Group Limited 01/08/26 $ 41,950
$ 11,374,349 EUR 9,699,328 Citibank N.A. 01/08/26 (28,648)
$ 1,005,779 EUR 865,627 Morgan Stanley 01/08/26 (11,893)
$ 989,187 EUR 851,618 Morgan Stanley 01/08/26 (12,016)
$ 1,219,259 EUR 1,043,690 Morgan Stanley 01/08/26 (7,753)
Total  $ (18,360)
Total unrealized appreciation on forward foreign currency contracts  $ 41,950
Total unrealized depreciation on forward foreign currency contracts  $ (60,310)
EUR Euro

Inflation Linked Bond
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.3%
CORPORATE BONDS - 0.2%
ENERGY - 0.0%
$ 328,947 Reliance Industries Ltd 2.444% 01/15/26 $ 328,699
TOTAL ENERGY 328,699
FINANCIAL SERVICES - 0.0%
496,366 HNA LLC 2.369 09/18/27 484,723
TOTAL FINANCIAL SERVICES 484,723
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
5,485,000 Montefiore Medical Center 2.895 04/20/32 4,911,611
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,911,611
TOTAL CORPORATE BONDS
(Cost $6,305,703) 5,725,033
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 97.1%
MORTGAGE BACKED - 1.5%
6,361,969 Ginnie Mae I Pool 3.600 09/15/31 6,227,982
3,656,133 Ginnie Mae I Pool 3.700 10/15/33 3,554,219
1,128,627 Ginnie Mae I Pool 3.380 07/15/35 1,070,921
1,118,885 Ginnie Mae I Pool 3.870 10/15/36 1,077,475
4,108,633 Ginnie Mae I Pool 3.940 03/15/37 3,960,619
14,674,379 Ginnie Mae I Pool 1.730 07/15/37 12,552,866
11,247,400 Ginnie Mae I Pool 1.650 07/15/42 8,862,273
11,562,974 Ginnie Mae I Pool 2.750 01/15/45 10,898,968
TOTAL MORTGAGE BACKED 48,205,323
U.S. TREASURY SECURITIES - 95.6%
2,082,993 (a) United States Treasury Inflation Indexed Bonds 0.625 01/15/26 2,078,103
2,886,413 (a) United States Treasury Inflation Indexed Bonds 2.000 01/15/26 2,881,102
737,936 (a) United States Treasury Inflation Indexed Bonds 0.125 04/15/26 731,510
339,732 (a) United States Treasury Inflation Indexed Bonds 0.125 07/15/26 337,742
60,694,066 (a) United States Treasury Inflation Indexed Bonds 0.125 10/15/26 60,129,735
95,366,891 (a) United States Treasury Inflation Indexed Bonds 0.375 01/15/27 94,187,706
40,932,442 (a) United States Treasury Inflation Indexed Bonds 2.375 01/15/27 41,258,369
22,820,245 (a) United States Treasury Inflation Indexed Bonds 0.125 04/15/27 22,405,612
68,677,802 (a) United States Treasury Inflation Indexed Bonds 0.375 07/15/27 67,875,787
86,882,274 (a) United States Treasury Inflation Indexed Bonds 1.625 10/15/27 87,532,259
100,446,176 (a) United States Treasury Inflation Indexed Bonds 0.500 01/15/28 98,671,610
27,297,456 (a) United States Treasury Inflation Indexed Bonds 1.750 01/15/28 27,495,306
167,879,578 (a) United States Treasury Inflation Indexed Bonds 1.250 04/15/28 167,193,341
35,792,418 (a) United States Treasury Inflation Indexed Bonds 3.625 04/15/28 37,547,845
64,851,611 (a) United States Treasury Inflation Indexed Bonds 0.750 07/15/28 64,074,482
75,842,196 (a) United States Treasury Inflation Indexed Bonds 2.375 10/15/28 78,098,815
120,397,369 (a) United States Treasury Inflation Indexed Bonds 0.875 01/15/29 118,524,013
65,789,861 (a) United States Treasury Inflation Indexed Bonds 2.500 01/15/29 67,899,700
133,780,197 (a) United States Treasury Inflation Indexed Bonds 2.125 04/15/29 136,599,486
78,000,809 (a) United States Treasury Inflation Indexed Bonds 3.875 04/15/29 84,011,279
75,695,115 (a) United States Treasury Inflation Indexed Bonds 0.250 07/15/29 72,923,776
62,491,310 (a) United States Treasury Inflation Indexed Bonds 1.625 10/15/29 63,104,208
139,726,215 (a) United States Treasury Inflation Indexed Bonds 0.125 01/15/30 132,515,476
141,658,759 (a) United States Treasury Inflation Indexed Bonds 1.625 04/15/30 142,353,248
132,720,405 (a) United States Treasury Inflation Indexed Bonds 0.125 07/15/30 125,245,841
50,054,737 (a) United States Treasury Inflation Indexed Bonds 1.125 10/15/30 49,287,846
146,669,589 (a) United States Treasury Inflation Indexed Bonds 0.125 01/15/31 136,709,672
146,302,061 (a) United States Treasury Inflation Indexed Bonds 0.125 07/15/31 135,547,592
28,076,896 (a) United States Treasury Inflation Indexed Bonds 0.125 01/15/32 25,653,398
34,351,463 (a) United States Treasury Inflation Indexed Bonds 3.375 04/15/32 37,913,612
78,607,284 (a) United States Treasury Inflation Indexed Bonds 0.625 07/15/32 73,741,051
121,596,250 (a) United States Treasury Inflation Indexed Bonds 1.125 01/15/33 116,666,758
97,552,910 (a) United States Treasury Inflation Indexed Bonds 1.375 07/15/33 95,081,119
186,525,133 (a) United States Treasury Inflation Indexed Bonds 1.750 01/15/34 185,455,641

See Notes to Financial Statements
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 115,089,483 (a) United States Treasury Inflation Indexed Bonds 1.875% 07/15/34 $ 115,542,139
156,956,752 (a) United States Treasury Inflation Indexed Bonds 2.125 01/15/35 159,727,590
115,169,511 (a) United States Treasury Inflation Indexed Bonds 1.875 07/15/35 114,861,149
TOTAL U.S. TREASURY SECURITIES 3,041,863,918
TOTAL GOVERNMENT BONDS
(Cost $3,129,627,008) 3,090,069,241
TOTAL LONG-TERM INVESTMENTS
(Cost $3,135,932,711) 3,095,794,274
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
19,592,000 (b) Fixed Income Clearing Corporation 3.810 01/02/26 19,592,000
TOTAL REPURCHASE AGREEMENT 19,592,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,592,000) 19,592,000
TOTAL INVESTMENTS - 97.9%
(Cost $3,155,524,711) 3,115,386,274
OTHER ASSETS & LIABILITIES, NET - 2.1% 65,364,548
NET ASSETS - 100.0% $ 3,180,750,822
(a) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $19,596,147 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $19,983,869.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 182 03/20/26  $ 20,491,980 $ 20,463,625  $ (28,355)
U.S. Treasury 5-Year Note 300 03/31/26 32,824,345 32,791,406 (32,939)
Total 482  $ 53,316,325  $ 53,255,031 $ (61,294)

International Bond
Consolidated Portfolio of Investments December 31, 2025

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.4%
BANK LOAN OBLIGATIONS - 0.9%
CANADA - 0.2%
$ 501,286 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .466% 09/23/30 $ 502,539
398,985 (a),(b) Air Canada, Term Loan B, (TBD) TBD TBD 402,103
598,995 (a) Garda World Security Corporation, Term Loan B, (TSFR1M + 3.000%) 6 .750 02/01/29 602,290
500,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M + 2.750%) 6 .422 09/24/32 501,875
522,838 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .466 01/31/30 523,886
TOTAL CANADA 2,532,693
GERMANY - 0.0%
497,753 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR1M + 3.000%) 6 .947 04/30/30 501,413
TOTAL GERMANY 501,413
IRELAND - 0.1%
455,392 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .484 06/24/30 458,611
398,982 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .422 11/29/30 399,148
299,248 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5 .672 06/04/32 299,716
TOTAL IRELAND 1,157,475
LUXEMBOURG - 0.1%
683,333 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR1M + 2.000%) 5 .422 09/19/31 686,579
500,000 (a),(b) PG Investment Company 59 S.a r.l., Repriced Term Loan B, (TBD) TBD TBD 502,305
TOTAL LUXEMBOURG 1,188,884
SPAIN - 0.0%
498,701 (a),(b) Fluidra, S.A., Term Loan B, (TBD) TBD TBD 502,068
TOTAL SPAIN 502,068
SWEDEN - 0.0%
199,500 (a),(b) Anticimex Global AB, (TBD) TBD TBD 200,747
TOTAL SWEDEN 200,747
UNITED KINGDOM - 0.1%
650,000 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029), (TSFR3M + 2.250%) 5 .922 10/31/29 647,007
TOTAL UNITED KINGDOM 647,007
UNITED STATES - 0.4%
497,744 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .822 07/30/31 497,034
398,211 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .466 06/16/31 399,986
350,000 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .216 01/31/30 353,939
498,528 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .120 06/20/30 501,676
250,544 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .966 05/05/28 251,919
104,577 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5 .466 10/23/28 105,005
249,369 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 6 .966 06/17/31 250,492
330,217 (a),(b) Parexel International Corporation, Repriced Term Loan B, (TBD) TBD TBD 331,731
498,737 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .216 02/21/31 501,742
448,872 (a),(b) Surgery Center Holdings, Inc., Term Loan B, (TBD) TBD TBD 451,157
523,671 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .216 02/28/31 526,229
299,244 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR1M + 2.250%) 5 .922 03/31/28 300,443
399,000 (a),(b) UKG Inc., Term Loan B, (TBD) TBD TBD 399,880
199,495 (a) USI, Inc., Term Loan D, (TSFR1M + 2.250%) 5 .922 11/23/29 200,171
448,864 (a) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5 .466 04/03/28 450,477
TOTAL UNITED STATES 5,521,881
TOTAL BANK LOAN OBLIGATIONS
(Cost $12,235,621) 12,252,168
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 22.0%
AUSTRALIA - 0.4%
EUR 500,000 Amcor UK Finance plc 3 .200 11/17/29 587,340
EUR 1,500,000 Amcor UK Finance plc 3 .950 05/29/32 1,784,205
800,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 776,110
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 239,391

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUSTRALIA (continued)
EUR 1,500,000 (c) Glencore Capital Finance DAC, Reg S 4 .154% 04/29/31 $ 1,816,362
TOTAL AUSTRALIA 5,203,408
AUSTRIA - 0.1%
EUR 600,000 (d),(e) Erste Group Bank AG., Reg S 4 .250 N/A 703,502
TOTAL AUSTRIA 703,502
BELGIUM - 0.1%
EUR 800,000 (f) Proximus SADP, Reg S 0 .750 11/17/36 702,825
TOTAL BELGIUM 702,825
BRAZIL - 0.2%
$ 300,000 (g),(h) Banco Bradesco S.A. 6 .500 01/22/30 315,576
585,000 Embraer Netherlands Finance BV 5 .980 02/11/35 621,650
1,400,000 Embraer Netherlands Finance BV 5 .400 01/09/38 1,382,920
300,000 Suzano Austria GmbH 3 .125 01/15/32 268,362
775,000 Suzano Netherlands BV 5 .500 01/15/36 768,319
TOTAL BRAZIL 3,356,827
CANADA - 0.6%
GBP 500,000 (c) Bank of Montreal, Reg S 5 .125 10/10/28 688,230
EUR 2,000,000 (c) Canadian Imperial Bank of Commerce 3 .250 07/16/31 2,341,910
EUR 250,000 (h) Fairfax Financial Holdings Ltd 2 .750 03/29/28 291,613
GBP 1,000,000 (f) Federation des Caisses Desjardins du Quebec, Reg S 4 .875 10/08/30 1,365,562
EUR 3,000,000 (c) Federation des Caisses Desjardins du Quebec, Reg S 3 .250 03/28/31 3,496,533
TOTAL CANADA 8,183,848
CHILE - 0.5%
393,791 (h) Alfa Desarrollo S.p.A 4 .550 09/27/51 316,820
1,100,000 (h) Antofagasta plc 5 .625 09/09/35 1,132,450
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 297,205
200,000 (h) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 206,410
200,000 (h) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 181,431
200,000 (h) Corp Nacional del Cobre de Chile 3 .625 08/01/27 197,939
900,000 (h) Corp Nacional del Cobre de Chile 5 .950 01/08/34 941,051
200,000 (h) Corp Nacional del Cobre de Chile 6 .440 01/26/36 216,875
1,225,000 (h) Corp Nacional del Cobre de Chile 6 .780 01/13/55 1,318,786
825,000 (h) Empresa Nacional del Petroleo 3 .450 09/16/31 760,425
1,000,000 (h) Latam Airlines Group S.A. 7 .875 04/15/30 1,051,770
500,000 (h) Sociedad Quimica y Minera de Chile S.A. 5 .500 09/10/34 506,515
TOTAL CHILE 7,127,677
COLOMBIA - 0.0%
75,000 Ecopetrol S.A. 6 .875 04/29/30 76,072
300,000 Ecopetrol S.A. 4 .625 11/02/31 268,744
300,000 Ecopetrol S.A. 8 .875 01/13/33 320,382
TOTAL COLOMBIA 665,198
DENMARK - 0.1%
GBP 1,500,000 Danske Bank A.S., Reg S 2 .250 01/14/28 1,981,720
TOTAL DENMARK 1,981,720
FRANCE - 1.9%
EUR 2,000,000 (f) Air Liquide Finance S.A., Reg S 2 .625 11/05/29 2,333,042
EUR 1,600,000 (c) Airbus SE, Reg S 1 .375 05/13/31 1,721,968
EUR 600,000 (c) Airbus SE, Reg S 2 .375 06/09/40 585,015
EUR 2,000,000 (c) AXA S.A., Reg S 3 .375 05/31/34 2,347,748
EUR 500,000 AXA S.A., Reg S 1 .375 10/07/41 523,473
EUR 400,000 (d),(e),(f) AXA S.A., Reg S 6 .375 N/A 504,318
500,000 (d),(e),(h) BNP Paribas S.A. 8 .500 N/A 530,600
EUR 2,500,000 Credit Agricole Assurances S.A., Reg S 1 .500 10/06/31 2,626,591
EUR 1,700,000 Electricite de France S.A., Reg S 2 .000 10/02/30 1,902,893
EUR 1,300,000 (f) Engie S.A., Reg S 3 .625 12/06/26 1,543,660
EUR 2,000,000 (f) Engie S.A., Reg S 3 .250 01/11/32 2,335,211
EUR 300,000 (f) La Poste S.A., Reg S 0 .625 01/18/36 258,698
EUR 1,500,000 RCI Banque S.A., Reg S 3 .875 09/30/30 1,775,218
EUR 1,500,000 (f) RCI Banque S.A., Reg S 3 .625 11/03/32 1,729,030
EUR 600,000 (f) Societe Generale S.A., Reg S 4 .000 11/16/27 723,537
EUR 500,000 (f) Societe Generale S.A., Reg S 0 .500 06/12/29 554,415

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 1,400,000 (f) Societe Generale S.A., Reg S 4 .875% 11/21/31 $ 1,746,175
EUR 600,000 (f) Thales S.A., Reg S 3 .625 06/14/29 720,761
EUR 1,500,000 (f) TotalEnergies Capital International S.A., Reg S 3 .160 03/03/33 1,737,647
EUR 1,000,000 (f) TotalEnergies Capital International S.A., Reg S 3 .852 03/03/45 1,074,713
TOTAL FRANCE 27,274,713
GERMANY - 1.5%
GBP 500,000 (c) BMW International Investment BV, Reg S 5 .000 01/24/28 685,979
GBP 1,100,000 (c) Commerzbank AG., Reg S 5 .000 10/15/31 1,492,051
EUR 1,500,000 (c) Deutsche Bank AG., Reg S 1 .625 01/20/27 1,746,741
GBP 1,500,000 (c) Deutsche Bank AG., Reg S 1 .875 12/22/28 1,926,966
EUR 1,000,000 Deutsche Bank AG., Reg S 3 .000 06/16/29 1,174,165
EUR 500,000 (c) EnBW International Finance BV, Reg S 4 .300 05/23/34 615,523
EUR 2,000,000 (f) Fresenius SE & Co KGaA, Reg S 2 .750 09/15/29 2,326,425
EUR 3,050,000 (c) Kreditanstalt fuer Wiederaufbau, Reg S 0 .000 01/10/31 3,140,684
EUR 1,000,000 Kreditanstalt fuer Wiederaufbau, Reg S 2 .625 01/10/34 1,145,353
GBP 300,000 (c) Mercedes-Benz International Finance BV, Reg S 5 .000 07/12/27 409,260
EUR 500,000 (f) Sartorius Finance BV, Reg S 4 .375 09/14/29 611,426
EUR 1,400,000 (c) Siemens Financieringsmaatschappij NV, Reg S 2 .625 05/27/29 1,646,924
EUR 500,000 (f) Traton Finance Luxembourg S.A., Reg S 3 .375 01/14/28 592,778
EUR 500,000 (c) Volkswagen Financial Services Overseas AG., Reg S 3 .750 09/10/26 592,617
EUR 500,000 (c) Volkswagen International Finance NV, Reg S 3 .750 09/28/27 597,338
EUR 2,000,000 ZF Europe Finance BV, Reg S 7 .000 06/12/30 2,473,902
TOTAL GERMANY 21,178,132
GUATEMALA - 0.1%
$ 800,000 (h) Energuate Trust 2 0 6 .350 09/15/35 799,692
200,000 (h) Millicom International Cellular S.A. 4 .500 04/27/31 186,291
TOTAL GUATEMALA 985,983
INDIA - 0.2%
300,000 (h) Adani Electricity Mumbai Ltd 3 .867 07/22/31 269,764
200,000 (h) Bharti Airtel Ltd 3 .250 06/03/31 189,268
2,050,000 (f) Power Finance Corp Ltd, Reg S 3 .350 05/16/31 1,924,181
200,000 (f) Tata Capital Ltd, Reg S 5 .389 07/21/28 203,955
225,000 (h) UltraTech Cement Ltd 2 .800 02/16/31 206,199
TOTAL INDIA 2,793,367
INDONESIA - 0.2%
200,000 (f) Bank Mandiri Persero Tbk PT, Reg S 4 .900 03/24/28 202,387
800,000 (h) Pertamina Persero PT 2 .300 02/09/31 710,413
300,000 (h) Perusahaan Listrik Negara PT 5 .250 10/24/42 280,469
900,000 (h) Perusahaan Listrik Negara PT 6 .150 05/21/48 914,036
225,000 (h) Perusahaan Listrik Negara PT 4 .875 07/17/49 193,112
TOTAL INDONESIA 2,300,417
IRELAND - 0.4%
EUR 600,000 (f) Bank of Ireland Group plc, Reg S 0 .375 05/10/27 700,280
EUR 2,320,000 (f) Bank of Ireland Group plc, Reg S 5 .000 07/04/31 2,924,739
EUR 1,300,000 BMS Ireland Capital Funding Designated Activity Co 2 .973 11/10/30 1,520,020
TOTAL IRELAND 5,145,039
ISRAEL - 0.1%
300,000 (e),(h) Bank Leumi Le-Israel BM, Reg S 3 .275 01/29/31 299,130
800,000 (h) Israel Electric Corp Ltd, Reg S 4 .250 08/14/28 790,252
TOTAL ISRAEL 1,089,382
ITALY - 0.5%
EUR 1,500,000 (c) Enel Finance International NV, Reg S 3 .875 01/23/35 1,778,912
EUR 2,400,000 (c) Eni S.p.A, Reg S 0 .625 01/23/30 2,570,206
EUR 1,700,000 (c) Intesa Sanpaolo S.p.A, Reg S 5 .125 08/29/31 2,181,061
200,000 (h) Intesa Sanpaolo S.p.A 4 .198 06/01/32 190,795
TOTAL ITALY 6,720,974
JAPAN - 0.3%
EUR 500,000 (f) Mizuho Financial Group, Inc, Reg S 3 .460 08/27/30 595,573
EUR 500,000 (f) ORIX Corp, Reg S 1 .919 04/20/26 586,811

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAPAN (continued)
EUR 2,500,000 Takeda Pharmaceutical Co Ltd 1 .375% 07/09/32 $ 2,581,593
TOTAL JAPAN 3,763,977
KAZAKHSTAN - 0.0%
$ 200,000 (h) QazaqGaz NC JSC 4 .375 09/26/27 199,327
TOTAL KAZAKHSTAN 199,327
KOREA, REPUBLIC OF - 0.1%
250,000 (h) Kia Corp 2 .750 02/14/27 246,222
1,000,000 (h) Momentive Performance Materials, Inc 4 .125 10/22/28 998,249
TOTAL KOREA, REPUBLIC OF 1,244,471
LUXEMBOURG - 0.1%
EUR 600,000 (h) Albion Financing  SARL 5 .375 05/21/30 726,978
EUR 500,000 (c) ArcelorMittal S.A., Reg S 3 .125 12/13/28 589,809
EUR 500,000 (f) ProLogis International Funding II S.A., Reg S 2 .375 11/14/30 567,467
TOTAL LUXEMBOURG 1,884,254
MALAYSIA - 0.1%
740,000 (h) Petronas Capital Ltd 5 .340 04/03/35 769,575
TOTAL MALAYSIA 769,575
MEXICO - 0.5%
1,450,000 (d),(e),(h) Banco Mercantil del Norte S.A. 6 .625 N/A 1,423,406
1,100,000 (h) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,137,070
200,000 (h) Bimbo Bakeries USA, Inc 6 .050 01/15/29 209,096
250,000 (h) Bimbo Bakeries USA, Inc 5 .375 01/09/36 256,303
991,669 (h) CFE FIBRA E 5 .875 09/23/40 989,753
950,000 (h) Comision Federal de Electricidad 6 .450 01/24/35 978,312
297,152 (h) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 312,316
500,000 (h) Gruma SAB de C.V. 5 .761 12/09/54 501,622
1,500,000 Pemex Project Funding Master Trust 6 .625 06/15/35 1,423,384
500,000 Petroleos Mexicanos 6 .840 01/23/30 507,751
TOTAL MEXICO 7,739,013
MOROCCO - 0.1%
1,700,000 (h) OCP S.A. 6 .700 03/01/36 1,823,046
TOTAL MOROCCO 1,823,046
NETHERLANDS - 1.1%
GBP 500,000 (f) ABN AMRO Bank NV, Reg S 4 .750 10/24/29 682,713
EUR 1,700,000 (c) Cooperatieve Rabobank UA, Reg S 4 .233 04/25/29 2,061,830
EUR 2,500,000 (c) Heineken NV, Reg S 2 .565 10/03/28 2,936,722
EUR 2,000,000 (f) ING Groep NV, Reg S 2 .875 11/10/30 2,328,089
EUR 1,500,000 (c) ING Groep NV, Reg S 3 .750 09/03/35 1,761,471
EUR 2,000,000 (f) Lineage Europe Finco BV, Reg S 4 .125 11/26/31 2,315,762
EUR 1,900,000 (h) Sunrise FinCo I BV 4 .625 05/15/32 2,254,016
EUR 1,150,000 (h) VZ Secured Financing BV 3 .500 01/15/32 1,258,778
TOTAL NETHERLANDS 15,599,381
NIGERIA - 0.1%
EUR 1,000,000 (h) BOI Finance BV 7 .500 02/16/27 1,206,055
TOTAL NIGERIA 1,206,055
NORWAY - 0.1%
EUR 500,000 (c) Statkraft AS., Reg S 3 .125 12/13/26 591,354
EUR 100,000 (c) Statnett SF, Reg S 3 .500 06/08/33 118,147
TOTAL NORWAY 709,501
POLAND - 0.1%
EUR 250,000 (f) ORLEN S.A., Reg S 1 .125 05/27/28 281,750
1,500,000 (h) ORLEN S.A. 6 .000 01/30/35 1,581,111
TOTAL POLAND 1,862,861
PORTUGAL - 0.0%
EUR 500,000 (f) EDP Servicios Financieros Espana SAU, Reg S 4 .125 04/04/29 608,850
TOTAL PORTUGAL 608,850
QATAR - 0.2%
300,000 (f) CBQ Finance Ltd, Reg S 5 .375 03/28/29 308,950

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
QATAR (continued)
CNY 16,000,000 QNB Finance Ltd, Reg S 3 .150% 02/04/26 $ 2,292,058
TOTAL QATAR 2,601,008
ROMANIA - 0.0%
EUR 250,000 (f) NE Property BV, Reg S 2 .000 01/20/30 278,202
TOTAL ROMANIA 278,202
SAUDI ARABIA - 0.5%
$ 2,750,000 (f) Alinma Sukuk Ltd, Reg S 5 .792 11/10/35 2,754,539
500,000 (h) Saudi Arabian Oil Co 3 .250 11/24/50 333,895
1,000,000 Saudi Electricity Global Sukuk Co 5, Reg S 2 .413 09/17/30 907,828
2,675,000 (f) SNB Funding Ltd, Reg S 6 .000 06/24/35 2,753,348
TOTAL SAUDI ARABIA 6,749,610
SINGAPORE - 0.1%
EUR 200,000 (f) Temasek Financial I Ltd, Reg S 0 .500 11/20/31 203,293
800,000 (h) United Overseas Bank Ltd 2 .000 10/14/31 785,481
TOTAL SINGAPORE 988,774
SOUTH AFRICA - 0.3%
1,700,000 (h) Bidvest Group UK plc 6 .200 09/17/32 1,732,070
1,250,000 (f) Eskom Holdings SOC Ltd, Reg S 4 .314 07/23/27 1,240,751
300,000 Sasol Financing USA LLC 5 .500 03/18/31 254,654
500,000 (h) Transnet SOC Ltd 8 .250 02/06/28 527,796
800,000 (h) Windfall Mining Group, Inc 5 .854 05/13/32 835,527
TOTAL SOUTH AFRICA 4,590,798
SPAIN - 0.8%
EUR 2,000,000 Banco de Credito Social Cooperativo S.A., Reg S 3 .500 06/13/31 2,346,420
GBP 1,500,000 (f) Banco Santander S.A., Reg S 5 .500 06/11/29 2,088,295
EUR 1,800,000 Banco Santander S.A., Reg S 4 .875 10/18/31 2,274,162
EUR 2,000,000 (c) CaixaBank S.A., Reg S 3 .625 09/19/32 2,369,482
EUR 500,000 (c) Cepsa Finance S.A., Reg S 4 .125 04/11/31 597,087
EUR 1,900,000 (c) Iberdrola Finanzas S.A., Reg S 3 .000 09/30/31 2,221,271
TOTAL SPAIN 11,896,717
SUPRANATIONAL - 0.3%
KZT 1,310,000,000 International Bank for Reconstruction & Development 13 .750 06/11/26 2,536,974
UZS 24,200,000,000 International Finance Corp 11 .000 11/13/26 1,972,893
TOTAL SUPRANATIONAL 4,509,867
SWEDEN - 0.0%
EUR 500,000 (f) Skandinaviska Enskilda Banken AB, Reg S 3 .000 02/10/32 581,781
TOTAL SWEDEN 581,781
SWITZERLAND - 0.5%
EUR 2,750,000 (f) Cloverie plc for Zurich Insurance Co Ltd, Reg S 1 .500 12/15/28 3,133,405
EUR 1,500,000 UBS AG., Reg S 0 .500 03/31/31 1,543,441
EUR 2,600,000 (f) UBS Group AG, Reg S 0 .250 11/05/28 2,924,942
TOTAL SWITZERLAND 7,601,788
THAILAND - 0.1%
1,330,000 (e),(h) Bangkok Bank PCL 3 .466 09/23/36 1,210,062
300,000 (h) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 272,599
TOTAL THAILAND 1,482,661
TURKEY - 0.1%
1,075,000 (h) Turk Telekomunikasyon AS. 6 .950 10/07/32 1,098,478
800,000 (h) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 842,314
TOTAL TURKEY 1,940,792
UNITED ARAB EMIRATES - 0.0%
200,000 (f) Abu Dhabi Commercial Bank PJSC, Reg S 5 .361 03/10/35 203,288
274,830 (h) Sweihan PV Power Co PJSC 3 .625 01/31/49 236,246
TOTAL UNITED ARAB EMIRATES 439,534
UNITED KINGDOM - 2.8%
EUR 400,000 Barclays plc, Reg S 0 .577 08/09/29 443,023
GBP 200,000 (f) Barclays plc, Reg S 8 .407 11/14/32 286,500
EUR 2,000,000 (f) Barclays plc, Reg S 3 .792 10/31/36 2,306,019
EUR 2,400,000 (c) British Telecommunications plc, Reg S 3 .875 01/20/34 2,853,733
EUR 500,000 (c) Cadent Finance plc, Reg S 3 .750 04/16/33 589,556
EUR 285,000 (h) ContourGlobal Power Holdings S.A. 5 .000 02/28/30 342,793

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
UGX 3,000,000,000 (h) ICBC Standard Bank plc 14 .250% 06/26/34 $ 728,546
GBP 200,000 (f) Legal & General Group plc, Reg S 6 .625 04/01/55 283,045
GBP 1,000,000 (c) Lloyds Banking Group plc, Reg S 5 .250 10/16/31 1,377,468
EUR 1,900,000 (f) Lseg Netherlands BV, Reg S 2 .750 09/20/27 2,239,274
EUR 1,900,000 National Grid Electricity Distribution East Midlands plc, Reg S 3 .530 09/20/28 2,278,343
EUR 500,000 (c) NatWest Group plc, Reg S 3 .575 09/12/32 593,559
GBP 300,000 (c) NatWest Markets plc, Reg S 6 .625 06/22/26 409,035
EUR 2,000,000 (c) NatWest Markets plc, Reg S 3 .000 09/03/30 2,331,972
EUR 2,200,000 (c) Reckitt Benckiser Treasury Services plc, Reg S 3 .625 06/20/29 2,647,941
GBP 1,500,000 (c) Severn Trent Utilities Finance plc, Reg S 2 .625 02/22/33 1,728,338
EUR 2,000,000 SSE plc, Reg S 3 .500 03/18/32 2,372,283
EUR 1,700,000 (f) Standard Chartered plc, Reg S 1 .200 09/23/31 1,971,375
EUR 2,000,000 (f) Swiss RE Subordinated Finance plc, Reg S 3 .890 03/26/33 2,367,412
EUR 1,500,000 (f) Tesco Corporate Treasury Services plc, Reg S 3 .375 05/06/32 1,754,787
GBP 1,000,000 (c) Tesco Corporate Treasury Services plc, Reg S 5 .125 05/22/34 1,321,696
EUR 2,330,000 (f) Unilever Capital Corp, Reg S 2 .875 10/31/32 2,684,003
GBP 1,500,000 (c) United Utilities Water Finance plc, Reg S 2 .000 07/03/33 1,631,543
GBP 1,000,000 (c) United Utilities Water Finance plc, Reg S 5 .125 10/06/38 1,252,351
GBP 600,000 (h) Vmed O2 UK Financing I plc 4 .500 07/15/31 717,113
EUR 1,400,000 (h) Vmed O2 UK Financing I plc 5 .625 04/15/32 1,654,061
TOTAL UNITED KINGDOM 39,165,769
UNITED STATES - 6.8%
EUR 2,100,000 AbbVie, Inc 2 .125 06/01/29 2,416,201
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 602,468
EUR 1,500,000 Alphabet, Inc 2 .875 11/06/31 1,744,047
EUR 1,700,000 American Medical Systems Europe BV 1 .625 03/08/31 1,852,054
EUR 1,450,000 American Tower Corp 0 .450 01/15/27 1,669,297
GBP 500,000 AT&T, Inc 2 .900 12/04/26 667,997
EUR 2,500,000 AT&T, Inc 2 .350 09/05/29 2,876,209
EUR 500,000 (h) Avantor Funding, Inc 3 .875 07/15/28 586,420
EUR 1,500,000 (f) Bank of America Corp, Reg S 1 .662 04/25/28 1,742,860
EUR 2,000,000 (f) Bank of America Corp, Reg S 2 .824 04/27/33 2,257,841
EUR 2,050,000 BP Capital Markets plc, Reg S 1 .231 05/08/31 2,179,420
EUR 2,000,000 (f) Carrier Global Corp 4 .500 11/29/32 2,474,852
EUR 2,000,000 (f) Caterpillar Financial Services Corp, Reg S 2 .541 11/20/28 2,338,842
EUR 1,750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 2,010,669
EUR 1,900,000 (a),(f) Citigroup, Inc, (EURIBOR 3 M + 1.200%), Reg S 2 .648 05/14/28 2,238,618
EUR 800,000 Citigroup, Inc 2 .928 10/22/30 932,443
EUR 1,600,000 Citigroup, Inc, Reg S 3 .750 05/14/32 1,906,851
EUR 2,000,000 (c) CNH Industrial NV, Reg S 3 .750 06/11/31 2,377,466
EUR 2,165,000 Colgate-Palmolive Co 3 .250 11/10/35 2,479,206
EUR 2,200,000 Comcast Corp 0 .250 05/20/27 2,507,287
EUR 267,857 (h) Coty, Inc 3 .875 04/15/26 315,083
EUR 2,000,000 Duke Energy Corp 3 .100 06/15/28 2,365,571
EUR 400,000 Duke Energy Corp 3 .750 04/01/31 476,010
EUR 500,000 FedEx Corp 1 .625 01/11/27 582,210
EUR 2,100,000 Fiserv Funding ULC 2 .875 06/15/28 2,462,178
EUR 1,400,000 Ford Motor Credit Co LLC 5 .125 02/20/29 1,726,121
EUR 1,500,000 (f) Goldman Sachs Group, Inc, Reg S 0 .250 01/26/28 1,623,044
EUR 2,200,000 (f) Goldman Sachs Group, Inc, Reg S 3 .500 01/23/33 2,583,025
EUR 295,000 (h) Goodyear Europe BV 2 .750 08/15/28 338,376
EUR 1,500,000 Highland Holdings Sarl 0 .318 12/15/26 1,727,315
EUR 2,000,000 International Business Machines Corp 2 .900 02/10/30 2,343,911
EUR 250,000 (h) IQVIA, Inc 1 .750 03/15/26 293,223
EUR 2,000,000 (h) Iron Mountain, Inc 4 .750 01/15/34 2,285,764
EUR 1,300,000 Johnson & Johnson 2 .700 02/26/29 1,535,015
EUR 2,400,000 Johnson & Johnson 3 .200 06/01/32 2,847,601
EUR 500,000 Johnson & Johnson 3 .600 02/26/45 551,174
EUR 1,800,000 (f) Liberty Mutual Group, Inc, Reg S 4 .625 12/02/30 2,232,795
EUR 1,400,000 (f) Liberty Mutual Group, Inc, Reg S 3 .875 09/26/35 1,614,443
GBP 600,000 McKesson Corp 3 .125 02/17/29 782,350
EUR 2,700,000 Morgan Stanley 3 .149 11/07/31 3,141,366

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 1,500,000 (f) National Grid North America, Inc, Reg S 4 .061% 09/03/36 $ 1,763,433
GBP 400,000 (f) Nestle Holdings, Inc, Reg S 5 .250 09/21/26 543,781
EUR 250,000 (h) OI European Group BV 6 .250 05/15/28 302,246
EUR 100,000 (h) Organon Finance  LLC 2 .875 04/30/28 114,110
GBP 800,000 (f) Pacific Life Global Funding II, Reg S 5 .375 11/30/28 1,110,196
EUR 1,000,000 PepsiCo, Inc 3 .450 07/28/37 1,152,220
EUR 2,000,000 Pfizer Netherlands International Finance BV 2 .875 05/19/29 2,354,522
EUR 2,100,000 Philip Morris International, Inc 2 .750 06/06/29 2,448,013
EUR 2,000,000 (f) Pricoa Global Funding I, Reg S 3 .000 07/03/30 2,327,123
EUR 1,650,000 ProLogis Euro Finance LLC 3 .250 09/22/32 1,908,855
EUR 600,000 ProLogis Euro Finance LLC 4 .000 05/05/34 716,282
GBP 500,000 (f) Protective Life Global Funding, Reg S 5 .248 01/13/28 686,342
EUR 1,500,000 Raytheon Technologies Corp 2 .150 05/18/30 1,698,921
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 483,301
EUR 2,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 2,231,157
EUR 1,300,000 Thermo Fisher Scientific Finance I BV 3 .628 12/01/35 1,521,723
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 814,913
EUR 1,700,000 Verizon Communications, Inc 1 .875 10/26/29 1,924,787
GBP 2,000,000 (c) Wells Fargo & Co, Reg S 4 .875 11/29/35 2,563,537
TOTAL UNITED STATES 96,353,085
TOTAL CORPORATE BONDS
(Cost $308,227,988) 312,003,709
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 69.2%
AUSTRALIA - 2.3%
AUD 7,775,000 Australia Government Bond, Reg S 2 .750 11/21/27 5,064,015
AUD 18,640,000 Australia Government Bond, Reg S 1 .000 12/21/30 10,610,563
AUD 7,775,000 Australia Government Bond, Reg S 2 .750 06/21/35 4,388,869
AUD 1,685,000 New South Wales Treasury Corp, Reg S 3 .000 04/20/29 1,076,087
AUD 5,400,000 New South Wales Treasury Corp, Reg S 5 .250 02/24/38 3,495,327
AUD 2,400,000 (h) Queensland Treasury Corp, Reg S 1 .750 07/20/34 1,217,183
AUD 3,900,000 (h) Queensland Treasury Corp, Reg S 4 .500 08/22/35 2,432,373
AUD 8,300,000 Treasury Corp of Victoria 2 .250 11/20/34 4,341,306
TOTAL AUSTRALIA 32,625,723
BARBADOS - 0.2%
$ 2,125,000 (h) Barbados Government International Bond 8 .000 06/26/35 2,233,375
TOTAL BARBADOS 2,233,375
BELGIUM - 1.3%
EUR 2,125,000 (h) Kingdom of Belgium Government Bond, Reg S 0 .000 10/22/27 2,402,520
EUR 3,725,000 (h) Kingdom of Belgium Government Bond, Reg S 2 .600 10/22/30 4,352,796
EUR 1,500,000 (h) Kingdom of Belgium Government Bond, Reg S 0 .350 06/22/32 1,495,475
EUR 5,760,000 Kingdom of Belgium Government Bond 3 .000 06/22/34 6,659,494
EUR 1,575,000 (h) Kingdom of Belgium Government Bond, Reg S 1 .450 06/22/37 1,483,278
EUR 2,025,000 (h) Kingdom of Belgium Government Bond, Reg S 0 .400 06/22/40 1,481,869
EUR 675,000 (h) Kingdom of Belgium Government International Bond, Reg S 1 .700 06/22/50 491,406
TOTAL BELGIUM 18,366,838
BENIN - 0.1%
750,000 (h) Benin Government International Bond 8 .375 01/23/41 786,827
TOTAL BENIN 786,827
BRAZIL - 0.5%
BRL 37,750,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 6,047,000
1,000,000 Brazilian Government International Bond 5 .500 11/06/30 1,015,600
475,000 Brazilian Government International Bond 6 .000 10/20/33 479,987
TOTAL BRAZIL 7,542,587
CANADA - 4.8%
CAD 3,050,000 (h) Canada Housing Trust No 1 .100 12/15/26 2,194,964
CAD 15,825,000 (h) Canada Housing Trust No 3 .550 09/15/32 11,686,899
CAD 2,405,000 Canada Housing Trust No 3 .450 03/15/35 1,738,441
CAD 1,975,000 Canadian Government Bond 4 .000 08/01/26 1,452,583
CAD 22,475,000 Canadian Government Bond 3 .500 09/01/29 16,749,119

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CANADA (continued)
CAD 12,225,000 Canadian Government Bond 1 .500% 12/01/31 $ 8,137,679
CAD 9,850,000 Canadian Government International Bond 2 .000 06/01/28 7,069,136
CAD 5,200,000 Canadian Government International Bond 2 .000 06/01/32 3,534,810
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,080,168
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 873,775
CAD 2,725,000 Province of British Columbia Canada 4 .300 06/18/42 1,951,287
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 896,565
CAD 8,525,000 Province of Ontario Canada 4 .600 06/02/39 6,453,361
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 477,803
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 730,268
CAD 3,925,000 Province of Quebec Canada 5 .000 12/01/41 3,031,048
TOTAL CANADA 68,057,906
CHILE - 0.4%
CLP 2,445,000,000 (h) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 2,828,489
EUR 925,000 Chile Government International Bond 3 .875 07/09/31 1,112,845
EUR 1,880,000 Chile Government International Bond 3 .800 07/01/35 2,208,890
TOTAL CHILE 6,150,224
CHINA - 10.4%
CNY 79,500,000 China Government Bond 2 .910 10/14/28 11,854,046
CNY 143,100,000 China Government Bond 2 .550 10/15/28 21,140,435
CNY 149,850,000 China Government Bond 1 .450 04/25/30 21,325,760
CNY 198,200,000 China Government Bond 2 .670 05/25/33 30,098,657
CNY 13,900,000 China Government Bond 2 .520 08/25/33 2,091,422
CNY 61,600,000 China Government Bond 2 .040 11/25/34 8,946,944
CNY 104,420,000 China Government Bond 1 .610 02/15/35 14,620,178
CNY 91,400,000 China Government Bond 1 .920 07/15/45 12,208,534
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,425,382
CNY 41,300,000 China Government Bond 3 .390 03/16/50 7,007,327
CNY 50,300,000 China Government Bond 3 .810 09/14/50 9,119,918
CNY 34,000,000 China Government Bond 3 .720 04/12/51 6,107,520
TOTAL CHINA 147,946,123
COLOMBIA - 0.4%
EUR 1,950,000 Colombia Government International Bond 5 .000 09/19/32 2,179,291
COP 14,960,000,000 Colombian TES 7 .750 09/18/30 3,244,739
TOTAL COLOMBIA 5,424,030
COTE D'IVOIRE - 0.1%
$ 1,425,000 (h) Ivory Coast Government International Bond 8 .075 04/01/36 1,536,579
TOTAL COTE D'IVOIRE 1,536,579
CYPRUS - 0.3%
EUR 1,100,000 (f) Cyprus Government International Bond, Reg S 0 .625 01/21/30 1,197,966
EUR 1,550,000 (f) Cyprus Government International Bond, Reg S 0 .950 01/20/32 1,630,744
EUR 575,000 (f) Cyprus Government International Bond, Reg S 2 .750 02/26/34 658,139
EUR 500,000 (f) Cyprus Government International Bond, Reg S 2 .750 05/03/49 485,838
TOTAL CYPRUS 3,972,687
CZECH REPUBLIC - 0.5%
CZK 174,850,000 Czech Republic Government Bond, Reg S 0 .950 05/15/30 7,459,214
TOTAL CZECH REPUBLIC 7,459,214
DOMINICAN REPUBLIC - 0.3%
300,000 (h) Dominican Republic Government International Bond 7 .050 02/03/31 321,900
2,050,000 (h) Dominican Republic Government International Bond 4 .875 09/23/32 1,970,460
1,500,000 (h) Dominican Republic International Bond 5 .875 10/28/35 1,502,550
TOTAL DOMINICAN REPUBLIC 3,794,910
ECUADOR - 0.1%
441,250 (h) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 434,966
309,125 (h) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 272,494
86,000 (h) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 67,295
TOTAL ECUADOR 774,755
EGYPT - 0.1%
975,000 (h) Egypt Government International Bond 8 .625 02/04/30 1,081,604

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EGYPT (continued)
$ 675,000 (h) Egypt Government International Bond 8 .500% 01/31/47 $ 662,163
TOTAL EGYPT 1,743,767
FRANCE - 3.2%
EUR 3,775,000 (h) French Republic Government Bond OAT, Reg S 0 .750 11/25/28 4,226,927
EUR 8,500,000 French Republic Government Bond OAT, Reg S 2 .750 02/25/29 10,059,906
EUR 6,250,000 (h) French Republic Government Bond OAT, Reg S 3 .500 11/25/33 7,443,611
EUR 9,175,000 (h) French Republic Government Bond OAT, Reg S 4 .750 04/25/35 11,854,061
EUR 3,950,000 (f),(h) French Republic Government Bond OAT, Reg S 3 .500 11/25/35 4,613,295
EUR 7,475,000 (h) French Republic Government Bond OAT, Reg S 0 .500 05/25/40 5,507,693
EUR 910,000 (h) French Republic Government Bond OAT, Reg S 0 .750 05/25/52 466,174
EUR 2,560,000 (h) French Republic Government Bond OAT, Reg S 0 .750 05/25/53 1,269,196
TOTAL FRANCE 45,440,863
GERMANY - 3.7%
EUR 23,525,000 Bundesobligation, Reg S 2 .200 10/10/30 27,319,454
EUR 4,675,000 Bundesrepublik Deutschland, Reg S 0 .500 08/15/27 5,356,684
EUR 645,000 Bundesrepublik Deutschland, Reg S 0 .000 08/15/29 697,910
EUR 365,000 Bundesrepublik Deutschland, Reg S 2 .100 11/15/29 424,929
EUR 1,000,000 Bundesrepublik Deutschland, Reg S 0 .000 02/15/32 1,005,950
EUR 1,110,000 Bundesrepublik Deutschland, Reg S 2 .300 02/15/33 1,273,007
EUR 10,725,000 Bundesrepublik Deutschland, Reg S 1 .000 05/15/38 9,896,464
EUR 3,745,000 Bundesrepublik Deutschland, Reg S 0 .000 08/15/52 1,761,107
EUR 2,725,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2 .500 02/15/35 3,115,019
EUR 1,800,000 Bundesrepublik Deutschland Bundesanleihe, Reg S 2 .600 05/15/41 1,952,976
TOTAL GERMANY 52,803,500
GHANA - 0.2%
562,650 (h) Ghana Government International Bond 5 .000 07/03/29 551,774
1,884,100 (h) Ghana Government International Bond 5 .000 07/03/35 1,721,326
TOTAL GHANA 2,273,100
GREECE - 1.2%
EUR 738,000 (h) Hellenic Republic Government Bond, Reg S 3 .625 06/15/35 880,404
EUR 575,000 (h) Hellenic Republic Government International Bond, Reg S 3 .875 03/12/29 705,210
EUR 2,300,000 (h) Hellenic Republic Government International Bond, Reg S 1 .500 06/18/30 2,576,687
EUR 1,300,000 (h) Hellenic Republic Government International Bond, Reg S 0 .750 06/18/31 1,368,384
EUR 1,100,000 (h) Hellenic Republic Government International Bond, Reg S 1 .750 06/18/32 1,198,962
EUR 7,825,000 (h) Hellenic Republic Government International Bond, Reg S 3 .375 06/15/34 9,247,073
EUR 750,000 (h) Hellenic Republic Government International Bond, Reg S 4 .375 07/18/38 942,825
EUR 650,000 (h) Hellenic Republic Government International Bond, Reg S 4 .125 06/15/54 745,394
TOTAL GREECE 17,664,939
GUATEMALA - 0.1%
1,875,000 (h) Guatemala Government Bond 6 .250 08/15/36 1,959,375
TOTAL GUATEMALA 1,959,375
HONG KONG - 0.1%
EUR 1,000,000 (f) Hong Kong Government International Bond, Reg S 3 .125 06/10/33 1,190,951
TOTAL HONG KONG 1,190,951
HUNGARY - 0.7%
HUF 2,095,600,000 Hungary Government Bond 4 .500 03/23/28 6,180,267
285,000 (h) Hungary Government International Bond 6 .125 05/22/28 295,544
EUR 1,220,000 (f) Hungary Government International Bond, Reg S 4 .000 07/25/29 1,468,907
EUR 2,100,000 (f) Hungary Government International Bond, Reg S 1 .750 06/05/35 1,973,231
TOTAL HUNGARY 9,917,949
INDIA - 0.3%
INR 392,000,000 India Government International Bond 7 .180 08/14/33 4,486,677
TOTAL INDIA 4,486,677
INDONESIA - 0.4%
IDR 98,550,000,000 Indonesia Treasury Bond 6 .625 02/15/34 6,099,428
TOTAL INDONESIA 6,099,428
IRELAND - 0.6%
EUR 225,000 Ireland Government Bond, Reg S 1 .700 05/15/37 225,812
EUR 3,825,000 Ireland Government Bond, Reg S 3 .000 10/18/43 4,192,116

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IRELAND (continued)
EUR 5,025,000 Ireland Government Bond, Reg S 1 .500% 05/15/50 $ 3,856,259
TOTAL IRELAND 8,274,187
ITALY - 5.2%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro, Reg S 1 .250 12/01/26 3,004,567
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro, Reg S 0 .950 09/15/27 3,023,843
EUR 975,000 Italy Buoni Poliennali Del Tesoro, Reg S 0 .250 03/15/28 1,096,335
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4 .000 10/30/31 1,118,867
EUR 9,975,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 3 .150 11/15/31 11,835,928
EUR 17,975,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 3 .250 07/15/32 21,337,976
EUR 12,500,000 Italy Buoni Poliennali Del Tesoro, Reg S 3 .850 02/01/35 15,220,412
EUR 1,000,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 3 .650 08/01/35 1,193,747
EUR 1,150,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 0 .950 03/01/37 1,024,557
EUR 1,575,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 5 .000 08/01/39 2,089,885
EUR 2,450,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 4 .450 09/01/43 3,014,988
EUR 3,750,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 1 .700 09/01/51 2,660,800
EUR 5,850,000 (h) Italy Buoni Poliennali Del Tesoro, Reg S 4 .300 10/01/54 6,823,449
TOTAL ITALY 73,445,354
JAPAN - 7.9%
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 134,028
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 191,370
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 89,089
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,700,848
JPY 5,016,000,000 Japan Government Five Year Bond 0 .300 09/20/28 31,226,720
JPY 319,000,000 Japan Government Five Year Bond 0 .500 03/20/29 1,983,489
JPY 657,000,000 Japan Government Forty Year Bond 0 .700 03/20/61 1,925,097
JPY 284,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 1,803,624
JPY 897,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 5,331,605
JPY 1,942,000,000 Japan Government Ten Year Bond 0 .500 12/20/32 11,371,709
JPY 742,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,923,283
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 255,112
JPY 3,807,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 13,218,043
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 581,629
JPY 233,000,000 Japan Government Thirty Year Bond 1 .600 12/20/53 1,008,619
JPY 131,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 843,978
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,308,402
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 3,437,304
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 889,549
JPY 380,000,000 Japan Government Twenty Year Bond 0 .300 09/20/39 1,811,616
JPY 4,875,000,000 Japan Government Twenty Year Bond 0 .400 03/20/40 23,220,268
JPY 750,000,000 Japan Government Twenty Year Bond 2 .500 06/20/45 4,483,701
JPY 450,000,000 Japan Government Two Year Bond 0 .700 02/01/27 2,865,843
TOTAL JAPAN 112,604,926
KOREA, REPUBLIC OF - 3.0%
KRW 4,350,000,000 Korea Treasury Bond 1 .375 12/10/29 2,817,297
KRW 27,671,000,000 Korea Treasury Bond 2 .625 03/10/30 18,740,606
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 773,749
KRW 24,337,000,000 Korea Treasury Bond 2 .625 06/10/35 15,824,930
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,207,148
KRW 4,081,000,000 Korea Treasury Bond 1 .875 09/10/41 2,294,859
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 434,006
TOTAL KOREA, REPUBLIC OF 42,092,595
LITHUANIA - 0.1%
EUR 1,300,000 (f) Lithuania Government International Bond, Reg S 3 .625 03/10/36 1,504,043
TOTAL LITHUANIA 1,504,043
MALAYSIA - 0.7%
MYR 29,175,000 Malaysia Government Bond 4 .642 11/07/33 7,756,206
MYR 8,975,000 Malaysia Government Bond 4 .180 05/16/44 2,298,846
TOTAL MALAYSIA 10,055,052
MEXICO - 1.1%
$ 2,150,000 (h) Eagle Funding Luxco Sarl 5 .500 08/17/30 2,189,968
MXN 75,040,000 Mexican Bonos 8 .500 03/01/29 4,203,073
MXN 76,160,000 Mexican Bonos 8 .500 11/18/38 3,963,619

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
EUR 1,300,000 Mexico Government International Bond 4 .500% 03/19/34 $ 1,521,694
EUR 1,650,000 Mexico Government International Bond 5 .125 05/04/37 1,958,681
$ 1,275,000 Mexico Government International Bond 6 .400 05/07/54 1,224,638
TOTAL MEXICO 15,061,673
MOROCCO - 0.1%
1,100,000 (h) Morocco Government International Bond 3 .000 12/15/32 968,540
TOTAL MOROCCO 968,540
NEW ZEALAND - 0.4%
NZD 2,550,000 New Zealand Government Bond 4 .500 05/15/35 1,475,429
NZD 4,000,000 New Zealand Government Bond 4 .250 05/15/36 2,247,954
NZD 7,065,000 New Zealand Government Bond 1 .750 05/15/41 2,681,724
TOTAL NEW ZEALAND 6,405,107
NORWAY - 0.4%
NOK 60,000,000 (h) Norway Government International Bond, Reg S 1 .250 09/17/31 5,138,678
TOTAL NORWAY 5,138,678
PARAGUAY - 0.1%
1,800,000 (h) Paraguay Government International Bond 6 .000 02/09/36 1,928,686
225,000 (h) Paraguay Government International Bond 6 .650 03/04/55 244,444
TOTAL PARAGUAY 2,173,130
PERU - 0.4%
PEN 15,351,000 (h) Peruvian Government International Bond 5 .400 08/12/34 4,548,369
1,410,000 Peruvian Government International Bond 5 .375 02/08/35 1,440,315
TOTAL PERU 5,988,684
POLAND - 1.4%
315,000 (h) Bank Gospodarstwa Krajowego 6 .250 10/31/28 333,627
EUR 2,025,000 (f) Bank Gospodarstwa Krajowego, Reg S 4 .375 03/13/39 2,392,692
PLN 28,525,000 Republic of Poland Government International Bond 5 .750 04/25/29 8,328,736
PLN 18,000,000 Republic of Poland Government International Bond 6 .000 10/25/33 5,353,820
EUR 2,650,000 Republic of Poland Government International Bond, Reg S 3 .875 07/07/37 3,097,664
EUR 700,000 (c) Republic of Poland Government International Bond, Reg S 4 .125 01/11/44 801,044
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 268,692
TOTAL POLAND 20,576,275
REPUBLIC OF SERBIA - 0.2%
EUR 1,700,000 (h) Serbia Government International Bond 1 .500 06/26/29 1,851,804
EUR 675,000 (h) Serbia Government International Bond 1 .650 03/03/33 661,771
TOTAL REPUBLIC OF SERBIA 2,513,575
ROMANIA - 0.7%
RON 27,490,000 Romanian Government International Bond 8 .000 04/29/30 6,643,252
EUR 3,550,000 (h) Romanian Government International Bond 2 .000 04/14/33 3,387,439
TOTAL ROMANIA 10,030,691
RWANDA - 0.1%
1,225,000 (h) Rwanda International Government Bond 5 .500 08/09/31 1,135,662
TOTAL RWANDA 1,135,662
SINGAPORE - 0.4%
SGD 2,975,000 Singapore Government Bond 2 .750 03/01/35 2,440,205
SGD 3,625,000 Singapore Government International Bond 2 .875 09/01/30 2,945,518
TOTAL SINGAPORE 5,385,723
SOUTH AFRICA - 0.6%
ZAR 107,675,000 Republic of South Africa Government International Bond 8 .875 02/28/35 6,757,972
ZAR 27,300,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,574,956
TOTAL SOUTH AFRICA 8,332,928
SPAIN - 3.6%
EUR 10,875,000 (h) Spain Government Bond, Reg S 3 .150 04/30/35 12,673,326
EUR 7,925,000 (h) Spain Government Bond, Reg S 4 .000 10/31/54 9,106,432
EUR 1,095,000 (h) Spain Government International Bond, Reg S 1 .400 07/30/28 1,258,908
EUR 4,625,000 (h) Spain Government International Bond, Reg S 0 .600 10/31/29 5,064,608
EUR 8,610,000 (h) Spain Government International Bond, Reg S 0 .100 04/30/31 8,824,134
EUR 925,000 (h) Spain Government International Bond, Reg S 3 .250 04/30/34 1,095,139
EUR 5,475,000 (h) Spain Government International Bond, Reg S 3 .900 07/30/39 6,617,456

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SPAIN (continued)
EUR 7,200,000 (h) Spain Government International Bond, Reg S 1 .200% 10/31/40 $ 6,070,800
TOTAL SPAIN 50,710,803
SUPRANATIONAL - 0.4%
EUR 650,000 (h) Banque Ouest Africaine de Developpement 2 .750 01/22/33 645,913
INR 124,700,000 European Bank for Reconstruction & Development 6 .300 10/26/27 1,386,510
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 372,501
INR 66,300,000 International Bank for Reconstruction & Development 5 .500 01/21/27 728,427
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,915,367
TOTAL SUPRANATIONAL 5,048,718
SWITZERLAND - 0.7%
CHF 5,975,000 Swiss Confederation Government Bond, Reg S 0 .250 06/23/35 7,505,692
CHF 1,850,000 Swiss Confederation Government Bond, Reg S 1 .250 06/27/37 2,557,952
TOTAL SWITZERLAND 10,063,644
THAILAND - 0.3%
THB 57,650,000 Thailand Government Bond 3 .450 06/17/43 2,131,519
THB 55,300,000 Thailand Government International Bond 3 .300 06/17/38 2,020,643
TOTAL THAILAND 4,152,162
TURKEY - 0.1%
EUR 1,500,000 Turkiye Government International Bond 5 .200 08/17/31 1,832,617
TOTAL TURKEY 1,832,617
UGANDA - 0.2%
UGX 12,450,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 3,068,634
TOTAL UGANDA 3,068,634
UKRAINE - 0.0%
$ 250,000 (h) Ukraine Government International Bond 1 .750 02/01/29 186,875
363,440 (h) Ukraine Government International Bond 0 .000 02/01/35 205,344
73,700 (h) Ukraine Government International Bond 0 .000 02/01/36 41,456
TOTAL UKRAINE 433,675
UNITED KINGDOM - 6.5%
GBP 5,150,000 United Kingdom Gilt, Reg S 3 .750 03/07/27 6,944,753
GBP 9,475,000 United Kingdom Gilt, Reg S 1 .625 10/22/28 12,079,141
GBP 1,735,000 United Kingdom Gilt, Reg S 0 .500 01/31/29 2,121,012
GBP 2,525,000 United Kingdom Gilt, Reg S 4 .375 03/07/30 3,461,654
GBP 450,000 United Kingdom Gilt, Reg S 0 .250 07/31/31 495,496
GBP 18,600,000 (f) United Kingdom Gilt, Reg S 4 .000 10/22/31 24,952,939
GBP 660,000 United Kingdom Gilt, Reg S 3 .250 01/31/33 834,541
GBP 1,100,000 United Kingdom Gilt, Reg S 0 .875 07/31/33 1,157,760
GBP 760,000 United Kingdom Gilt, Reg S 4 .625 01/31/34 1,042,624
GBP 10,875,000 United Kingdom Gilt, Reg S 4 .500 03/07/35 14,682,255
GBP 3,895,000 United Kingdom Gilt, Reg S 1 .750 09/07/37 3,870,318
GBP 1,300,000 United Kingdom Gilt, Reg S 3 .750 01/29/38 1,592,074
GBP 8,975,000 United Kingdom Gilt, Reg S 1 .250 10/22/41 7,219,295
GBP 900,000 United Kingdom Gilt, Reg S 0 .875 01/31/46 569,543
GBP 1,200,000 United Kingdom Gilt, Reg S 4 .250 12/07/49 1,415,885
GBP 2,760,000 United Kingdom Gilt, Reg S 0 .625 10/22/50 1,371,732
GBP 7,275,000 United Kingdom Gilt, Reg S 4 .375 07/31/54 8,602,783
TOTAL UNITED KINGDOM 92,413,805
UNITED STATES - 1.7%
2,391,843 (a),(h) Chase Home Lending Mortgage Trust 6 .592 07/25/56 2,431,768
1,000,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .474 07/25/42 1,034,500
2,000,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .424 05/25/43 2,098,726
2,855,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .574 07/25/43 2,937,145
2,000,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 2.500%) 6 .374 10/25/43 2,035,919
1,350,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 1,359,008
2,600,000 (a),(h) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.050%) 6 .924 01/25/34 2,763,985
1,400,000 (a),(h) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.750%) 9 .624 09/25/42 1,509,383
3,000,000 (a),(h) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 3,111,796
1,670,000 (a),(h) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .115 04/25/43 1,739,447
1,215,000 (a),(h) Verus Securitization Trust 6 .512 01/25/70 1,235,331

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 2,000,000 (a),(h) Verus Securitization Trust 5 .796% 11/25/70 $ 1,996,168
TOTAL UNITED STATES 24,253,176
URUGUAY - 0.5%
UYU 137,650,000 Uruguay Government International Bond 8 .250 05/21/31 3,621,342
UYU 42,600,000 Uruguay Government International Bond 8 .000 10/29/35 1,118,039
2,360,000 Uruguay Government International Bond 5 .442 02/14/37 2,452,158
TOTAL URUGUAY 7,191,539
UZBEKISTAN - 0.1%
UZS 7,970,000,000 (h) Republic of Uzbekistan International Bond 16 .625 05/29/27 693,585
1,150,000 (h) Republic of Uzbekistan International Bond 6 .900 02/28/32 1,235,968
TOTAL UZBEKISTAN 1,929,553
TOTAL GOVERNMENT BONDS
(Cost $999,474,159) 983,037,476
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 3.3%
IRELAND - 0.8%
837,843 (a),(h) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021
1A
5 .825 07/22/31 1,081,779
1,111,721 (a),(h) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A 4 .524 05/22/31 1,292,029
1,500,000 (a),(h) Jade Finance Designated Activity Co, (SONIA Interest Rate Benchmark + 1.950%), Series
2025 2A
5 .806 08/17/35 2,025,834
1,079,778 (a),(h) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A 4 .414 08/17/31 1,270,344
2,000,000 (a),(h) Sequoia Logistics DAC, (EURIBOR 3 M + 1.900%), Series 2025 1A 3 .964 02/17/37 2,361,698
897,861 (a),(h) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.500%), Series 2025 UK2A 6 .353 02/18/35 1,213,094
1,495,989 (a),(h) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A 4 .614 11/17/36 1,759,480
TOTAL IRELAND 11,004,258
ITALY - 0.0%
860,922 (a),(h) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A 5 .554 05/22/34 1,019,515
TOTAL ITALY 1,019,515
LUXEMBOURG - 0.1%
1,000,000 (a),(h) SV VANIR LOGISTICS FINANCE S.A, (EURIBOR 3 M + 1.900%), Series 2025 1A 0 .000 07/23/37 1,178,023
TOTAL LUXEMBOURG 1,178,023
UNITED KINGDOM - 0.1%
1,359,470 (a),(h) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%), Series 2025 1A 5 .856 05/17/37 1,837,294
TOTAL UNITED KINGDOM 1,837,294
UNITED STATES - 2.3%
2,000,000 (a),(h) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .115 04/15/34 1,738,164
1,300,000 (h) Angel Oak Mortgage Trust, Series 2025 12 5 .767 12/25/70 1,302,350
825,000 (h) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A 6 .660 02/20/30 871,448
1,500,000 (a),(h) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .101 02/15/42 1,503,177
287,773 (a),(h) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE 5 .305 11/15/41 210,972
1,000,000 (a),(h) BX Trust, (TSFR1M + 2.400%), Series 2025 OMG 6 .151 10/15/42 1,000,675
1,000,000 (a),(h) BX Trust, (TSFR1M + 1.750%), Series 2025 JDI 5 .500 11/15/42 1,003,978
101,263 Carvana Auto Receivables Trust, Series 2021 N2 1 .270 03/10/28 98,937
2,200,000 (a),(h) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6 .400 10/15/37 2,207,899
1,000,000 (h) Cologix Data Centers US Issuer LLC, Series 2021 1A 3 .300 12/26/51 982,823
2,000,000 (a),(h) COLT Mortgage Loan Trust, Series 2025 11 5 .952 11/25/70 2,006,608
1,405,794 (a) COMM Mortgage Trust, Series 2015 CR24 4 .208 08/10/48 1,368,189
500,000 (h) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 505,765
1,200,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 1,254,599
1,800,000 (a),(h) Connecticut Avenue Securities Trust, (SOFR30A + 3.250%), Series 2023 R07 7 .124 09/25/43 1,861,615
1,000,000 (h) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 986,210
1,000,000 (h) DB Master Finance LLC, Series 2025 1A 4 .891 08/20/55 1,002,047
1,139,520 (h) Domino's Pizza Master Issuer LLC, Series 2019 1A 3 .668 10/25/49 1,096,858
1,350,000 (h) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 1,391,882
1,400,000 (a),(h) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.664%), Series 2021
MHC
2 .624 04/15/38 1,400,715
500,000 (h) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 499,850
1,500,000 (h) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 1,521,142
83,413 (h) MVW LLC, Series 2021 1WA 1 .940 01/22/41 80,603
1,000,000 (h) NMEF Funding LLC, Series 2025 B 5 .470 01/18/33 1,006,187

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 98,160 (h) Oportun Issuance Trust, Series 2021 B 1 .960% 05/08/31 $ 96,498
98,160 (h) Oportun Issuance Trust, Series 2021 B 3 .650 05/08/31 97,270
500,000 (h) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 502,088
894,871 (h) Sierra Receivables Funding Co, Series 2025 3A 4 .640 08/22/44 898,202
990,000 (h) Subway Funding LLC, Series 2024 3A 5 .246 07/30/54 986,465
952,500 (h) Taco Bell Funding LLC, Series 2018 1A 4 .940 11/25/48 954,303
1,750,000 (a),(h) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.292%), Series 2025 AGLN 6 .042 07/15/37 1,752,872
500,000 (h) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 500,997
TOTAL UNITED STATES 32,691,388
TOTAL STRUCTURED ASSETS
(Cost $47,631,927) 47,730,478
TOTAL LONG-TERM INVESTMENTS
(Cost $1,367,569,695) 1,355,023,831
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
328,557 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (j) 328,557
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $328,557) 328,557
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 3.9%
GOVERNMENT AGENCY DEBT - 0.3%
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/26 4,996,587
TOTAL GOVERNMENT AGENCY DEBT 4,996,587
REPURCHASE AGREEMENT - 1.5%
20,961,000 (k) Fixed Income Clearing Corporation 3 .810 01/02/26 20,961,000
TOTAL REPURCHASE AGREEMENT 20,961,000
TREASURY DEBT - 2.1%
CAD 4,200,000 Canadian Treasury Bill 0 .000 01/14/26 3,057,489
EGP 80,000,000 Egypt Treasury Bills 0 .000 04/07/26 1,572,880
EGP 54,000,000 Egypt Treasury Bills 0 .000 04/14/26 1,059,614
JPY 768,000,000 Japan Treasury Discount Bill 0 .000 02/16/26 4,898,976
JPY 1,560,000,000 Japan Treasury Discount Bill 0 .000 02/20/26 9,950,326
4,185,000 United States Treasury Bill 0 .000 01/02/26 4,185,000
5,000,000 United States Treasury Bill 0 .000 03/03/26 4,970,384
TOTAL TREASURY DEBT 29,694,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $55,768,858) 55,652,256
TOTAL INVESTMENTS - 99.3%
(Cost $1,423,667,110) 1,411,004,644
OTHER ASSETS & LIABILITIES, NET - 0.7% 9,787,655
NET ASSETS - 100.0% $ 1,420,792,299

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(d) Perpetual security. Maturity date is not applicable.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(f) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(g) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $312,420.
(h) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $342,539,290 or 24.3% of Total
Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $20,965,437 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $21,380,230.

See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 13,034,880 AUD 19,737,934 Australia and New Zealand Banking Group Limited 01/09/26  $ (138,132)
$ 997,637 AUD 1,534,577 Australia and New Zealand Banking Group Limited 01/09/26 (26,533)
$ 1,990,357 AUD 3,061,590 Australia and New Zealand Banking Group Limited 01/09/26 (52,935)
$ 1,734,058 EUR 1,497,720 Australia and New Zealand Banking Group Limited 01/08/26 (26,734)
$ 1,795,015 EUR 1,557,605 Australia and New Zealand Banking Group Limited 01/08/26 (36,180)
$ 1,267,364 EUR 1,097,800 Australia and New Zealand Banking Group Limited 01/08/26 (23,262)
$ 9,435,158 EUR 8,170,235 Australia and New Zealand Banking Group Limited 01/08/26 (170,163)
$ 24,697,237 EUR 21,413,386 Australia and New Zealand Banking Group Limited 01/08/26 (477,368)
$ 1,393,820 EUR 1,200,002 Australia and New Zealand Banking Group Limited 01/08/26 (16,960)
$ 5,003,956 EUR 4,305,297 Australia and New Zealand Banking Group Limited 01/08/26 (57,558)
$ 3,112,985 EUR 2,700,000 Australia and New Zealand Banking Group Limited 01/08/26 (61,265)
$ 2,084,890 EUR 1,795,223 Australia and New Zealand Banking Group Limited 01/08/26 (25,660)
$ 25,674,805 EUR 21,842,495 Australia and New Zealand Banking Group Limited 01/08/26 41,180
$ 599,720 GBP 456,579 Australia and New Zealand Banking Group Limited 01/08/26 (15,720)
$ 1,350,449 GBP 1,025,559 Australia and New Zealand Banking Group Limited 01/08/26 (28,411)
$ 1,285,625 GBP 960,614 Australia and New Zealand Banking Group Limited 01/08/26 (5,917)
$ 3,460,838 GBP 2,590,516 Australia and New Zealand Banking Group Limited 01/08/26 (31,022)
$ 1,745,391 GBP 1,298,940 Australia and New Zealand Banking Group Limited 01/08/26 (1,030)
$ 1,277,241 GBP 950,319 Australia and New Zealand Banking Group Limited 01/08/26 (459)
$ 6,191,989 GBP 4,722,929 Australia and New Zealand Banking Group Limited 01/08/26 (174,237)
$ 4,517,209 NZD 7,736,663 Australia and New Zealand Banking Group Limited 01/09/26 61,149
EUR 197,663 $ 228,790 Australia and New Zealand Banking Group Limited 01/08/26 3,592
EUR 397,788 $ 460,429 Australia and New Zealand Banking Group Limited 01/08/26 7,229
EUR 592,990 $ 686,370 Australia and New Zealand Banking Group Limited 01/08/26 10,777
EUR 1,100,885 $ 1,270,161 Australia and New Zealand Banking Group Limited 01/08/26 24,093
EUR 730,821 $ 846,500 Australia and New Zealand Banking Group Limited 01/08/26 12,688
JPY 788,000,000 $ 5,073,551 Australia and New Zealand Banking Group Limited 02/02/26 (28,189)
$ 5,917,568 EUR 5,069,866 Bank of America 01/08/26 (32,258)
$ 6,405,152 EUR 5,515,264 Bank of America 01/08/26 (67,379)
$ 2,398,953 EUR 2,045,325 Bank of America 01/08/26 (1,372)
$ 1,768,189 EUR 1,510,736 Bank of America 01/08/26 (4,760)
$ 3,601,931 EUR 3,082,063 Bank of America 01/08/26 (15,076)
$ 4,074,740 EUR 3,528,172 Bank of America 01/08/26 (65,805)
$ 1,171,240 EUR 1,005,578 Bank of America 01/08/26 (8,873)
$ 3,868,577 GBP 2,879,517 Bank of America 01/08/26 (2,924)
$ 3,208,284 GBP 2,458,976 Bank of America 01/08/26 (97,801)
$ 7,455,710 GBP 5,715,186 Bank of America 01/08/26 (248,021)
$ 1,239,941 GBP 937,154 Bank of America 01/08/26 (20,060)
$ 2,373,873 HUF 794,070,065 Bank of America 01/08/26 (52,837)
$ 2,988,683 KRW 4,400,267,500 Bank of America 01/12/26 (59,943)
$ 5,428,281 SGD 7,032,116 Bank of America 01/12/26 (47,056)
EUR 609,326 $ 704,467 Bank of America 01/08/26 10,617
$ 4,413,815 MYR 18,222,434 Barclays Bank PLC 01/12/26 (81,209)
JPY 771,000,000 $ 4,967,240 Barclays Bank PLC 02/09/26 (27,952)
$ 1,930,173 AUD 2,967,630 Citibank N.A. 01/09/26 (50,410)
$ 2,636,272 AUD 4,003,389 Citibank N.A. 01/09/26 (35,573)
$ 5,012,500 CAD 6,982,715 Citibank N.A. 01/08/26 (76,812)
$ 1,015,924 CHF 815,185 Citibank N.A. 01/08/26 (14,118)
$ 967,662 CHF 761,350 Citibank N.A. 01/08/26 5,644
$ 6,640,916 CZK 138,919,999 Citibank N.A. 01/08/26 (117,605)
$ 743,124 CZK 15,540,065 Citibank N.A. 01/08/26 (12,907)
$ 7,140,246 EUR 6,099,978 Citibank N.A. 01/08/26 (31,182)
$ 22,553,427 EUR 19,263,855 Citibank N.A. 01/08/26 (94,086)
$ 1,544,832 EUR 1,319,812 Citibank N.A. 01/08/26 (6,803)
$ 1,016,461 EUR 868,968 Citibank N.A. 01/08/26 (5,140)
$ 2,482,280 EUR 2,144,896 Citibank N.A. 01/08/26 (39,363)
$ 389,505 EUR 333,410 Citibank N.A. 01/08/26 (2,467)
$ 475,737 EUR 409,092 Citibank N.A. 01/08/26 (5,211)
$ 580,926 EUR 499,480 Citibank N.A. 01/08/26 (6,287)
$ 2,376,843 EUR 2,040,671 Citibank N.A. 01/08/26 (22,268)
$ 2,986,113 EUR 2,575,285 Citibank N.A. 01/08/26 (41,516)
$ 5,001,324 EUR 4,301,540 Citibank N.A. 01/08/26 (55,773)
$ 1,039,004 EUR 897,786 Citibank N.A. 01/08/26 (16,476)

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
$ 1,501,108 EUR 1,289,091 Citibank N.A. 01/08/26 (14,410)
$ 224,628,281 EUR 191,375,260 Citibank N.A. 01/08/26 (361,672)
$ 3,517,944 EUR 3,014,486 Citibank N.A. 01/08/26 (26,030)
$ 935,162 EUR 800,000 Citibank N.A. 01/08/26 (5,357)
$ 1,069,924 EUR 917,128 Citibank N.A. 01/08/26 (8,296)
$ 20,071,958 EUR 17,219,588 Citibank N.A. 01/08/26 (172,217)
$ 488,090 EUR 418,703 Citibank N.A. 01/08/26 (4,157)
$ 2,001,173 EUR 1,718,646 Citibank N.A. 01/08/26 (19,349)
$ 9,606,077 EUR 8,231,620 Citibank N.A. 01/08/26 (71,411)
$ 8,026,974 EUR 6,891,417 Citibank N.A. 01/08/26 (74,907)
$ 1,463,968 GBP 1,095,490 Citibank N.A. 01/08/26 (12,687)
$ 2,008,809 GBP 1,498,197 Citibank N.A. 01/08/26 (10,671)
$ 8,194,051 IDR 137,438,000,000 Citibank N.A. 01/12/26 (37,773)
$ 1,008,118 JPY 151,651,304 Citibank N.A. 01/09/26 39,159
$ 3,551,431 JPY 534,242,390 Citibank N.A. 01/09/26 137,950
$ 4,357,398 JPY 655,484,150 Citibank N.A. 01/09/26 169,257
$ 997,159 JPY 150,168,944 Citibank N.A. 01/09/26 37,672
$ 3,000,915 JPY 451,928,087 Citibank N.A. 01/09/26 113,371
$ 7,507,460 JPY 1,130,599,274 Citibank N.A. 01/09/26 283,624
$ 2,003,062 JPY 301,654,651 Citibank N.A. 01/09/26 75,674
$ 6,590,558 JPY 991,418,677 Citibank N.A. 01/09/26 256,000
$ 39,168,129 KRW 57,346,450,000 Citibank N.A. 01/12/26 (563,062)
$ 553,233 NZD 953,825 Citibank N.A. 01/09/26 3,862
$ 1,153,841 NZD 1,989,330 Citibank N.A. 01/09/26 8,054
$ 2,647,137 RON 11,664,338 Citibank N.A. 01/08/26 (42,820)
GBP 995,531 $ 1,317,122 Citibank N.A. 01/08/26 24,794
$ 1,009,068 EUR 862,534 Goldman Sachs 01/08/26 (4,969)
$ 1,795,160 EUR 1,542,885 Goldman Sachs 01/08/26 (18,729)
$ 1,458,194 EUR 1,246,258 Goldman Sachs 01/08/26 (6,967)
$ 2,015,536 GBP 1,500,000 Goldman Sachs 01/08/26 (6,375)
$ 1,000,019 NZD 1,716,740 Goldman Sachs 01/09/26 11,235
$ 4,085,736 THB 131,745,386 Goldman Sachs 01/12/26 (99,181)
$ 579,071 AUD 890,757 Morgan Stanley 01/09/26 (15,417)
$ 2,497,677 AUD 3,817,581 Morgan Stanley 01/09/26 (50,161)
$ 1,498,157 AUD 2,305,433 Morgan Stanley 01/09/26 (40,479)
$ 5,522,867 CAD 7,726,375 Morgan Stanley 01/08/26 (108,458)
$ 3,004,474 CAD 4,163,753 Morgan Stanley 01/08/26 (30,254)
$ 7,289,242 CAD 10,235,743 Morgan Stanley 01/08/26 (171,021)
$ 5,020,448 CAD 6,977,956 Morgan Stanley 01/08/26 (65,396)
$ 6,360,723 CAD 8,829,989 Morgan Stanley 01/08/26 (74,964)
$ 5,012,196 CAD 7,029,968 Morgan Stanley 01/08/26 (111,557)
$ 4,320,144 CHF 3,411,773 Morgan Stanley 01/08/26 9,133
$ 954,119 CHF 759,364 Morgan Stanley 01/08/26 (5,389)
$ 964,813 CHF 760,561 Morgan Stanley 01/08/26 3,791
$ 952,722 CHF 752,352 Morgan Stanley 01/08/26 2,073
$ 1,013,852 CHF 813,691 Morgan Stanley 01/08/26 (14,303)
$ 1,741,495 EUR 1,490,535 Morgan Stanley 01/08/26 (10,850)
$ 1,822,826 EUR 1,560,321 Morgan Stanley 01/08/26 (11,562)
$ 934,695 EUR 800,000 Morgan Stanley 01/08/26 (5,823)
$ 9,019,117 EUR 7,793,052 Morgan Stanley 01/08/26 (142,770)
$ 1,497,638 EUR 1,300,000 Morgan Stanley 01/08/26 (30,704)
$ 5,363,945 EUR 4,619,007 Morgan Stanley 01/08/26 (66,381)
$ 2,298,774 EUR 1,986,480 Morgan Stanley 01/08/26 (36,628)
$ 5,365,120 EUR 4,639,518 Morgan Stanley 01/08/26 (89,321)
$ 1,500,585 EUR 1,300,000 Morgan Stanley 01/08/26 (27,757)
$ 1,161,904 EUR 1,000,000 Morgan Stanley 01/08/26 (13,744)
$ 1,152,155 EUR 988,985 Morgan Stanley 01/08/26 (10,543)
$ 1,155,306 EUR 991,689 Morgan Stanley 01/08/26 (10,572)
$ 2,327,352 EUR 1,997,747 Morgan Stanley 01/08/26 (21,296)
$ 1,189,494 EUR 1,021,256 Morgan Stanley 01/08/26 (11,144)
$ 1,991,182 EUR 1,707,693 Morgan Stanley 01/08/26 (16,465)
$ 2,326,102 EUR 2,000,000 Morgan Stanley 01/08/26 (25,194)
$ 1,188,743 EUR 1,021,657 Morgan Stanley 01/08/26 (12,367)
$ 23,309,934 EUR 19,870,034 Morgan Stanley 01/08/26 (50,233)
$ 1,278,320 EUR 1,094,247 Morgan Stanley 01/08/26 (8,129)
$ 1,172,770 EUR 1,010,841 Morgan Stanley 01/08/26 (15,624)
$ 3,365,442 EUR 2,896,373 Morgan Stanley 01/08/26 (39,674)
$ 503,701 EUR 432,051 Morgan Stanley 01/08/26 (4,239)
$ 14,956,219 EUR 12,880,482 Morgan Stanley 01/08/26 (186,696)

See Notes to Financial Statements
$ 18,144,864 EUR 15,470,191 Morgan Stanley 01/08/26 (42,637)
$ 1,538,115 EUR 1,320,891 Morgan Stanley 01/08/26 (14,789)
$ 1,724,353 EUR 1,476,563 Morgan Stanley 01/08/26 (11,565)
$ 20,862,208 EUR 17,927,729 Morgan Stanley 01/08/26 (214,492)
$ 1,890,896 GBP 1,419,351 Morgan Stanley 01/08/26 (22,305)
$ 1,669,277 GBP 1,258,796 Morgan Stanley 01/08/26 (27,506)
$ 5,968,641 GBP 4,534,256 Morgan Stanley 01/08/26 (143,267)
$ 4,492,390 GBP 3,358,031 Morgan Stanley 01/08/26 (34,036)
$ 6,003,867 GBP 4,516,872 Morgan Stanley 01/08/26 (84,608)
$ 5,367,973 GBP 4,044,741 Morgan Stanley 01/08/26 (84,097)
$ 1,495,578 GBP 1,122,773 Morgan Stanley 01/08/26 (17,853)
$ 1,324,824 GBP 997,740 Morgan Stanley 01/08/26 (20,070)
$ 53,979,344 GBP 40,181,499 Morgan Stanley 01/08/26 (182,927)
$ 749,241 HUF 247,701,000 Morgan Stanley 01/08/26 (7,743)
$ 8,570,818 JPY 1,294,257,551 Morgan Stanley 01/09/26 301,306
$ 5,008,399 JPY 774,521,519 Morgan Stanley 01/09/26 59,681
$ 2,769,505 JPY 422,525,736 Morgan Stanley 01/09/26 69,824
$ 2,506,315 JPY 382,372,472 Morgan Stanley 01/09/26 63,189
$ 6,063,441 JPY 925,060,651 Morgan Stanley 01/09/26 152,871
$ 2,006,603 JPY 299,567,175 Morgan Stanley 01/09/26 92,553
$ 55,438,575 JPY 8,253,882,363 Morgan Stanley 01/09/26 2,701,325
$ 2,910,636 JPY 439,527,842 Morgan Stanley 01/09/26 102,323
$ 8,022,340 JPY 1,203,443,106 Morgan Stanley 01/09/26 333,077
$ 5,047,796 JPY 771,000,000 Morgan Stanley 02/09/26 108,507
$ 5,062,362 JPY 768,000,000 Morgan Stanley 02/17/26 139,132
$ 369,270 MXN 6,780,001 Morgan Stanley 01/08/26 (6,961)
$ 1,694,281 MXN 31,187,243 Morgan Stanley 01/08/26 (36,340)
$ 548,351 NOK 5,456,640 Morgan Stanley 01/08/26 6,961
$ 2,416,955 NOK 24,056,775 Morgan Stanley 01/08/26 30,119
$ 546,722 NOK 5,556,746 Morgan Stanley 01/08/26 (4,600)
$ 555,744 NOK 5,671,660 Morgan Stanley 01/08/26 (6,980)
$ 549,862 NOK 5,495,116 Morgan Stanley 01/08/26 4,654
$ 548,286 NOK 5,520,577 Morgan Stanley 01/08/26 552
$ 502,295 NZD 872,131 Morgan Stanley 01/09/26 (24)
$ 496,357 NZD 861,823 Morgan Stanley 01/09/26 (24)
$ 907,047 NZD 1,579,996 Morgan Stanley 01/09/26 (2,978)
$ 6,779,151 PLN 24,790,467 Morgan Stanley 01/08/26 (126,047)
$ 741,879 RON 3,265,890 Morgan Stanley 01/08/26 (11,280)
EUR 205,243 $ 236,912 Morgan Stanley 01/08/26 4,382
EUR 508,745 $ 587,242 Morgan Stanley 01/08/26 10,863
EUR 586,579 $ 681,790 Morgan Stanley 01/08/26 7,820
EUR 620,171 $ 724,588 Morgan Stanley 01/08/26 4,514
NZD 4,000,000 $ 2,269,128 Morgan Stanley 01/09/26 34,738
$ 3,960,871 ZAR 68,026,432 Morgan Stanley 01/08/26 (144,985)
$ 5,001,108 AUD 7,619,345 Standard Chartered Bank 01/09/26 (84,010)
$ 5,034,950 EUR 4,296,821 Standard Chartered Bank 01/08/26 (16,599)
$ 7,947,179 GBP 5,915,698 Standard Chartered Bank 01/08/26 (26,831)
$ 1,202,862 GBP 914,502 Standard Chartered Bank 01/08/26 (29,833)
$ 10,036,103 JPY 1,560,000,000 Standard Chartered Bank 02/20/26 33,382
$ 2,253,283 PEN 7,599,423 Standard Chartered Bank 01/12/26 (6,494)
EUR 4,706,044 $ 5,471,596 Standard Chartered Bank 01/08/26 61,056
EUR 724,036 $ 845,650 Standard Chartered Bank 01/08/26 5,561
$ 2,988,080 AUD 4,532,053 Toronto Dominion Bank 01/09/26 (36,593)
$ 29,150,990 CAD 40,484,796 Toronto Dominion Bank 01/08/26 (356,125)
$ 5,032,539 CAD 7,028,158 Toronto Dominion Bank 01/08/26 (89,894)
$ 971,958 EUR 834,646 Toronto Dominion Bank 01/08/26 (9,292)
$ 5,042,651 JPY 788,000,000 Toronto Dominion Bank 02/02/26 (2,711)
EUR 1,094,247 $ 1,276,735 Toronto Dominion Bank 01/08/26 9,714
EUR 1,990,000 $ 2,323,453 Toronto Dominion Bank 01/08/26 16,087
Total  $ (2,160,900)
Total unrealized appreciation on forward foreign currency contracts  $ 5,706,809
Total unrealized depreciation on forward foreign currency contracts  $ (7,867,709)

International Bond

See Notes to Financial Statements
Consolidated Portfolio of Investments December 31, 2025
(continued)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand

Portfolio of Investments December 31, 2025
Real Estate Securities Select

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
100,000 Blackstone, Inc $ 15,414,000
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 15,414,000
DATA CENTER REITS - 10.4%
760,000 Digital Realty Trust, Inc 117,579,600
180,000 Equinix, Inc 137,908,800
900,000 (a) Fermi, Inc 7,200,000
TOTAL DATA CENTER REITS 262,688,400
DIVERSIFIED REITS - 0.7%
575,000 Essential Properties Realty Trust, Inc 17,054,500
TOTAL DIVERSIFIED REITS 17,054,500
HEALTH CARE REITS - 18.0%
1,175,000 American Healthcare REIT, Inc 55,295,500
1,600,000 Sabra Health Care REIT, Inc 30,304,000
1,500,000 Ventas, Inc 116,070,000
1,375,000 Welltower, Inc 255,213,750
TOTAL HEALTH CARE REITS 456,883,250
HOTELS, RESORTS & CRUISE LINES - 1.5%
125,000 Hyatt Hotels Corp 20,040,000
60,000 Marriott International, Inc (Class A) 18,614,400
TOTAL HOTELS, RESORTS & CRUISE LINES 38,654,400
INDUSTRIAL REITS - 13.3%
175,000 EastGroup Properties, Inc 31,174,500
2,050,000 Prologis, Inc 261,703,000
600,000 Rexford Industrial Realty, Inc 23,232,000
350,000 Terreno Realty Corp 20,548,500
TOTAL INDUSTRIAL REITS 336,658,000
MULTI-FAMILY RESIDENTIAL REITS - 10.5%
350,000 AvalonBay Communities, Inc 63,458,500
325,000 Camden Property Trust 35,776,000
525,000 Equity Residential 33,096,000
275,000 Essex Property Trust, Inc 71,962,000
450,000 Mid-America Apartment Communities, Inc 62,509,500
TOTAL MULTI-FAMILY RESIDENTIAL REITS 266,802,000
OFFICE REITS - 1.8%
525,000 Boston Properties, Inc 35,427,000
250,000 SL Green Realty Corp 11,467,500
TOTAL OFFICE REITS 46,894,500
OTHER SPECIALIZED REITS - 4.5%
950,000 Gaming and Leisure Properties, Inc 42,455,500
350,000 Iron Mountain, Inc 29,032,500
1,550,000 VICI Properties, Inc 43,586,000
TOTAL OTHER SPECIALIZED REITS 115,074,000
RETAIL REITS - 17.2%
525,000 Agree Realty Corp 37,815,750
1,300,000 Curbline Properties Corp 30,173,000
1,700,000 Kimco Realty Corp 34,459,000
1,300,000 Macerich Co 23,998,000
1,300,000 Realty Income Corp 73,281,000
625,000 Regency Centers Corp 43,143,750
950,000 Simon Property Group, Inc 175,854,500
525,000 Tanger Factory Outlet Centers, Inc 17,519,250
TOTAL RETAIL REITS 436,244,250
SELF STORAGE REITS - 5.0%
500,000 Extra Space Storage, Inc 65,110,000

Real Estate Securities Select

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SELF STORAGE REITS (continued)
240,000 Public Storage, Inc $ 62,280,000
TOTAL SELF STORAGE REITS 127,390,000
SINGLE-FAMILY RESIDENTIAL REITS - 6.3%
850,000 American Homes 4 Rent 27,285,000
675,000 Equity Lifestyle Properties, Inc 40,911,750
1,600,000 Invitation Homes, Inc 44,464,000
375,000 Sun Communities, Inc 46,466,250
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 159,127,000
TELECOM TOWER REITS - 9.0%
750,000 American Tower Corp 131,677,500
800,000 Crown Castle, Inc 71,096,000
135,000 SBA Communications Corp 26,113,050
TOTAL TELECOM TOWER REITS 228,886,550
TOTAL COMMON STOCKS
(Cost $1,666,841,189) 2,507,770,850
TOTAL LONG-TERM INVESTMENTS
(Cost $1,666,841,189) 2,507,770,850
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0.6%
$ 15,578,000 (b) Fixed Income Clearing Corporation 3.810% 01/02/26 15,578,000
TOTAL REPURCHASE AGREEMENT 15,578,000
TREASURY DEBT - 0.3%
7,057,000 United States Treasury Bill 0.000 01/02/26 7,057,000
TOTAL TREASURY DEBT 7,057,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,634,245) 22,635,000
TOTAL INVESTMENTS - 99.7%
(Cost $1,689,475,434) 2,530,405,850
OTHER ASSETS & LIABILITIES, NET - 0.3% 6,455,355
NET ASSETS - 100.0% $ 2,536,861,205
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $15,581,297 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $15,889,603.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2025
6.1
Emerging Markets Debt
ASSETS
Long-term investments, at value
*†
$ 788,167,494
Short-term investments, at value
#
24,189,330
Investments purchased with collateral from securities lending, at value (cost approximates value) 11,060,481
Cash 148,097
Cash denominated in foreign currencies
^
1,086,197
Cash collateral at brokers for investments in forward foreign currency contracts –
Unrealized appreciation on forward foreign currency contracts 41,950
Receivables:
Dividends 594
Interest 15,005,171
Investments sold –
Reclaims 16,042
Reimbursement from Adviser 329,883
Shares sold 5,888,920
Other 122,872
Total assets 846,057,031
LIABILITIES
Due to affiliates 5,729
Unrealized depreciation on forward foreign currency contracts 60,310
Payables:
Management fees 383,563
Collateral from securities lending 11,060,481
Capital gain taxes 13,649
Interest –
Investments purchased - regular settlement 4,972,156
Investments purchased - when-issued/delayed-delivery settlement –
Shares redeemed 18,239
Service agreement fees 6,332
Variation margin on futures contracts –
Accrued expenses:
Custodian fees 75,865
Shareholder reporting expenses 31,259
Shareholder servicing agent fees 8,870
Trustees fees 36,346
12b-1 distribution and service fees 5,279
Other 1,252
Total liabilities 16,679,330
Net assets $ 829,377,701
NET ASSETS CONSIST OF:
Paid-in capital $ 885,246,939
Total distributable earnings (loss) (55,869,238)
Net assets $ 829,377,701
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 10,695,961
†
Long-term investments, cost $ 787,176,684
#
Short-term investments, cost $ 24,188,561
^
Cash denominated in foreign currencies, cost $ 1,117,787

See Notes to Financial Statements

6.2
Inflation Linked Bond
6.3
International Bond
§
6.4
Real Estate Securities Select
$ 3,095,794,274 $ 1,355,023,831 $ 2,507,770,850
19,592,000 55,652,256 22,635,000
– 328,557 –
149 120,023 346,583
– 1,768,660 –
– 799,000 –
– 5,706,809 –
117 870 8,806,775
13,568,614 14,624,893 1,649
16,678,182 46,873 –
– 69,455 –
496,200 594,753 –
35,687,907 13,972,148 734,666
748,383 76,430 681,135
3,182,565,826 1,448,784,558 2,540,976,658
7,368 5,573 6,438
– 7,867,709 –
640,175 588,792 1,030,780
– 328,557 –
– 1,590 –
– – 15,023
– 17,318,103 –
– 1,653,477 –
181,298 4,659 1,945,264
22,591 26,671 112,668
72,125 – –
29,891 138,618 26,873
40,300 29,576 181,910
71,231 958 79,389
722,725 21,821 653,443
22,497 261 58,839
4,803 5,894 4,826
1,815,004 27,992,259 4,115,453
$ 3,180,750,822 $ 1,420,792,299 $ 2,536,861,205
$ 3,292,683,777 $ 1,484,918,568 $ 1,789,645,298
(111,932,955) (64,126,269) 747,215,907
$ 3,180,750,822 $ 1,420,792,299 $ 2,536,861,205
$ – $ 312,420 $ –
$ 3,135,932,711 $ 1,367,569,695 $ 1,666,841,189
$ 19,592,000 $ 55,768,858 $ 22,634,245
$ – $ 2,104,018 $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Assets and Liabilities
(continued)
December 31, 2025
6.1
Emerging Markets Debt
CLASS A:
Net assets $ 25,063,533
Shares outstanding 2,751,297
Net asset value ("NAV") per share $ 9.11
Maximum sales charge 4.00%
Offering price per share (NAV per share plus maximum sales charge) $ 9.49
CLASS I:
Net assets $ 22,099,118
Shares outstanding 2,415,436
NAV and offering price per share $ 9.15
PREMIER CLASS:
Net assets $ 227,959
Shares outstanding 25,001
NAV and offering price per share $ 9.12
CLASS R6:
Net assets $ 125,583,243
Shares outstanding 13,769,479
NAV and offering price per share $ 9.12
RETIREMENT CLASS:
Net assets $ 30,332,319
Shares outstanding 3,329,441
NAV and offering price per share $ 9.11
CLASS W:
Net assets $ 626,071,529
Shares outstanding 68,679,514
NAV and offering price per share $ 9.12
Authorized shares - per class Unlimited
Par value per share $ 0.0001

See Notes to Financial Statements

6.2
Inflation Linked Bond
6.3
International Bond
§
6.4
Real Estate Securities Select
$ 105,135,529 $ 1,173,392 $ 263,091,278
10,085,828 132,448 14,984,903
$ 10.42 $ 8.86 $ 17.56
3.75% 4.00% 5.75%
$ 10.83 $ 9.23 $ 18.63
$ 61,704,043 $ 2,114,814 $ 27,375,936
5,721,476 238,474 1,542,578
$ 10.78 $ 8.87 $ 17.75
$ 920,901 $ 91,806 $ 16,513,239
85,602 10,285 929,918
$ 10.76 $ 8.93 $ 17.76
$ 520,430,374 $ 2,680,247 $ 1,696,402,184
48,261,527 302,551 95,669,346
$ 10.78 $ 8.86 $ 17.73
$ 105,529,015 $ 127,499,281 $ 533,478,568
9,690,563 14,420,249 28,504,849
$ 10.89 $ 8.84 $ 18.72
$ 2,387,030,960 $ 1,287,232,759 $ –
221,401,711 144,728,762 –
$ 10.78 $ 8.89 $ –
Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Emerging Markets Debt Inflation Linked Bond
Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
12/31/25
INVESTMENT INCOME
Affiliated income $ – $ – $ –
Dividends 477,634 839,037 –
Interest 9,255,660 38,623,946 127,103,366
Securities lending income, net 17,245 45,071 788
Tax withheld (20,922) (130,367) –
Total investment income 9,729,617 39,377,687 127,104,154
EXPENSES
Management fees 749,980 2,967,695 7,264,374
12b-1 distribution and service fees — Class A 10,326 39,642 266,112
12b-1 distribution and service fees — Premier Class 57 328 1,461
Shareholder servicing agent fees — Class A 4,254 27,480 93,199
Shareholder servicing agent fees — Class I 2,332 13,535 85,985
Shareholder servicing agent fees — Premier Class 9 64 87
Shareholder servicing agent fees — Class R6 157 1,435 2,565
Shareholder servicing agent fees — Retirement Class 12,131 63,237 272,682
Shareholder servicing agent fees — Class W – 669 1,516
Administrative service fees – 47,008 46,279
Trustees fees 550 5,686 28,215
Custodian expenses 12,647 75,437 29,999
Overdraft expense – 231 –
Professional fees 49,198 55,048 31,780
Registration fees 12,636 29,489 23,483
Shareholder reporting expenses 15,899 55,288 99,228
Other 4,261 33,420 26,991
Total expenses 874,437 3,415,692 8,273,956
Expenses reimbursed by the investment adviser (641,686) (2,245,426) (5,599,415)
Net expenses 232,751 1,170,266 2,674,541
Net investment income (loss) 9,496,866 38,207,421 124,429,613
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
269,304 (5,646,514) (7,576,598)
Futures contracts – – 1,901,627
Forward foreign currency contracts (4,990) (214,011) –
Swap contracts – (35,406) –
Foreign currency transactions 97,334 (2,266,165) 458
Net realized gain (loss) 361,648 (8,162,096) (5,674,513)
Change in unrealized appreciation (depreciation) on:
Investments
‡
3,914,296 34,710,872 92,306,146
Futures contracts – – (109,265)
Forward foreign currency contracts (182,446) 127,911 –
Foreign currency translations 4,839 36,989 –
Net change in unrealized appreciation (depreciation) 3,736,689 34,875,772 92,196,881
Net realized and unrealized gain (loss) 4,098,337 26,713,676 86,522,368
Net increase (decrease) in net assets from operations $ 13,595,203 $ 64,921,097 $ 210,951,981
§
Consolidated Statement of Operations (see Notes to Financial Statements)
*   Net of foreign capital gains tax $ – $ 265 $ –
‡
   Net of change in unrealized foreign capital gains taxes $ 3,254 $ (12,001) $ –

See Notes to Financial Statements

International Bond
§
Real Estate Securities Select
Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
12/31/25
$ – $ – $ 150,110
533 49 82,347,245
8,418,412 17,200,980 1,136,795
262 2,464 –
(41,070) (59,792) –
8,378,137 17,143,701 83,634,150
1,133,584 2,371,537 12,743,604
493 2,834 726,678
23 136 25,659
285 1,508 371,942
280 747 39,458
6 65 331
– 318 18,747
51,473 96,463 1,171,667
182 985 –
– 46,205 40,613
624 4,495 26,308
23,126 136,420 27,678
– 2,884 23,541
58,895 79,175 31,822
10,465 36,974 22,867
12,080 47,025 321,434
7,850 39,967 61,114
1,299,366 2,867,738 15,653,463
(1,129,903) (2,521,623) –
169,463 346,115 15,653,463
8,208,674 16,797,586 67,980,687
(2,367,136) (4,497,433) 68,668,881
– – –
1,111,398 (9,020,741) –
– – –
(1,515,516) (726,603) 4,174
(2,771,254) (14,244,777) 68,673,055
7,384,398 18,792,386 (84,684,271)
– – –
(13,070,539) 7,893,204 –
(1,843,768) (175,345) –
(7,529,909) 26,510,245 (84,684,271)
(10,301,163) 12,265,468 (16,011,216)
$ (2,092,489) $ 29,063,054 $ 51,969,471
$ – $ 37,430 $ –
$ 9,403 $ (10,993) $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

6.1
Emerging Markets Debt
Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 9,496,866 $ 38,207,421 $ 35,321,206
Net realized gain (loss) 361,648 (8,162,096) (14,845,998)
Net change in unrealized appreciation (depreciation) 3,736,689 34,875,772 71,756,848
Net increase (decrease) in net assets from operations 13,595,203 64,921,097 92,232,056
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class A (411,895) (932,716) (689,714)
Class I (380,581) (1,296,259) (837,600)
Premier Class (3,931) (13,636) (11,419)
Class R6 (2,171,106) (6,844,036) (5,776,097)
Retirement Class (505,242) (1,553,251) (1,252,812)
Class W (11,864,400) (25,494,413) (22,845,370)
Return of Capital:
Class A
– – –
Class I
– – –
Premier Class
– – –
Class R6
– – –
Retirement Class
– – –
Total distributions (15,337,155) (36,134,311) (31,413,012)
FUND SHARE TRANSACTIONS
Subscriptions 62,832,146 394,762,875 173,792,811
Reinvestments of distributions 3,463,756 10,455,774 8,480,073
Redemptions (21,518,298) (196,182,887) (143,501,985)
Net increase (decrease) from Fund share transactions 44,777,604 209,035,762 38,770,899
Net increase (decrease) in net assets 43,035,652 237,822,548 99,589,943
Net assets at the beginning of period 786,342,049 548,519,501 448,929,558
Net assets at the end of period $ 829,377,701 $ 786,342,049 $ 548,519,501
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

See Notes to Financial Statements

6.2
Inflation Linked Bond
6.3
International Bond
§
6.4
Real Estate Securities Select
Year Ended
12/31/25
Nine Months
Ended
12/31/24
Year Ended
3/31/24
Two Months
Ended
12/31/25
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
12/31/25
Nine Months
Ended
12/31/24
Year Ended
3/31/24
$ 124,429,613 $ 86,429,973 $ 97,766,788 $ 8,208,674 $ 16,797,586 $ 15,064,213 $ 67,980,687 $ 54,951,959 $ 79,850,084
(5,674,513) (20,957,421) (31,464,836) (2,771,254) (14,244, 777) (16,419,042) 68,673,055 120,237,997 (85,765,759)
92,196,881 17,677,186 (13,504,058) (7,529,909) 26,510,245 43,700,273 (84,684,271) 12,287,848 234,176,714
210,951,981 83,149,738 52,797,894 (2,092,489) 29,063,054 42,345,444 51,969,471 187,477,804 228,261,039
– – – – – – – – –
(3,944,416) (3,320,733) (4,320,896) (13,779) (17,135) – (6,558,691) (6,587,088) (8,852,193)
(2,169,920) (1,969,518) (2,907,314) (30,752) (25,888) (2,218) (811,927) (903,465) (1,978,172)
(36,065) (27,097) (66,748) (1,260) (1,599) (80) (428,517) (391,896) (811,525)
(19,941,063) (14,209,448) (21,921,451) (39,275) (14,292) (1,812) (48,995,288) (45,505,200) (57,964,117)
(3,946,916) (3,208,480) (4,434,311) (1,757,796) (84,576) (519) (11,236,373) (8,933,963) (12,796,393)
(94,229,334) (68,443,428) (77,573,048) (22,411,797) (10,424,215) (3,196,948) – – –
– – – – – – (2,415,857) (341,068) –
– – – – – – (272,068) (45,400) –
– – – – – – (140,700) (22,057) –
– – – – – – (15,521,572) (2,135,663) –
– – – – – – (3,664,921) (466,635) –
(124,267,714) (91,178,704) (111,223,768) (24,254,659) (10,567,705) (3,201,577) (90,045,914) (65,332,435) (82,402,400)
659,173,467 387,254,711 635,455,050 254,541,959 824,332,722 94,197,342 331,666,805 170,326,728 279,574,542
28,955,649 21,641,841 31,518,048 1,838,538 138,986 4,349 89,365,706 64,698,905 81,589,451
(510,662,985) (465,026,837) (477,969,028) (1,442,387) (71,480,599) (85,743,536) (630,775,010) (511,242,411) (610,424,661)
177,466,131 (56,130,285) 189,004,070 254,938,110 752,991,109 8,458,155 (209,742,499) (276,216,778) (249,260,668)
264,150,398 (64,159,251) 130,578,196 228,590,962 771,486,458 47,602,022 (247,818,942) (154,071,409) (103,402,029)
2,916,600,424 2,980,759,675 2,850,181,479 1,192,201,337 420,714,879 373,112,857 2,784,680,147 2,938,751,556 3,042,153,585
$ 3,180,750,822 $ 2,916,600,424 $ 2,980,759,675 $ 1,420,792,299 $ 1,192,201,337 $ 420,714,879 $ 2,536,861,205 $ 2,784,680,147 $ 2,938,751,556

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
Emerging Markets Debt
Class A:
12/31/25
(c)
$ 9.12 $ 0.09 $ 0.05 $ 0.14 $ (0.15) $ — $ (0.15) $ 9.11
10/31/25 8.68 0.54 0.43 0.97 (0.53) — (0.53) 9.12
10/31/24 7.67 0.51 0.95 1.46 (0.45) — (0.45) 8.68
10/31/23 7.34 0.45 0.33 0.78 (0.45) — (0.45) 7.67
10/31/22 9.97 0.50 (2.67) (2.17) (0.46) — (0.46) 7.34
10/31/21 9.64 0.43 0.30 0.73 (0.40) — (0.40) 9.97
Class I:
12/31/25
(c)
9.17 0.10 0.04 0.14 (0.16) — (0.16) 9.15
10/31/25 8.71 0.58 0.44 1.02 (0.56) — (0.56) 9.17
10/31/24 7.70 0.53 0.94 1.47 (0.46) — (0.46) 8.71
10/31/23 7.36 0.47 0.34 0.81 (0.47) — (0.47) 7.70
10/31/22 10.00 0.51 (2.67) (2.16) (0.48) — (0.48) 7.36
10/31/21 9.67 0.46 0.30 0.76 (0.43) — (0.43) 10.00
Premier Class:
12/31/25
(c)
9.13 0.10 0.05 0.15 (0.16) — (0.16) 9.12
10/31/25 8.68 0.57 0.43 1.00 (0.55) — (0.55) 9.13
10/31/24 7.67 0.52 0.95 1.47 (0.46) — (0.46) 8.68
10/31/23 7.34 0.46 0.33 0.79 (0.46) — (0.46) 7.67
10/31/22 9.97 0.50 (2.66) (2.16) (0.47) — (0.47) 7.34
10/31/21 9.65 0.47 0.28 0.75 (0.43) — (0.43) 9.97
Class R6:
12/31/25
(c)
9.14 0.10 0.04 0.14 (0.16) — (0.16) 9.12
10/31/25 8.69 0.59 0.42 1.01 (0.56) — (0.56) 9.14
10/31/24 7.68 0.54 0.94 1.48 (0.47) — (0.47) 8.69
10/31/23 7.34 0.47 0.35 0.82 (0.48) — (0.48) 7.68
10/31/22 9.97 0.52 (2.66) (2.14) (0.49) — (0.49) 7.34
10/31/21 9.65 0.47 0.29 0.76 (0.44) — (0.44) 9.97
Retirement Class:
12/31/25
(c)
9.13 0.10 0.04 0.14 (0.16) — (0.16) 9.11
10/31/25 8.68 0.56 0.43 0.99 (0.54) — (0.54) 9.13
10/31/24 7.67 0.51 0.95 1.46 (0.45) — (0.45) 8.68
10/31/23 7.34 0.45 0.34 0.79 (0.46) — (0.46) 7.67
10/31/22 9.97 0.50 (2.66) (2.16) (0.47) — (0.47) 7.34
10/31/21 9.64 0.45 0.30 0.75 (0.42) — (0.42) 9.97
Class W:
12/31/25
(c)
9.14 0.11 0.04 0.15 (0.17) — (0.17) 9.12
10/31/25 8.69 0.64 0.42 1.06 (0.61) — (0.61) 9.14
10/31/24 7.68 0.58 0.95 1.53 (0.52) — (0.52) 8.69
10/31/23 7.34 0.52 0.35 0.87 (0.53) — (0.53) 7.68
10/31/22 9.98 0.57 (2.67) (2.10) (0.54) — (0.54) 7.34
10/31/21 9.65 0.53 0.30 0.83 (0.50) — (0.50) 9.98
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
For the two months ended December 31, 2025. Prior to November 1, 2025, the Fund's fiscal year end was October 31st.
(d)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1.58% $ 25,064 0.97%
(d)
0.97%
(d)
6.10%
(d)
4%
11.58 23,781 1.03 1.00 6.23 38
19.30 14,717 0.92 0.92 6.00 31
10.65 11,663 0.92 0.92 5.73 27
(22.32) 8,722 0.93 0.93 5.68 37
7.61 15,698 0.94 0.94 4.30 57
1.54 22,099 0.68
(d)
0.68
(d)
6.44
(d)
4
12.10 21,590 0.67 0.67 6.56 38
19.46 17,143 0.72 0.72 6.28 31
10.99 10,133 0.69 0.69 5.91 27
(22.17) 17,890 0.69 0.69 5.96 37
7.91 19,272 0.69 0.69 4.55 57
1.63 228 0.79
(d)
0.79
(d)
6.33
(d)
4
11.90 228 0.78 0.78 6.51 38
19.43 217 0.81 0.81 6.15 31
10.78 195 0.79 0.79 5.81 27
(22.21) 187 0.78 0.78 5.86 37
7.74 253 0.80 0.80 4.61 57
1.56 125,583 0.62
(d)
0.62
(d)
6.51
(d)
4
12.09 116,306 0.61 0.61 6.70 38
19.61 120,648 0.63 0.63 6.36 31
11.11 78,811 0.62 0.62 5.96 27
(22.07) 35,533 0.62 0.62 5.93 37
7.90 77,422 0.61 0.61 4.67 57
1.50 30,332 0.87
(d)
0.87
(d)
6.26
(d)
4
11.83 27,395 0.86 0.86 6.44 38
19.35 25,202 0.88 0.88 6.10 31
10.71 16,607 0.87 0.86 5.74 27
(22.21) 13,771 0.87 0.80 5.84 37
7.78 19,212 0.86 0.82 4.44 57
1.70 626,072 0.62
(d)
0.00
(d)
7.12
(d)
4
12.77 597,042 0.61 0.00 7.29 38
20.34 370,592 0.63 0.01 6.94 31
11.82 331,520 0.62 0.00 6.58 27
(21.65) 430,741 0.62 0.00 6.64 37
8.66 470,716 0.61 0.00 5.24 57

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.2
Inflation Linked Bond
Class A:
12/31/25 $ 10 .13 $ 0 .38 $ 0 .30 $ 0 .68 $ ( 0 .39 ) $ — $ ( 0 .39 ) $ 10 .42
12/31/24
(d)
10 .16 0 .27 — 0 .27 ( 0 .30 ) — ( 0 .30 ) 10 .13
3/31/24 10 .38 0 .31 ( 0 .17 ) 0 .14 ( 0 .36 ) — ( 0 .36 ) 10 .16
3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
Class I:
12/31/25 10 .47 0 .41 0 .31 0 .72 ( 0 .41 ) — ( 0 .41 ) 10 .78
12/31/24
(d)
10 .49 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) — ( 0 .31 ) 10 .47
3/31/24 10 .71 0 .36 ( 0 .20 ) 0 .16 ( 0 .38 ) — ( 0 .38 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
Premier Class:
12/31/25 10 .44 0 .41 0 .32 0 .73 ( 0 .41 ) — ( 0 .41 ) 10 .76
12/31/24
(d)
10 .47 0 .29 ( 0 .01 ) 0 .28 ( 0 .31 ) — ( 0 .31 ) 10 .44
3/31/24 10 .68 0 .39 ( 0 .23 ) 0 .16 ( 0 .37 ) — ( 0 .37 ) 10 .47
3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
Class R6:
12/31/25 10 .47 0 .43 0 .31 0 .74 ( 0 .43 ) — ( 0 .43 ) 10 .78
12/31/24
(d)
10 .49 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) — ( 0 .32 ) 10 .47
3/31/24 10 .71 0 .35 ( 0 .17 ) 0 .18 ( 0 .40 ) — ( 0 .40 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .06 ) ( 0 .37 ) ( 0 .68 ) ( 0 .08 ) ( 0 .76 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
Retirement Class:
12/31/25 10 .57 0 .40 0 .32 0 .72 ( 0 .40 ) — ( 0 .40 ) 10 .89
12/31/24
(d)
10 .59 0 .29 ( 0 .01 ) 0 .28 ( 0 .30 ) — ( 0 .30 ) 10 .57
3/31/24 10 .79 0 .33 ( 0 .17 ) 0 .16 ( 0 .36 ) — ( 0 .36 ) 10 .59
3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
Class W:
12/31/25 10 .47 0 .45 0 .31 0 .76 ( 0 .45 ) — ( 0 .45 ) 10 .78
12/31/24
(d)
10 .49 0 .32 — 0 .32 ( 0 .34 ) — ( 0 .34 ) 10 .47
3/31/24 10 .71 0 .37 ( 0 .16 ) 0 .21 ( 0 .43 ) — ( 0 .43 ) 10 .49
3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund's fiscal year end was March 31st.
(e)
Annualized.
(f)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
6 .76% $ 105,136 0 .59% 0 .59% 3 .60% 27%
2 .63 106,240 0 .55
(e)
0 .55
(e)
3 .50
(e)
30
1 .40 119,139 0 .56 0 .54 3 .05 30
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
(f)
7 .12 150,264 0 .56 0 .54 1 .13 27
6 .92 61,704 0 .40 0 .40 3 .77 27
2 .77 55,410 0 .39
(e)
0 .38
(e)
3 .72
(e)
30
1 .60 67,636 0 .36 0 .34 3 .39 30
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
(f)
7 .43 123,505 0 .34 0 .32 1 .31 27
7 .03 921 0 .41 0 .41 3 .78 27
2 .65 932 0 .42
(e)
0 .42
(e)
3 .62
(e)
30
1 .62 948 0 .41 0 .39 3 .68 30
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
(f)
7 .38 8,211 0 .40 0 .38 1 .34 27
7 .08 520,430 0 .25 0 .25 3 .95 27
2 .87 476,308 0 .26
(e)
0 .25
(e)
3 .88
(e)
30
1 .74 565,535 0 .26 0 .24 3 .35 30
( 3 .01 ) 603,640 0 .25 0 .23 6 .20 19
3 .76 866,667 0 .25 0 .23 6 .00 21
(f)
7 .53 1,209,995 0 .25 0 .23 1 .31 27
6 .84 105,529 0 .50 0 .50 3 .69 27
2 .65 108,658 0 .51
(e)
0 .50
(e)
3 .57
(e)
30
1 .58 120,533 0 .51 0 .49 3 .14 30
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
(f)
7 .29 178,970 0 .50 0 .48 1 .17 27
7 .35 2,387,031 0 .25 0.00 4 .19 27
3 .06 2,169,052 0 .26
(e)
0.00
(e)
3 .99
(e)
30
2 .03 2,106,969 0 .26 0.00 3 .52 30
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
(f)
7 .77 1,746,530 0 .25 0.00 1 .71 27

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.3
International Bond
§
Class A:
12/31/25
(c)
$ 8.99 $ 0.04 $ (0.07) $ (0.03) $ (0.10) $ — $ (0.10) $ 8.86
10/31/25 8.69 0.23 0.20 0.43 (0.13) — (0.13) 8.99
10/31/24 7.90 0.23 0.56 0.79 — — — 8.69
10/31/23 7.96 0.20 0.10 0.30 (0.36) — (0.36) 7.90
10/31/22 9.91 0.15 (1.41) (1.26) (0.61) (0.08) (0.69) 7.96
10/31/21 10.22 0.11 (0.17) (0.06) (0.15) (0.10) (0.25) 9.91
Class I:
12/31/25
(c)
9.02 0.05 (0.07) (0.02) (0.13) — (0.13) 8.87
10/31/25 8.72 0.26 0.20 0.46 (0.16) — (0.16) 9.02
10/31/24 7.92 0.25 0.57 0.82 (0.02) — (0.02) 8.72
10/31/23 7.97 0.22 0.09 0.31 (0.36) — (0.36) 7.92
10/31/22 9.92 0.18 (1.40) (1.22) (0.65) (0.08) (0.73) 7.97
10/31/21 10.23 0.14 (0.17) (0.03) (0.18) (0.10) (0.28) 9.92
Premier Class:
12/31/25
(c)
9.07 0.04 (0.06) (0.02) (0.12) — (0.12) 8.93
10/31/25 8.77 0.25 0.21 0.46 (0.16) — (0.16) 9.07
10/31/24 7.96 0.25 0.57 0.82 (0.01) — (0.01) 8.77
10/31/23 8.01 0.21 0.10 0.31 (0.36) — (0.36) 7.96
10/31/22 9.99 0.17 (1.42) (1.25) (0.65) (0.08) (0.73) 8.01
10/31/21 10.29 0.13 (0.16) (0.03) (0.17) (0.10) (0.27) 9.99
Class R6:
12/31/25
(c)
9.02 0.05 (0.07) (0.02) (0.14) — (0.14) 8.86
10/31/25 8.72 0.26 0.21 0.47 (0.17) — (0.17) 9.02
10/31/24 7.92 0.26 0.56 0.82 (0.02) — (0.02) 8.72
10/31/23 7.96 0.22 0.10 0.32 (0.36) — (0.36) 7.92
10/31/22 9.94 0.18 (1.41) (1.23) (0.67) (0.08) (0.75) 7.96
10/31/21 10.24 0.15 (0.17) (0.02) (0.18) (0.10) (0.28) 9.94
Retirement Class:
12/31/25
(c)
8.99 0.04 (0.06) (0.02) (0.13) — (0.13) 8.84
10/31/25 8.70 0.24 0.20 0.44 (0.15) — (0.15) 8.99
10/31/24 7.90 0.24 0.56 0.80 (0.00)
(e)
— (0.00)
(e)
8.70
10/31/23 7.95 0.20 0.11 0.31 (0.36) — (0.36) 7.90
10/31/22 9.91 0.16 (1.41) (1.25) (0.63) (0.08) (0.71) 7.95
10/31/21 10.22 0.12 (0.17) (0.05) (0.16) (0.10) (0.26) 9.91
Class W:
12/31/25
(c)
9.07 0.05 (0.07) (0.02) (0.16) — (0.16) 8.89
10/31/25 8.77 0.32 0.20 0.52 (0.22) — (0.22) 9.07
10/31/24 7.96 0.31 0.57 0.88 (0.07) — (0.07) 8.77
10/31/23 7.96 0.27 0.11 0.38 (0.38) — (0.38) 7.96
10/31/22 9.99 0.24 (1.42) (1.18) (0.77) (0.08) (0.85) 7.96
10/31/21 10.29 0.21 (0.17) 0.04 (0.24) (0.10) (0.34) 9.99
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
For the two months ended December 31, 2025. Prior to November 1, 2025, the Fund's fiscal year end was October 31st.
(d)
Annualized.
(e)
Value rounded to zero.
§
Consolidated Financial Highlights (see Notes to Financial Statements)

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
(0.28) % $ 1,173 0.94%
(d)
0.89%
(d)
2.75%
(d)
4%
5.04 1,195 0.97 0.92 2.68 30
10.00 1,229 0.96 0.95 2.69 37
3.75 1,450 0.97 0.94 2.46 29
(13.01) 1,448 1.10 0.94 1.68 39
(0.68) 1,731 1.49 0.94 1.12 37
(0.18) 2,115 0.62
(d)
0.62
(d)
3.01
(d)
4
5.34 2,504 0.62 0.60 2.98 30
10.30 1,418 0.71 0.70 2.95 37
3.96 1,133 0.70 0.67 2.74 29
(12.61) 106 0.69 0.67 2.10 39
(0.39) 117 0.68 0.68 1.38 37
(0.19) 92 0.74
(d)
0.70
(d)
2.94
(d)
4
5.25 93 0.80 0.72 2.88 30
10.28 90 0.83 0.75 2.89 37
3.91 82 0.80 0.75 2.65 29
(12.89) 82 0.78 0.75 1.86 39
(0.42) 103 0.80 0.75 1.31 37
(0.26) 2,680 0.54
(d)
0.53
(d)
3.12
(d)
4
5.44 2,251 0.61 0.56 3.03 30
10.37 707 0.63 0.60 3.03 37
4.12 721 0.63 0.59 2.81 29
(12.72) 630 0.61 0.59 2.03 39
(0.26) 732 0.60 0.60 1.46 37
(0.27) 127,499 0.79
(d)
0.79
(d)
2.86
(d)
4
5.06 117,945 0.83 0.80 2.78 30
10.14 5,516 0.87 0.85 2.79 37
3.92 4,489 0.87 0.84 2.55 29
(12.97) 4,435 0.86 0.84 1.77 39
(0.58) 5,682 0.84 0.84 1.21 37
(0.24) 1,287,233 0.54
(d)
0.00
(d)
3.65
(d)
4
6.04 1,068,213 0.58 0.00 3.61 30
11.08 411,755 0.62 0.01 3.64 37
4.80 365,238 0.62 0.00 3.39 29
(12.23) 369,347 0.61 0.00 2.60 39
0.29 516,606 0.59 0.00 2.07 37

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
6.4
Real Estate Securities Select
Class A:
12/31/25 $ 17 .82 $ 0 .40 $ ( 0 .10 ) $ 0 .30 $ ( 0 .41 ) $ — $ ( 0 .15 ) $ ( 0 .56 ) $ 17 .56
12/31/24
(d)
17 .09 0 .31 0 .80 1 .11 ( 0 .36 ) — ( 0 .02 ) ( 0 .38 ) 17 .82
3/31/24 16 .25 0 .41 0 .87 1 .28 ( 0 .44 ) — — ( 0 .44 ) 17 .09
3/31/23 22 .14 0 .41 ( 5 .44 ) ( 5 .03 ) ( 0 .38 ) ( 0 .48 ) — ( 0 .86 ) 16 .25
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) — ( 0 .66 ) 22 .14
3/31/21 14 .09 0 .25 4 .73 4 .98 ( 0 .25 ) — — ( 0 .25 ) 18 .82
Class I:
12/31/25 18 .01 0 .44 ( 0 .09 ) 0 .35 ( 0 .46 ) — ( 0 .15 ) ( 0 .61 ) 17 .75
12/31/24
(d)
17 .26 0 .33 0 .83 1 .16 ( 0 .39 ) — ( 0 .02 ) ( 0 .41 ) 18 .01
3/31/24 16 .41 0 .44 0 .88 1 .32 ( 0 .47 ) — — ( 0 .47 ) 17 .26
3/31/23 22 .35 0 .44 ( 5 .49 ) ( 5 .05 ) ( 0 .41 ) ( 0 .48 ) — ( 0 .89 ) 16 .41
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) — ( 0 .69 ) 22 .35
3/31/21 14 .22 0 .26 4 .79 5 .05 ( 0 .28 ) — — ( 0 .28 ) 18 .99
Premier Class:
12/31/25 18 .02 0 .44 ( 0 .10 ) 0 .34 ( 0 .45 ) — ( 0 .15 ) ( 0 .60 ) 17 .76
12/31/24
(d)
17 .27 0 .31 0 .84 1 .15 ( 0 .38 ) — ( 0 .02 ) ( 0 .40 ) 18 .02
3/31/24 16 .42 0 .44 0 .87 1 .31 ( 0 .46 ) — — ( 0 .46 ) 17 .27
3/31/23 22 .36 0 .44 ( 5 .50 ) ( 5 .06 ) ( 0 .40 ) ( 0 .48 ) — ( 0 .88 ) 16 .42
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) — ( 0 .68 ) 22 .36
3/31/21 14 .22 0 .27 4 .79 5 .06 ( 0 .28 ) — — ( 0 .28 ) 19 .00
Class R6:
12/31/25 17 .99 0 .47 ( 0 .10 ) 0 .37 ( 0 .48 ) — ( 0 .15 ) ( 0 .63 ) 17 .73
12/31/24
(d)
17 .25 0 .35 0 .81 1 .16 ( 0 .40 ) — ( 0 .02 ) ( 0 .42 ) 17 .99
3/31/24 16 .40 0 .47 0 .87 1 .34 ( 0 .49 ) — — ( 0 .49 ) 17 .25
3/31/23 22 .34 0 .46 ( 5 .49 ) ( 5 .03 ) ( 0 .43 ) ( 0 .48 ) — ( 0 .91 ) 16 .40
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) — ( 0 .71 ) 22 .34
3/31/21 14 .21 0 .30 4 .77 5 .07 ( 0 .30 ) — — ( 0 .30 ) 18 .98
Retirement Class:
12/31/25 18 .96 0 .46 ( 0 .12 ) 0 .34 ( 0 .43 ) — ( 0 .15 ) ( 0 .58 ) 18 .72
12/31/24
(d)
18 .15 0 .33 0 .87 1 .20 ( 0 .37 ) — ( 0 .02 ) ( 0 .39 ) 18 .96
3/31/24 17 .23 0 .45 0 .92 1 .37 ( 0 .45 ) — — ( 0 .45 ) 18 .15
3/31/23 23 .41 0 .44 ( 5 .76 ) ( 5 .32 ) ( 0 .38 ) ( 0 .48 ) — ( 0 .86 ) 17 .23
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) — ( 0 .65 ) 23 .41
3/31/21 14 .86 0 .27 4 .99 5 .26 ( 0 .26 ) — — ( 0 .26 ) 19 .86
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund's fiscal year end was March 31st.
(e)
Annualized.
(f)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
1 .72% $ 263,091 0 .87% 0 .87% 2 .22% 26%
6 .52 314,030 0 .78
(e)
0 .78
(e)
2 .33
(e)
21
8 .07 326,548 0 .79 0 .77 2 .54 7
( 22 .73 ) 369,354 0 .77 0 .73 2 .28 25
21 .13 532,018 0 .75 0 .72 1 .09 25
(f)
35 .57 367,908 0 .79 0 .76 1 .48 45
1 .97 27,376 0 .61 0 .61 2 .47 26
6 .69 38,548 0 .62
(e)
0 .62
(e)
2 .45
(e)
21
8 .23 50,394 0 .61 0 .58 2 .69 7
( 22 .60 ) 107,731 0 .60 0 .57 2 .45 25
21 .32 153,657 0 .59 0 .59 1 .19 25
(f)
35 .76 71,403 0 .62 0 .59 1 .55 45
1 .94 16,513 0 .65 0 .65 2 .47 26
6 .65 17,288 0 .65
(e)
0 .65
(e)
2 .28
(e)
21
8 .20 26,551 0 .65 0 .62 2 .66 7
( 22 .62 ) 34,765 0 .63 0 .60 2 .42 25
21 .25 45,328 0 .62 0 .62 1 .27 25
(f)
35 .78 48,255 0 .64 0 .62 1 .62 45
2 .09 1,696,402 0 .49 0 .49 2 .59 26
6 .74 1,980,850 0 .50
(e)
0 .50
(e)
2 .61
(e)
21
8 .38 2,043,858 0 .50 0 .48 2 .84 7
( 22 .52 ) 2,026,404 0 .48 0 .45 2 .55 25
21 .46 2,935,178 0 .47 0 .47 1 .37 25
(f)
35 .94 2,272,604 0 .49 0 .47 1 .77 45
1 .85 533,479 0 .74 0 .74 2 .44 26
6 .59 433,965 0 .75
(e)
0 .75
(e)
2 .33
(e)
21
8 .10 491,401 0 .75 0 .72 2 .60 7
( 22 .72 ) 503,900 0 .73 0 .70 2 .31 25
21 .17 675,116 0 .72 0 .72 1 .11 25
(f)
35 .58 533,102 0 .74 0 .72 1 .52 45

Notes to Financial Statements

1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Change in Fiscal and Tax Year Ends: On October 8, 2025, Emerging Markets Debt and International Bond Funds’ Board of Trustees
(the "Board") approved that these Funds’ fiscal and tax year ends be changed from October 31 to December 31. The Funds continued to follow their current regulatory reporting schedules and prepared an annual report as of October 31, 2025, after which it prepared this annual report for the two-month period ended December 31, 2025.
Current Fiscal Period: The end of the reporting period for the Funds is December 31, 2025, and the period covered by these Notes to
Financial Statements is the fiscal year ended December 31, 2025, except for Emerging Markets Debt and International Bond which is for the two months ended December 31, 2025 (the "current fiscal period”).
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value ("NAV") without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-
front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Basis for Consolidation:   International Bond is presented on a consolidated basis with the Nuveen International Bond Fund Offshore
Limited (the “Regulation S Subsidiary”) and the Nuveen International Bond Fund Taxable Offshore Limited (the “TEFRA Bond
Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of International Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March
1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation
S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1, 2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S.
federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund
(except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiaries is as follows:
Fund Name Short Name
Nuveen Emerging Markets Debt Fund Emerging Markets Debt
Nuveen Inflation Linked Bond Fund Inflation Linked Bond
Nuveen International Bond Fund International Bond
Nuveen Real Estate Securities Select Fund Real Estate Securities Select

Notes to Financial Statements
(continued)

Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the
Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $71,451,704 $65,044,299
Net assets 73,372,801 66,214,656
Net investment income (loss) 387,967 367,943
Net realized gain (loss) (1,026,170) (15,355)
Net change in unrealized appreciation (depreciation) 1,068,493 1,750,938
% of Fund's consolidated net assets 5% 5%

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more information.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements
(continued)

3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $3,791,050 $— $3,791,050
Common stocks 5,543,165 — — 5,543,165
Corporate bonds — 373,655,938 — 373,655,938
Government bonds — 402,571,777 — 402,571,777
Structured assets — — 2,605,564 2,605,564
Investments purchased with collateral from securities lending 11,060,481 — — 11,060,481
Short-Term Investments
:
Government agency debt — 1,599,397 — 1,599,397
Repurchase agreement — 17,096,000 — 17,096,000
Treasury debt — 5,493,933 — 5,493,933
Investments in Derivatives
:
Forward foreign currency contracts* — (18,360) — (18,360)
Total $16,603,646 $804,189,735 $2,605,564 $823,398,945
1 1 1 1 1
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $5,725,033 $— $5,725,033
Government bonds — 3,090,069,241 — 3,090,069,241
Short-Term Investments
:
Repurchase agreement — 19,592,000 — 19,592,000
Investments in Derivatives
:
Futures contracts* (61,294) — — (61,294)
Total $(61,294) $3,115,386,274 $— $3,115,324,980
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $12,252,168 $— $12,252,168
Corporate bonds — 312,003,709 — 312,003,709
Government bonds — 983,037,476 — 983,037,476
Structured assets — 47,730,478 — 47,730,478
Investments purchased with collateral from securities lending 328,557 — — 328,557
Short-Term Investments
:
Government agency debt — 4,996,587 — 4,996,587
Repurchase agreement — 20,961,000 — 20,961,000
Treasury debt — 29,694,669 — 29,694,669
Investments in Derivatives
:
Forward foreign currency contracts* — (2,160,900) — (2,160,900)
Total $328,557 $1,408,515,187 $— $1,408,843,744
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,507,770,850 $— $— $2,507,770,850
Short-Term Investments
:
Repurchase agreement — 15,578,000 — 15,578,000
Treasury debt — 7,057,000 — 7,057,000
Total $2,507,770,850 $22,635,000 $— $2,530,405,850
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Emerging Markets Debt Fixed Income Clearing Corporation $ 17,096,000 $ (17,437,962)
Inflation Linked Bond Fixed Income Clearing Corporation 19,592,000 (19,983,869)
International Bond Fixed Income Clearing Corporation 20,961,000 (21,380,230)
Real Estate Securities Select Fixed Income Clearing Corporation 15,578,000 (15,889,603)

Notes to Financial Statements
(continued)

Treasury Inflation Protected Securities: Inflation Linked Bond may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer
Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of
Operations.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
6.1
Emerging Markets Debt $10,695,961 $11,060,481 $– $11,060,481
6.3
International Bond 312,420 328,557 – 328,557
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
6.1
Emerging Markets Debt $ 63,749,920 $ – $ 30,516,164 $ –
6.2
Inflation Linked Bond – 842,231,560 750,000 821,558,391
6.3
International Bond 264,738,149 6,240,563 41,825,233 4,147,516
6.4
Real Estate Securities Select 706,906,540 – 901,493,192 –

Futures Contracts:  Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Fund listed below used futures contracts to manage exposure to the  bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: During the current fiscal period, the Funds listed below used forward foreign currency contracts to hedge a portion of its exposure to non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
6.2
Inflation Linked Bond $ 52,453,247
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 16,072,832
6.3
International Bond 1,004,718,550
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning and end of the current fiscal period.

Notes to Financial Statements
(continued)

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the current fiscal period.
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
h
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Emerging Markets Debt Australia and New Zealand Banking Group
Limited $ 41,950 $ — $ 41,950 $ — $ 41,950
Citibank N.A. — (28,648) (28,648) — (28,648)
Morgan Stanley — (31,662) (31,662) — (31,662)
Total $41,950 $(60,310) $(18,360) $— $(18,360)
International Bond Australia and New Zealand Banking Group
Limited 160,708 (1,397,735) (1,237,027) — (1,237,027)
Bank of America 10,617 (724,165) (713,548) — (713,548)
Barclays Bank PLC — (109,161) (109,161) — (109,161)
Citibank N.A. 1,155,061 (2,058,816) (903,755) 799,000 (104,755)
Goldman Sachs 11,235 (136,221) (124,986) — (124,986)
Morgan Stanley 4,243,388 (2,783,229) 1,460,159 — 1,460,159
Standard Chartered Bank 99,999 (163,767) (63,768) — (63,768)
Toronto Dominion Bank 25,801 (494,615) (468,814) — (468,814)
Total $5,706,809 $(7,867,709) $(2,160,900) $799,000 $(1,361,900)
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Emerging Markets Debt
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 41,950 Unrealized depreciation
on forward contracts
$ (60,310)
1 1 1 1 1 1 1 1
Inflation Linked Bond
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(61,294)
1 1 1 1 1 1 1 1
International Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
5,706,809 Unrealized depreciation
on forward contracts
(7,867,709)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Two Months Ended 12/31/25
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt
Forward foreign currency contracts Foreign currency exchange rate $ (4,990) $ (182,446)
Year Ended 10/31/25
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt
Forward foreign currency contracts Foreign currency exchange rate $ (214,011) $ 127,911
Swap contracts Credit (35,406) –

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.2
Inflation Linked Bond
Futures contracts Interest rate $ 1,901,627 $ (109,265)
Two Months Ended 12/31/25
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.3
International Bond
Forward foreign currency contracts Foreign currency exchange rate $ 1,111,398 $ (13,070,539)
Year Ended 10/31/25
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.3
International Bond
Forward foreign currency contracts Foreign currency exchange rate $ (9,020,741) $ 7,893,204

Notes to Financial Statements
(continued)

Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
10/31/24
6.1
Emerging Markets Debt Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 673,988 $ 6,157,415 4,494,309 $ 39,238,087 6,027,549 $ 50,701,300
Class I 80,899 742,021 1,753,094 15,672,027 1,118,689 9,315,032
Premier Class – – 1 5 – –
Class R6 1,186,113 10,857,185 4,311,980 37,946,523 4,217,816 35,622,486
Retirement Class 349,997 3,200,789 983,550 8,691,661 1,294,560 10,766,725
Class W 4,584,432 41,874,736 32,605,228 293,214,572 8,026,542 67,387,268
Total subscriptions 6,875,429 62,832,146 44,148,162 394,762,875 20,685,156 173,792,811
Reinvestments of distributions:
Class A 45,280 409,788 105,487 924,582 81,047 682,696
Class I 41,671 378,373 129,624 1,138,050 97,920 829,572
Class R6 239,571 2,170,509 782,505 6,840,430 676,130 5,715,462
Retirement Class 55,811 505,086 177,663 1,552,712 148,219 1,252,343
Total reinvestments of
distributions 382,333 3,463,756 1,195,279 10,455,774 1,003,316 8,480,073
Redemptions:
Class A (574,446) (5,252,021) (3,689,279) (32,117,717) (5,932,311) (50,012,881)
Class I (62,726) (574,933) (1,495,406) (13,406,582) (564,657) (4,759,123)
Premier Class – – (1) (5) (472) (3,840)
Class R6 (384,738) (3,505,912) (6,255,040) (54,399,854) (1,270,728) (10,758,111)
Retirement Class (78,291) (716,316) (1,064,122) (9,348,443) (703,244) (5,989,053)
Class W (1,252,499) (11,469,116) (9,923,670) (86,910,286) (8,546,905) (71,978,977)
Total redemptions (2,352,700) (21,518,298) (22,427,518) (196,182,887) (17,018,317) (143,501,985)
Net increase (decrease) from
shareholder transactions 4,905,062 $ 44,777,604 22,915,923 $ 209,035,762 4,670,155 $ 38,770,899
Year Ended
12/31/25
Nine Months Ended
12/31/24
Year Ended
3/31/24
6.2
Inflation Linked Bond Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 906,763 $ 9,467,834 631,856 $ 6,467,549 1,288,477 $ 13,059,446
Class I 2,122,632 22,984,892 2,100,605 22,117,944 2,405,516 25,230,979
Premier Class 20,281 218,499 7,329 77,287 25,759 270,373
Class R6 7,364,726 79,624,917 3,811,419 40,237,748 6,879,795 72,184,907
Retirement Class 946,085 10,308,745 160,714 1,715,921 297,367 3,105,040
Class W 49,641,134 536,568,580 29,975,898 316,638,262 49,776,621 521,604,305
Total subscriptions 61,001,621 659,173,467 36,687,821 387,254,711 60,673,535 635,455,050
Reinvestments of distributions:
Class A 358,644 3,743,420 299,932 3,049,934 394,391 3,963,055
Class I 138,097 1,490,881 134,802 1,415,415 205,967 2,136,473
Premier Class 3,350 36,065 2,586 27,097 6,450 66,748
Class R6 1,814,934 19,585,189 1,326,674 13,940,915 2,017,779 20,917,461
Retirement Class 362,180 3,946,916 302,631 3,208,480 423,884 4,434,311
Class W 14,188 153,178 – – – –
Total reinvestments of
distributions 2,691,393 28,955,649 2,066,625 21,641,841 3,048,471 31,518,048
Redemptions:
Class A (1,664,808) (17,372,698) (2,167,228) (22,131,101) (2,593,681) (26,316,099)
Class I (1,832,050) (19,711,890) (3,388,859) (35,788,497) (4,930,366) (51,510,463)
Premier Class (27,253) (294,358) (11,276) (118,715) (168,393) (1,735,965)
Class R6 (6,420,179) (69,334,921) (13,546,739) (142,162,166) (11,367,625) (118,426,790)
Retirement Class (1,900,496) (20,698,391) (1,565,084) (16,662,766) (2,597,626) (27,400,363)
Class W (35,497,795) (383,250,727) (23,596,093) (248,163,592) (24,053,242) (252,579,348)
Total redemptions (47,342,581) (510,662,985) (44,275,279) (465,026,837) (45,710,933) (477,969,028)
Net increase (decrease) from
shareholder transactions 16,350,433 $ 177,466,131 (5,520,833) $ (56,130,285) 18,011,073 $ 189,004,070

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
10/31/24
6.3
International Bond Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 245 $ 2,195 22,289 $ 195,214 11,927 $ 99,967
Class I 27,766 248,791 247,570 2,166,837 32,996 275,215
Premier Class – – – – 1 8
Class R6 54,633 489,920 198,407 1,742,203 16,693 139,755
Retirement Class 1,105,739 9,887,470 12,607,495 111,014,156 290,526 2,452,933
Class W 26,977,363 243,913,583 78,752,931 709,214,312 10,799,831 91,229,464
Total subscriptions 28,165,746 254,541,959 91,828,692 824,332,722 11,151,974 94,197,342
Reinvestments of distributions:
Class A 1,444 12,761 1,915 16,682 – –
Class I 3,275 28,983 2,729 23,769 248 2,038
Class R6 4,427 39,139 1,623 14,123 218 1,792
Retirement Class 199,281 1,757,655 9,703 84,412 63 519
Total reinvestments of
distributions 208,427 1,838,538 15,970 138,986 529 4,349
Redemptions:
Class A (2,141) (19,174) (32,629) (284,473) (54,200) (453,856)
Class I (70,021) (630,811) (135,430) (1,187,025) (13,761) (116,903)
Premier Class – – (1) (8) – –
Class R6 (6,189) (55,552) (31,386) (275,290) (26,891) (225,301)
Retirement Class (3) (29) (136,031) (1,180,575) (224,996) (1,909,147)
Class W (81,867) (736,821) (7,876,598) (68,553,228) (9,745,822) (83,038,329)
Total redemptions (160,221) (1,442,387) (8,212,075) (71,480,599) (10,065,670) (85,743,536)
Net increase (decrease) from
shareholder transactions 28,213,952 $ 254,938,110 83,632,587 $ 752,991,109 1,086,833 $ 8,458,155
Year Ended
12/31/25
Nine Months Ended
12/31/24
Year Ended
3/31/24
6.4
Real Estate Securities Select Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 400,110 $ 7,090,349 718,536 $ 12,426,270 1,066,960 $ 17,392,751
Class I 460,980 8,309,739 503,866 8,971,718 1,073,969 17,642,498
Premier Class 106,998 1,927,277 221,131 3,766,797 289,064 4,819,294
Class R6 10,420,830 187,442,743 7,830,141 137,017,940 13,364,176 218,219,672
Retirement Class 6,695,833 126,896,697 433,649 8,144,003 1,270,163 21,500,327
Total subscriptions 18,084,751 331,666,805 9,707,323 170,326,728 17,064,332 279,574,542
Reinvestments of distributions:
Class A 486,090 8,569,629 369,673 6,636,400 525,758 8,498,987
Class I 60,390 1,076,570 52,333 944,196 121,039 1,971,716
Premier Class 31,889 568,629 22,804 413,590 49,793 811,129
Class R6 3,608,841 64,249,653 2,609,598 47,304,121 3,525,080 57,511,280
Retirement Class 793,557 14,901,225 493,439 9,400,598 745,977 12,796,339
Total reinvestments of
distributions 4,980,767 89,365,706 3,547,847 64,698,905 4,967,647 81,589,451
Redemptions:
Class A (3,520,749) (62,515,470) (2,579,395) (44,888,136) (5,207,264) (84,329,563)
Class I (1,119,510) (19,910,092) (1,335,504) (23,138,068) (4,839,946) (78,615,073)
Premier Class (168,453) (3,034,944) (821,964) (14,068,970) (918,544) (14,630,649)
Class R6 (28,450,933) (509,708,933) (18,864,474) (332,950,471) (21,935,422) (358,847,732)
Retirement Class (1,876,451) (35,605,571) (5,111,574) (96,196,766) (4,180,019) (74,001,644)
Total redemptions (35,136,096) (630,775,010) (28,712,911) (511,242,411) (37,081,195) (610,424,661)
Net increase (decrease) from
shareholder transactions (12,070,578) $ (209,742,499) (15,457,741) $ (276,216,778) (15,049,216) $ (249,260,668)

Notes to Financial Statements
(continued)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deflation adjustments on Treasury Inflation-Protected Securities, foreign currency transactions, net operating losses, tax basis earnings and profits adjustments, tax treatment of earnings and profits from the TEFRA Bond Subsidiary, and taxable over distribution. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
=
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $822,563,423 $26,953,783 $(26,118,262) $835,521
6.2
Inflation Linked Bond 3,162,171,152 20,754,234 (67,600,406) (46,846,172)
6.3
International Bond 1,434,316,594 23,229,977 (48,702,827) (25,472,850)
6.4
Real Estate Securities Select 1,706,712,106 871,097,110 (47,403,367) 823,693,743
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $– $– $813,288 $(56,647,133) $– $(35,393) $(55,869,238)
6.2
Inflation Linked Bond 217,162 – (46,846,172) (64,587,253) – (716,692) (111,932,955)
6.3
International Bond – – (27,837,682) (36,267,279) – (21,308) (64,126,269)
6.4
Real Estate Securities Select – – 823,693,743 (75,845,587) – (632,249) 747,215,907
Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
6.1
Emerging Markets Debt $ 15,337,155 $ – $ – $ 36,134,311 $ – $ – $ 31,413,012 $ – $ –
Year Ended
12/31/25
Nine Months Ended
12/31/24
Year Ended
3/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
6.2
Inflation Linked Bond $ 124,267,714 $ – $ – $ 91,178,704 $ – $ – $ 111,223,768 $ – $ –
Two Months Ended
12/31/25
Year Ended
10/31/25
Year Ended
10/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
6.3
International Bond $ 24,254,659 $ – $ – $ 10,567,705 $ – $ – $ 3,201,577 $ – $ –
Year Ended
12/31/25
Nine Months Ended
12/31/24
Year Ended
3/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
6.4
Real Estate Securities
Select $ 68,030,796 $ – $ 22,015,118 $ 62,321,612 $ – $ 3,010,823 $ 82,402,400 $ – $ –
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $ 6,473,542 $ 50,173,591 $ 56,647,133
6.2
Inflation Linked Bond 13,515,660 51,071,593 64,587,253
6.3
International Bond 15,988,925 20,278,354 36,267,279
6.4
Real Estate Securities Select 75,845,587 – 75,845,587

As of year end, the Funds utilized the following capital loss carryforwards:
During the current fiscal period, the Funds did not pay any income taxes.
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. The Adviser is not compensated directly by the Subsidiaries for their services, rather it is provided a management fee on the average net assets of the
Fund which includes investments in the Subsidiaries.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen
Fund Advisors, LLC (“Nuveen Fund Advisors”).
For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1,
2025, 21% of the net assets of each Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Fund Utilized
6.1
Emerging Markets Debt $253,857
6.2
Inflation Linked Bond –
6.3
International Bond –
6.4
Real Estate Securities Select 67,356,397
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350%
For the next $200 billion 0.1325%
For eligible assets over $400 billion 0.1300%

Notes to Financial Statements
(continued)

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United
States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or
Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen
Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The fund-level fee range and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2027 for Emerging Markets Debt and International
Bond or April 30, 2026 for Inflation Linked Bond and Real Estate Securities Select. The reimbursement arrangements can only be changed with the approval of the
Board.
Effective May 1, 2025, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly.
This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and
any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:
Fund
Complex-Level Fee
6.1
Emerging Markets Debt 0.1592%
6.2
Inflation Linked Bond 0.1592%
6.3
International Bond 0.1592%
6.4
Real Estate Securities Select 0.1592%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.1
Emerging Markets Debt* 0.290%—0.390% 1.000% 0.800% 0.800% 0.650% 0.900% 0.650%
6.2
Inflation Linked Bond* 0.040%—0.090% 0.650 0.450 0.450 0.300 0.550 0.300
6.3
International Bond* 0.240%—0.340% 0.950 0.750 0.750 0.600 0.850 0.600
6.4
Real Estate Securities Select* 0.190%—0.340% 0.920 0.720 0.720 0.570 0.820 –
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.3
International Bond* 0.240%—0.340% 0.890% 0.690% 0.690% 0.540% 0.790% 0.540%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
6.4
Real Estate Securities Select $150,110

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
Affiliate Owned Shares: A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Emerging Markets Risks
Emerging Markets Debt and International Bond hold a large portion of their assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Borrowing Arrangements
Line of Credit: The Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
Fund
Sales Charges Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Emerging Markets Debt $ 548 $ 468
Inflation Linked Bond 1,034 885
International Bond — —
Real Estate Securities Select 6,302 5,506
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds TIAA Access Total
6.1
Emerging Markets Debt 75% – % – % 75%
6.2
Inflation Linked Bond 28 47 – 75
6.3
International Bond 89 – – 89
6.4
Real Estate Securities Select – – 16 16

Notes to Financial Statements
(continued)

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
Maximum
Outstanding
Balance
Emerging Markets Debt
$ —
Inflation Linked Bond
—
International Bond
—
Real Estate Securities Select
97,800,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Emerging Markets Debt
— $ — — %
Inflation Linked Bond
— — —
International Bond
— — —
Real Estate Securities Select
1 97,800,000 5.53

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
6.1
Emerging Markets Debt $ –
6.2
Inflation Linked Bond –
6.3
International Bond –
6.4
Real Estate Securities Select –
Fund Percentage
6.1
Emerging Markets Debt — %
6.2
Inflation Linked Bond —
6.3
International Bond —
6.4
Real Estate Securities Select 3.1
Fund Percentage
6.1
Emerging Markets Debt 1.0%
6.2
Inflation Linked Bond —
6.3
International Bond —
6.4
Real Estate Securities Select 3.1
Fund
1/1 to Prior Year End
Percentage
1
11/1 to Current Year
End Percentage
6.1
Emerging Market Debt 2.4% 4.7%
1
Effective November 1, 2025, Emerging Markets Debt changed its year end from October 31 to December 31.
Fund
1/1 to Current Year End
Percentage
6.1
Inflation Linked Bond 100%
Fund
1/1 to Prior Year End
Percentage
1
11/1 to Current Year
End Percentage
6.1
International Bond –% 15.1%
1
Effective November 1, 2025, International Bond changed its year end from October 31 to December 31.

Important Tax Information
(continued)

Qualified business income (QBI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
1/1 to Current Year End
Percentage
6.4
Real Estate Securities Select 1.4
Fund Percentage
6.1
Emerging Markets Debt – %
6.2
Inflation Linked Bond –
6.3
International Bond –
6.4
Real Estate Securities Select 88.8
Fund Percentage
6.1
Emerging Markets Debt 98.0%
6.2
Inflation Linked Bond 100.0
6.3
International Bond 88.5
6.4
Real Estate Securities Select 1.4

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees implemented after the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)